UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2105

Fidelity Salem Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2015

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Series Global ex U.S. Index
Fund

January 31, 2015

1.899284.105

SGX-QTLY-0315

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.0%
	Shares	Value
Australia - 5.0%
AGL Energy Ltd.	99,556	$ 1,092,858
ALS Ltd.	61,749	233,159
Alumina Ltd. (a)	337,054	504,507
Alumina Ltd. sponsored ADR (a)	8,422	50,111
Amcor Ltd.	178,824	1,767,358
AMP Ltd.	437,527	1,951,203
APA Group unit	164,436	1,036,566
Asciano Ltd.	141,539	658,970
ASX Ltd.	28,478	841,687
Aurizon Holdings Ltd.	316,818	1,211,486
Australia & New Zealand Banking Group Ltd.	408,908	10,438,395
Bank of Queensland Ltd.	53,916	522,275
Bendigo & Adelaide Bank Ltd.	66,134	684,886
BHP Billiton Ltd.	455,522	10,506,502
BHP Billiton Ltd. sponsored ADR (d)	10,717	496,519
Boral Ltd.	116,773	505,410
Brambles Ltd.	231,494	1,896,536
Caltex Australia Ltd.	19,899	514,992
Coca-Cola Amatil Ltd.	83,216	624,608
Cochlear Ltd.	8,391	539,319
Commonwealth Bank of Australia	240,555	16,633,197
Computershare Ltd.	70,363	632,210
Crown Ltd.	54,435	571,962
CSL Ltd.	70,364	4,788,520
DEXUS Property Group unit	135,207	807,467
Federation Centres unit	213,465	500,680
Flight Centre Travel Group Ltd.	7,984	233,063
Fortescue Metals Group Ltd.	230,845	418,590
Goodman Group unit	258,420	1,225,077
Harvey Norman Holdings Ltd.	83,851	256,105
Healthscope Ltd. (a)	167,168	349,659
Iluka Resources Ltd.	63,838	346,682
Incitec Pivot Ltd.	241,257	672,896
Insurance Australia Group Ltd.	347,013	1,719,013
Leighton Holdings Ltd.	14,991	238,559
Lend Lease Group unit	80,898	1,042,746
Macquarie Group Ltd.	42,853	2,054,014
Medibank Private Ltd. (a)	409,980	754,306
Metcash Ltd.	127,965	144,458
Mirvac Group unit	541,511	809,953
National Australia Bank Ltd.	350,858	9,676,119
Newcrest Mining Ltd. (a)	113,578	1,226,355
Common Stocks - continued
	Shares	Value
Australia - continued
Novion Property Group unit	307,008	$ 550,892
Orica Ltd.	54,735	768,306
Origin Energy Ltd.	164,058	1,353,778
Qantas Airways Ltd. (a)	155,051	312,439
QBE Insurance Group Ltd.	198,943	1,630,911
Ramsay Health Care Ltd.	19,447	894,928
realestate.com.au Ltd.	8,162	312,213
Rio Tinto Ltd.	64,755	2,887,563
Santos Ltd.	144,284	878,405
Scentre Group unit	789,022	2,318,367
SEEK Ltd.	48,683	670,000
Sonic Healthcare Ltd.	56,497	824,807
SP AusNet unit	261,247	283,569
Stockland Corp. Ltd. unit	347,512	1,178,619
Suncorp Group Ltd.	190,500	2,170,517
Sydney Airport unit	158,749	613,441
Tabcorp Holdings Ltd.	114,658	405,264
Tatts Group Ltd.	212,153	634,913
Telstra Corp. Ltd.	646,837	3,262,639
The GPT Group unit	249,721	875,573
Toll Holdings Ltd.	98,564	471,335
TPG Telecom Ltd.	43,176	223,309
Transurban Group unit	268,104	1,917,375
Treasury Wine Estates Ltd.	95,770	364,102
Wesfarmers Ltd.	166,765	5,632,970
Westfield Corp. unit	292,485	2,231,125
Westpac Banking Corp.	451,345	12,062,677
Westpac Banking Corp. sponsored ADR	9,826	262,846
Woodside Petroleum Ltd.	110,163	2,925,819
Woolworths Ltd.	186,987	4,601,515
WorleyParsons Ltd.	32,150	239,197
TOTAL AUSTRALIA		134,938,392
Austria - 0.1%
Andritz AG	10,760	583,622
Erste Group Bank AG	41,604	903,816
IMMOEAST AG (a)	928	0
IMMOFINANZ Immobilien Anlagen AG (a)	150,125	343,354
OMV AG	21,961	547,812
Raiffeisen International Bank-Holding AG (d)	16,157	189,877
Common Stocks - continued
	Shares	Value
Austria - continued
Vienna Insurance Group AG	5,324	$ 226,296
Voestalpine AG	16,894	602,296
TOTAL AUSTRIA		3,397,073
Bailiwick of Guernsey - 0.1%
Friends Life Group Ltd.	209,542	1,257,399
Bailiwick of Jersey - 0.9%
Experian PLC	146,837	2,594,276
Glencore Xstrata PLC	1,576,464	5,910,056
Petrofac Ltd.	39,315	418,067
Randgold Resources Ltd.	13,036	1,118,875
Shire PLC	87,480	6,384,979
Wolseley PLC	39,473	2,296,122
WPP PLC	195,315	4,295,088
TOTAL BAILIWICK OF JERSEY		23,017,463
Belgium - 0.9%
Ageas	32,588	1,116,885
Anheuser-Busch InBev SA NV	119,293	14,549,710
Belgacom SA	22,210	828,085
Colruyt NV	10,524	485,971
Delhaize Freres & Compagnie Le Lion SA sponsored ADR	14,036	290,405
Delhaize Group SA	11,663	970,204
Groupe Bruxelles Lambert SA	12,053	1,000,109
KBC Groupe SA (a)	37,087	1,999,655
Solvay SA Class A (d)	8,815	1,206,271
Telenet Group Holding NV (a)	7,832	435,472
UCB SA	18,774	1,463,172
Umicore SA	15,992	670,162
TOTAL BELGIUM		25,016,101
Bermuda - 0.4%
Alibaba Health Information Technology Ltd. (a)	356,000	233,979
Alibaba Pictures Group Ltd. (a)	600,000	118,323
Apollo Solar Energy Technology Holdings Ltd.	1,846,000	857,562
Beijing Enterprises Water Group Ltd.	656,000	430,683
Brilliance China Automotive Holdings Ltd.	446,000	818,063
Cheung Kong Infrastructure Holdings Ltd.	88,000	722,240
China Gas Holdings Ltd.	300,000	463,664
China Resources Gas Group Ltd.	132,000	321,284
Cosco Pacific Ltd.	257,377	372,445
Credicorp Ltd. (United States)	10,028	1,445,235
Common Stocks - continued
	Shares	Value
Bermuda - continued
First Pacific Co. Ltd.	362,078	$ 366,025
GOME Electrical Appliances Holdings Ltd.	1,493,418	205,573
Haier Electronics Group Co. Ltd.	159,000	426,993
Kerry Properties Ltd.	97,000	342,756
Kunlun Energy Co. Ltd.	480,000	499,782
Li & Fung Ltd.	858,000	849,101
Nine Dragons Paper (Holdings) Ltd.	233,000	171,158
Noble Group Ltd.	653,097	510,882
NWS Holdings Ltd.	213,378	396,016
Seadrill Ltd.	58,736	626,064
Shangri-La Asia Ltd.	178,000	231,066
Sihuan Pharmaceutical Holdings Group Ltd.	614,000	395,265
Yue Yuen Industrial (Holdings) Ltd.	113,000	420,481
TOTAL BERMUDA		11,224,640
Brazil - 1.0%
Ambev SA	631,730	4,150,713
B2W Companhia Global do Varejo (a)	18,300	155,498
Banco Bradesco SA	92,600	1,156,098
Banco do Brasil SA	121,800	937,813
Banco Santander SA (Brasil) unit	77,000	357,272
BB Seguridade Participacoes SA	103,600	1,135,131
BM&F BOVESPA SA	267,300	906,524
BR Malls Participacoes SA	64,600	366,667
Brasil Foods SA	87,200	2,092,215
CCR SA	130,600	743,713
Centrais Eletricas Brasileiras SA (Electrobras)	32,600	62,327
Cetip SA - Mercados Organizado	30,460	391,073
Cielo SA	99,330	1,480,742
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	42,100	208,676
Companhia Siderurgica Nacional SA (CSN)	88,800	137,672
Cosan Logistica SA (a)	17,100	13,957
Cosan SA Industria e Comercio	17,100	156,326
CPFL Energia SA	36,000	225,935
Cyrela Brazil Realty SA	34,600	139,393
Drogasil SA (a)	32,500	313,100
Duratex SA	44,866	124,235
Ecorodovias Infraestrutura e Logistica SA	31,200	120,579
Embraer SA	84,300	745,843
Energias do Brasil SA	36,600	118,124
Estacio Participacoes SA	44,200	274,927
Common Stocks - continued
	Shares	Value
Brazil - continued
Fibria Celulose SA (a)	28,995	$ 349,031
Hypermarcas SA (a)	53,100	360,761
JBS SA	108,900	464,294
Klabin SA unit	70,800	361,223
Kroton Educacional SA	203,392	932,348
Localiza Rent A Car SA	21,660	281,723
Lojas Americanas SA	14,375	62,948
Lojas Renner SA	18,500	486,071
M. Dias Branco SA	5,100	157,376
Multiplan Empreendimentos Imobiliarios SA (a)	13,600	244,250
Natura Cosmeticos SA	25,700	300,268
Odontoprev SA	34,800	133,973
Petroleo Brasileiro SA - Petrobras (ON)	384,011	1,150,638
Porto Seguro SA	16,600	167,655
Qualicorp SA (a)	30,000	296,842
Souza Cruz SA	56,500	473,562
Sul America SA unit	25,242	107,337
Terna Participacoes SA unit	12,000	87,744
TIM Participacoes SA	115,703	510,546
Totvs SA	18,000	225,197
Tractebel Energia SA	22,900	265,762
Ultrapar Participacoes SA	47,800	944,154
Vale SA	164,500	1,140,909
Vale SA sponsored ADR (d)	26,400	185,592
Via Varejo SA unit (a)	18,900	124,321
Weg SA	41,760	498,023
TOTAL BRAZIL		26,827,101
Canada - 6.6%
Agnico Eagle Mines Ltd. (Canada)	30,956	1,043,641
Agrium, Inc. (d)	21,346	2,277,388
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	61,946	2,427,238
AltaGas Ltd.	19,379	654,863
ARC Resources Ltd. (d)	47,610	861,753
ATCO Ltd. Class I (non-vtg.)	11,317	438,092
Bank of Montreal (d)	95,836	5,500,369
Bank of Nova Scotia	180,632	8,679,775
Barrick Gold Corp.	172,746	2,209,115
Baytex Energy Corp. (d)	24,883	386,159
BCE, Inc. (d)	41,091	1,887,205
BlackBerry Ltd. (a)	73,658	747,629
Bombardier, Inc. Class B (sub. vtg.)	208,579	476,020
Common Stocks - continued
	Shares	Value
Canada - continued
Brookfield Asset Management, Inc. Class A	82,301	$ 4,193,743
CAE, Inc.	39,319	484,255
Cameco Corp.	59,332	834,860
Canadian Imperial Bank of Commerce	58,878	4,085,828
Canadian National Railway Co.	121,545	8,007,986
Canadian Natural Resources Ltd.	162,099	4,699,557
Canadian Oil Sands Ltd. (d)	72,489	447,815
Canadian Pacific Railway Ltd.	25,585	4,459,204
Canadian Tire Ltd. Class A (non-vtg.) (d)	11,185	1,031,534
Canadian Utilities Ltd. Class A (non-vtg.)	18,393	609,819
Catamaran Corp. (a)	30,795	1,537,690
Cenovus Energy, Inc.	112,348	2,128,131
CGI Group, Inc. Class A (sub. vtg.) (a)	33,120	1,312,341
CI Financial Corp.	34,158	870,952
Constellation Software, Inc.	2,712	751,450
Crescent Point Energy Corp. (d)	62,610	1,488,016
Dollarama, Inc.	18,580	882,429
Eldorado Gold Corp.	105,473	506,324
Empire Co. Ltd. Class A (non-vtg.)	7,962	579,590
Enbridge, Inc.	125,589	6,083,264
Encana Corp.	109,819	1,343,029
Enerplus Corp. (d)	31,673	307,333
Fairfax Financial Holdings Ltd. (sub. vtg.)	3,090	1,641,418
Finning International, Inc.	25,278	416,758
First Capital Realty, Inc.	14,550	223,511
First Quantum Minerals Ltd.	89,126	812,914
Fortis, Inc.	40,344	1,330,619
Franco-Nevada Corp.	23,098	1,332,947
George Weston Ltd.	7,792	617,620
Gildan Activewear, Inc.	16,957	989,903
Goldcorp, Inc.	120,578	2,912,205
Great-West Lifeco, Inc. (d)	44,786	1,135,246
H&R REIT/H&R Finance Trust	19,589	376,457
Husky Energy, Inc. (d)	51,195	1,101,899
IGM Financial, Inc. (d)	15,068	517,129
Imperial Oil Ltd.	44,140	1,640,965
Industrial Alliance Insurance and Financial Services, Inc.	14,468	460,672
Intact Financial Corp.	19,482	1,301,969
Inter Pipeline Ltd. (d)	48,009	1,248,302
Keyera Corp.	12,643	746,223
Kinross Gold Corp. (a)	167,075	566,690
Loblaw Companies Ltd.	33,737	1,676,097
Common Stocks - continued
	Shares	Value
Canada - continued
Magna International, Inc. Class A (sub. vtg.)	31,503	$ 3,026,837
Manulife Financial Corp. (d)	275,979	4,426,263
MEG Energy Corp. (a)	23,319	355,648
Methanex Corp.	14,069	621,795
Metro, Inc. Class A (sub. vtg.)	12,698	1,004,888
National Bank of Canada (d)	48,546	1,689,005
New Gold, Inc. (a)	74,579	326,910
Onex Corp. (sub. vtg.)	12,908	708,533
Open Text Corp.	18,040	1,023,029
Pacific Rubiales Energy Corp. (d)	42,340	98,295
Paramount Resources Ltd. Class A (a)	8,703	195,264
Pembina Pipeline Corp. (d)	48,524	1,507,616
Penn West Petroleum Ltd. (d)	80,172	121,138
Peyto Exploration & Development Corp. (d)	21,877	552,649
Potash Corp. of Saskatchewan, Inc.	123,023	4,478,668
Power Corp. of Canada (sub. vtg.) (d)	55,117	1,329,019
Power Financial Corp.	37,057	999,988
PrairieSky Royalty Ltd. (d)	19,738	425,143
Restaurant Brands International, Inc. (a)	25,252	978,522
Restaurant Brands International, Inc. (a)	3,396	131,357
RioCan (REIT)	21,599	500,413
Rogers Communications, Inc. Class B (non-vtg.) (d)	53,751	1,911,128
Royal Bank of Canada	213,956	12,079,329
Saputo, Inc.	37,964	1,091,685
Shaw Communications, Inc. Class B (d)	58,589	1,352,799
Silver Wheaton Corp.	53,018	1,217,908
SNC-Lavalin Group, Inc.	22,921	758,502
Sun Life Financial, Inc. (d)	90,821	2,777,449
Suncor Energy, Inc.	217,520	6,487,769
Talisman Energy, Inc.	153,743	1,159,092
Teck Resources Ltd. Class B (sub. vtg.) (d)	84,118	1,088,960
TELUS Corp.	30,137	1,033,817
The Toronto-Dominion Bank	273,324	10,883,918
Thomson Reuters Corp. (d)	53,711	2,061,028
Tourmaline Oil Corp. (a)	25,774	708,699
TransAlta Corp. (d)	40,795	357,000
TransCanada Corp.	105,109	4,676,842
Turquoise Hill Resources Ltd. (a)	122,991	357,155
Valeant Pharmaceuticals International (Canada) (a)	47,287	7,560,636
Vermilion Energy, Inc. (d)	15,822	696,905
Yamana Gold, Inc.	129,060	534,238
TOTAL CANADA		178,579,780
Common Stocks - continued
	Shares	Value
Cayman Islands - 1.1%
AAC Technology Holdings, Inc.	109,000	$ 696,588
Anta Sports Products Ltd.	148,000	260,120
ASM Pacific Technology Ltd.	36,200	327,250
Belle International Holdings Ltd.	686,000	776,508
Chailease Holding Co. Ltd.	138,440	324,410
Chaoda Modern Agriculture (Holdings) Ltd. (a)	58,000	4,060
China Huishan Dairy Hld Co. Ltd.	880,000	140,668
China Medical System Holdings Ltd.	160,000	276,740
China Mengniu Dairy Co. Ltd.	203,000	924,980
China Resources Cement Holdings Ltd.	289,035	171,526
China Resources Land Ltd.	324,000	828,869
China Resources Land Ltd. rights 1/30/15 (a)	59,111	14,256
China State Construction International Holdings Ltd.	260,000	398,546
Country Garden Holdings Co. Ltd.	725,537	289,094
ENN Energy Holdings Ltd.	112,000	662,061
Evergrande Real Estate Group Ltd.	870,000	361,114
GCL-Poly Energy Holdings Ltd. (a)	1,524,000	330,914
Geely Automobile Holdings Ltd.	805,000	329,800
Haitian International Holdings Ltd.	99,000	191,940
Hengan International Group Co. Ltd.	109,000	1,293,843
Intime Department Store Group Co. Ltd.	196,500	120,855
Kingboard Chemical Holdings Ltd.	102,100	165,129
Kingsoft Corp. Ltd.	95,000	226,391
Lee & Man Paper Manufacturing Ltd.	194,000	101,858
Longfor Properties Co. Ltd.	201,000	264,062
MGM China Holdings Ltd.	144,800	350,741
New World China Land Ltd.	352,000	219,167
Sands China Ltd.	359,600	1,750,658
Semiconductor Manufacturing International Corp. (a)	3,746,000	324,699
Shenzhou International Group Holdings Ltd.	83,000	301,583
Shimao Property Holdings Ltd.	205,500	431,345
Shui On Land Ltd.	560,170	126,101
Sino Biopharmaceutical Ltd.	440,000	439,556
SOHO China Ltd.	328,000	227,794
Tencent Holdings Ltd.	764,200	12,889,423
Tingyi (Cayman Islands) Holding Corp.	290,000	714,305
TPK Holding Co. Ltd.	34,496	221,875
Uni-President China Holdings Ltd.	190,020	162,913
Want Want China Holdings Ltd.	879,000	1,052,616
WH Group Ltd. (a)	554,000	313,441
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
Wynn Macau Ltd.	226,000	$ 625,827
Zhen Ding Technology Holding Ltd.	45,230	125,867
TOTAL CAYMAN ISLANDS		29,759,493
Chile - 0.3%
AES Gener SA	350,161	182,381
Aguas Andinas SA	397,551	229,026
Banco de Chile	3,483,288	383,746
Banco de Credito e Inversiones	4,850	204,386
Banco Santander Chile	9,725,298	464,791
CAP SA	7,724	18,896
Cencosud SA	196,745	481,662
Colbun SA	1,161,948	318,189
Compania Cervecerias Unidas SA	22,736	208,933
Compania de Petroleos de Chile SA (COPEC)	68,185	774,854
CorpBanca SA	20,363,675	224,985
Empresa Nacional de Electricidad SA	487,004	698,169
Empresa Nacional de Telecomunicaciones SA (ENTEL)	18,401	174,257
Empresas CMPC SA	185,467	465,146
Enersis SA	2,887,160	891,010
LATAM Airlines Group SA (a)	47,807	503,287
LATAM Airlines Group SA sponsored ADR (a)	341	3,536
S.A.C.I. Falabella	144,814	952,886
Vina Concha y Toro SA	59,320	108,139
TOTAL CHILE		7,288,279
China - 2.5%
Agricultural Bank of China Ltd. (H Shares)	3,189,000	1,557,233
Air China Ltd. (H Shares)	266,000	255,203
Aluminum Corp. of China Ltd. (H Shares) (a)	604,000	272,688
Anhui Conch Cement Co. Ltd. (H Shares)	182,500	610,932
AviChina Industry & Technology Co. Ltd. (H Shares)	292,000	188,672
Bank Communications Co. Ltd. (H Shares)	1,295,200	1,087,336
Bank of China Ltd. (H Shares)	11,784,024	6,578,535
BBMG Corp. (H Shares)	171,500	150,086
Beijing Capital International Airport Co. Ltd. (H Shares)	312,000	296,445
BYD Co. Ltd. (H Shares)	95,000	345,021
CGN Power Co. Ltd.	786,000	330,902
China Cinda Asset Mngmt Co. Ltd. (H Shares) (a)	778,000	367,993
China CITIC Bank Corp. Ltd. (H Shares)	1,211,293	895,735
China CNR Corp. Ltd. (H Shares) (a)	268,000	343,200
China Coal Energy Co. Ltd. (H Shares)	614,000	338,252
Common Stocks - continued
	Shares	Value
China - continued
China Communications Construction Co. Ltd. (H Shares)	656,000	$ 712,668
China Communications Services Corp. Ltd. (H Shares)	342,000	154,007
China Construction Bank Corp. (H Shares)	10,699,649	8,564,864
China Cosco Holdings Co. Ltd. (H Shares) (a)	359,500	177,698
China Everbright Bank Co. Ltd. (H Shares)	382,000	203,588
China Galaxy Securities Co. Ltd. (H Shares)	237,500	252,880
China International Marine Containers (Group) Ltd. (H Shares)	75,200	144,407
China Life Insurance Co. Ltd. (H Shares)	1,104,000	4,278,103
China Longyuan Power Grid Corp. Ltd. (H Shares)	443,000	475,464
China Merchants Bank Co. Ltd. (H Shares)	679,691	1,517,070
China Minsheng Banking Corp. Ltd. (H Shares)	924,860	1,122,654
China National Building Materials Co. Ltd. (H Shares)	424,000	407,604
China Oilfield Services Ltd. (H Shares)	268,000	440,827
China Pacific Insurance Group Co. Ltd. (H Shares)	390,400	1,876,170
China Petroleum & Chemical Corp. (H Shares)	3,785,800	2,995,469
China Railway Construction Corp. Ltd. (H Shares)	297,000	340,422
China Railway Group Ltd. (H Shares)	591,000	431,398
China Shenhua Energy Co. Ltd. (H Shares)	504,000	1,383,498
China Shipping Container Lines Co. Ltd. (H Shares) (a)	594,000	186,412
China Telecom Corp. Ltd. (H Shares)	2,058,000	1,217,073
China Vanke Co. Ltd. (H Shares) (a)	193,500	419,289
Chongqing Changan Automobile Co. Ltd. (B Shares)	126,000	315,169
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)	348,000	213,014
CITIC Securities Co. Ltd. (H Shares)	157,000	504,401
CSR Corp. Ltd. (H Shares)	300,000	362,908
Datang International Power Generation Co. Ltd. (H Shares)	416,000	227,444
Dongfeng Motor Group Co. Ltd. (H Shares)	400,000	578,497
Great Wall Motor Co. Ltd. (H Shares)	153,000	873,307
Guangzhou Automobile Group Co. Ltd. (H Shares)	321,376	291,398
Guangzhou R&F Properties Co. Ltd. (H Shares)	148,000	167,796
Haitong Securities Co. Ltd. (H Shares)	198,800	430,762
Huadian Power International Corp. Ltd. (H Shares)	240,000	217,066
Huaneng Power International, Inc. (H Shares)	522,000	730,640
Industrial & Commercial Bank of China Ltd. (H Shares)	10,946,008	7,805,899
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)	150,200	211,817
Jiangsu Expressway Co. Ltd. (H Shares)	178,000	220,930
Jiangxi Copper Co. Ltd. (H Shares)	194,000	315,765
New China Life Insurance Co. Ltd. (H Shares)	116,500	670,991
People's Insurance Co. of China Group (H Shares)	968,000	471,329
PetroChina Co. Ltd. (H Shares)	3,130,000	3,398,871
PICC Property & Casualty Co. Ltd. (H Shares)	511,334	997,266
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	386,500	4,096,488
Common Stocks - continued
	Shares	Value
China - continued
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	264,000	$ 207,151
Shanghai Electric Group Co. Ltd. (H Shares)	412,000	252,620
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. Class H	58,000	209,348
Shanghai Pharma Holding Co. Ltd. (H Shares)	101,000	218,708
Sinopec Engineering Group Co. Ltd. (H Shares) (e)	169,000	120,657
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)	510,000	147,610
Sinopharm Group Co. Ltd. (H Shares)	176,800	643,739
Sinotrans Ltd. (H Shares)	277,000	195,875
Tsingtao Brewery Co. Ltd. (H Shares)	52,000	348,005
Weichai Power Co. Ltd. (H Shares)	72,200	285,631
Yanzhou Coal Mining Co. Ltd. (H Shares)	262,000	208,354
Zhejiang Expressway Co. Ltd. (H Shares)	210,000	267,239
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	77,000	429,541
Zijin Mining Group Co. Ltd. (H Shares)	1,023,000	311,514
ZTE Corp. (H Shares)	87,280	191,415
TOTAL CHINA		68,058,963
Colombia - 0.1%
Almacenes Exito SA	29,767	304,990
BanColombia SA sponsored ADR	500	23,135
Cementos Argos SA	60,542	228,273
Cemex Latam Holdings SA (a)	23,421	146,093
Corporacion Financiera Colombiana SA	12,195	185,224
Corporacion Financiera Colombiana SA (RFD) (a)	449	6,990
Ecopetrol SA	739,838	592,780
Grupo de Inversiones Suramerica SA	34,990	507,642
Interconexion Electrica SA ESP	53,392	164,115
Inversiones Argos SA	43,364	329,140
Isagen SA	120,787	142,816
TOTAL COLOMBIA		2,631,198
Czech Republic - 0.0%
Ceske Energeticke Zavody A/S	23,756	557,090
Komercni Banka A/S	2,231	455,058
Telefonica Czech Rep A/S	12,712	112,461
TOTAL CZECH REPUBLIC		1,124,609
Denmark - 1.1%
A.P. Moller - Maersk A/S:
Series A	573	1,126,882
Series B	1,058	2,149,789
Carlsberg A/S Series B	15,881	1,169,698
Coloplast A/S Series B	16,492	1,303,611
Common Stocks - continued
	Shares	Value
Denmark - continued
Danske Bank A/S	96,450	$ 2,506,146
DSV de Sammensluttede Vognmaend A/S	26,438	834,312
ISS Holdings A/S (a)	13,756	406,945
Novo Nordisk A/S:
Series B	277,877	12,385,175
Series B sponsored ADR	19,990	890,754
Novozymes A/S Series B	35,457	1,620,236
Pandora A/S	17,060	1,224,669
TDC A/S	121,110	898,092
Tryg A/S	3,255	382,107
Vestas Wind Systems A/S (a)	33,168	1,302,069
William Demant Holding A/S (a)	3,448	261,761
TOTAL DENMARK		28,462,246
Egypt - 0.1%
Commercial International Bank SAE	95,030	690,998
Commercial International Bank SAE sponsored GDR	32,139	230,115
Global Telecom Holding (a)	361,388	218,545
Global Telecom Holding GDR (a)	10,000	28,800
Talaat Moustafa Group Holding	144,904	219,932
Telecom Egypt SAE	50,671	81,113
TOTAL EGYPT		1,469,503
Finland - 0.6%
Elisa Corp. (A Shares)	21,041	560,408
Fortum Corp.	65,751	1,404,244
Kone Oyj (B Shares) (d)	46,385	2,093,981
Metso Corp.	17,009	517,407
Neste Oil Oyj	18,717	518,180
Nokia Corp.	531,021	4,083,842
Nokia Corp. sponsored ADR	24,591	186,892
Nokian Tyres PLC	17,126	423,624
Orion Oyj (B Shares) (d)	14,822	489,234
Sampo Oyj (A Shares)	66,506	3,225,514
Stora Enso Oyj (R Shares)	82,488	802,551
UPM-Kymmene Corp.	78,958	1,390,979
Wartsila Corp. (d)	21,792	1,012,825
TOTAL FINLAND		16,709,681
France - 6.4%
Accor SA	25,618	1,283,135
Aeroports de Paris	4,333	520,965
Air Liquide SA	20,240	2,561,574
Common Stocks - continued
	Shares	Value
France - continued
Air Liquide SA	18,278	$ 2,313,264
Alcatel-Lucent SA (a)	390,249	1,350,694
Alcatel-Lucent SA sponsored ADR (a)	27,139	93,630
Alstom SA (a)	32,107	1,056,500
Arkema SA	9,649	692,364
Atos Origin SA	11,904	882,151
AXA SA	262,641	6,189,437
AXA SA sponsored ADR	7,019	165,157
BIC SA	4,139	589,311
BNP Paribas SA	157,184	8,308,078
Bollore Group (a)	300	1,254
Bollore Group	81,317	350,921
Bouygues SA	24,886	890,176
Bureau Veritas SA	33,457	711,706
Cap Gemini SA	21,318	1,555,449
Carrefour SA	92,611	2,913,991
Casino Guichard Perrachon SA	8,570	781,701
Christian Dior SA	8,092	1,403,598
CNP Assurances	26,130	460,324
Compagnie de St. Gobain	67,430	2,890,110
Credit Agricole SA	152,707	1,823,085
Danone SA	85,970	5,769,520
Dassault Systemes SA	18,968	1,177,147
Edenred SA	30,798	888,140
EDF SA	14,200	386,628
EDF SA	9,060	246,680
EDF SA	12,640	344,154
Essilor International SA	30,354	3,398,103
Eurazeo SA	5,637	397,221
Eutelsat Communications	22,602	777,573
Fonciere des Regions	4,138	425,464
GDF Suez	214,714	4,785,814
Gecina SA	4,258	558,860
Groupe Eurotunnel SA	69,153	930,291
Hermes International SCA	3,919	1,330,534
ICADE	5,448	476,247
Iliad SA	3,895	906,018
Imerys SA	5,162	373,899
JCDecaux SA	10,368	374,731
Kering SA (d)	11,227	2,275,960
Klepierre SA	25,546	1,206,928
L'Oreal SA	8,931	1,605,137
Common Stocks - continued
	Shares	Value
France - continued
L'Oreal SA	14,327	$ 2,574,942
L'Oreal SA	14,100	2,534,144
Lafarge SA	10,300	707,768
Lafarge SA (a)	7,503	515,571
Lafarge SA (Bearer)	9,942	683,168
Lagardere S.C.A. (Reg.)	17,439	478,463
Legrand SA	39,267	2,116,531
LVMH Moet Hennessy - Louis Vuitton SA	41,461	6,723,108
Michelin CGDE Series B	27,675	2,712,286
Natixis SA	138,517	884,675
Numericable Group SA (a)	14,311	747,120
Orange SA	275,072	4,839,365
Pernod Ricard SA	31,422	3,785,031
Peugeot Citroen SA (a)	57,645	837,360
Publicis Groupe SA	27,660	2,076,323
Remy Cointreau SA	3,349	248,217
Renault SA	28,497	2,196,472
Rexel SA	41,412	776,806
Safran SA	40,322	2,696,925
Sanofi SA	167,667	15,448,822
Sanofi SA sponsored ADR	17,693	815,470
Schneider Electric SA	77,908	5,898,415
SCOR SE	22,499	703,351
Societe Generale Series A	107,463	4,351,558
Sodexo SA	6,008	598,318
Sodexo SA	1,778	177,066
Sodexo SA (d)	6,301	627,497
Suez Environnement SA	44,551	820,837
Technip SA	15,397	907,338
Thales SA	13,581	718,218
Total SA	302,197	15,511,956
Total SA sponsored ADR (d)	15,548	800,877
Unibail-Rodamco	14,537	4,108,345
Valeo SA	11,165	1,585,257
Vallourec SA	16,845	365,486
Veolia Environnement SA (d)	56,760	1,039,794
Veolia Environnement SA sponsored ADR	5,633	102,802
VINCI SA	72,614	3,843,401
Vivendi SA	180,319	4,286,102
Wendel SA	4,666	524,358
Zodiac Aerospace	27,708	922,707
TOTAL FRANCE		170,715,874
Common Stocks - continued
	Shares	Value
Germany - 6.0%
adidas AG	31,045	$ 2,146,597
Allianz SE	67,060	11,057,623
Allianz SE sponsored ADR	7,019	115,814
Axel Springer Verlag AG	6,043	372,636
BASF AG	136,378	12,251,518
Bayer AG	122,747	17,761,061
Bayerische Motoren Werke AG (BMW)	49,095	5,736,358
Beiersdorf AG	14,994	1,318,183
Brenntag AG	22,937	1,252,397
Celesio AG	9,036	268,030
Commerzbank AG (a)	143,252	1,727,204
Continental AG	16,318	3,700,776
Daimler AG (Germany)	142,862	12,992,213
Deutsche Annington Immobilien SE	36,115	1,256,946
Deutsche Bank AG	197,612	5,736,214
Deutsche Bank AG (NY Shares)	7,101	205,787
Deutsche Boerse AG	28,575	2,196,672
Deutsche Lufthansa AG	33,599	571,591
Deutsche Post AG	143,583	4,667,898
Deutsche Telekom AG	471,162	8,121,940
Deutsche Wohnen AG (Bearer)	42,111	1,096,368
E.ON AG	296,825	4,603,533
Fraport AG Frankfurt Airport Services Worldwide	5,516	337,958
Fresenius Medical Care AG & Co. KGaA	29,795	2,208,206
Fresenius Medical Care AG & Co. KGaA sponsored ADR (d)	4,913	182,223
Fresenius SE & Co. KGaA	56,197	3,223,392
GEA Group AG	27,140	1,234,242
Hannover Reuck SE	8,910	799,826
HeidelbergCement Finance AG	20,918	1,542,573
Henkel AG & Co. KGaA	16,964	1,739,616
Hugo Boss AG (a)	6,369	823,333
Infineon Technologies AG	167,071	1,883,560
K&S AG	25,161	796,094
Kabel Deutschland Holding AG (a)	3,281	446,757
Lanxess AG	13,576	652,754
Linde AG	27,584	5,295,769
MAN SE	5,207	555,559
Merck KGaA	19,169	1,921,545
Metro AG	23,584	725,715
Muenchener Rueckversicherungs AG	25,670	5,163,264
OSRAM Licht AG	13,427	620,252
ProSiebenSat.1 Media AG	32,379	1,439,383
Common Stocks - continued
	Shares	Value
Germany - continued
RWE AG	70,351	$ 1,956,412
SAP AG	130,367	8,508,765
SAP AG sponsored ADR	6,389	417,585
Siemens AG (d)	111,776	11,807,669
Siemens AG sponsored ADR	5,955	622,833
Symrise AG	18,228	1,197,135
Telefonica Deutschland Holding AG	88,227	491,504
Thyssenkrupp AG (d)	67,230	1,754,145
TUI AG (a)	25,558	441,928
TUI AG	36,331	642,085
TUI AG	5,144	91,193
United Internet AG	18,022	783,436
Volkswagen AG	4,382	976,220
TOTAL GERMANY		160,440,290
Greece - 0.1%
Alpha Bank AE (a)	576,027	210,895
EFG Eurobank Ergasias SA (a)	1,238,705	153,971
Folli Follie SA	5,021	150,297
Greek Organization of Football Prognostics SA	31,889	270,259
Hellenic Telecommunications Organization SA (a)	36,720	303,733
Jumbo SA	15,270	145,460
National Bank of Greece SA (a)	232,470	237,735
Piraeus Bank SA (a)	318,337	186,335
Public Power Corp. of Greece (a)	15,720	85,265
Titan Cement Co. SA (Reg.)	6,335	141,381
TOTAL GREECE		1,885,331
Hong Kong - 3.0%
AIA Group Ltd.	1,787,600	10,376,910
Bank of East Asia Ltd.	189,485	787,332
Beijing Enterprises Holdings Ltd.	76,000	580,223
BOC Hong Kong (Holdings) Ltd.	548,000	1,920,843
Cathay Pacific Airways Ltd.	177,000	412,962
Cheung Kong Holdings Ltd.	206,000	3,931,055
China Agri-Industries Holdings Ltd.	272,382	110,019
China Everbright International Ltd.	364,000	537,055
China Everbright Ltd.	120,000	259,510
China Merchants Holdings International Co. Ltd.	168,712	619,992
China Mobile Ltd.	907,000	11,889,398
China Overseas Land and Investment Ltd.	606,000	1,747,394
China Resources Enterprise Ltd.	180,000	394,086
Common Stocks - continued
	Shares	Value
Hong Kong - continued
China Resources Power Holdings Co. Ltd.	284,000	$ 795,191
China South City Holdings Ltd.	386,000	126,263
China Taiping Insurance Group Ltd. (a)	165,665	509,556
China Unicom Ltd.	884,000	1,323,168
CITIC Pacific Ltd.	331,000	569,730
CLP Holdings Ltd.	280,500	2,504,184
CNOOC Ltd.	2,651,000	3,517,518
CSPC Pharmaceutical Group Ltd.	436,000	367,808
Far East Horizon Ltd.	192,000	163,584
Fosun International Ltd.	255,500	356,830
Franshion Properties China Ltd.	550,000	161,480
Galaxy Entertainment Group Ltd.	347,000	1,812,443
Guangdong Investment Ltd.	368,000	493,980
Hang Lung Properties Ltd.	336,000	987,947
Hang Seng Bank Ltd.	113,500	1,986,439
Henderson Land Development Co. Ltd.	154,236	1,099,520
HKT Trust/HKT Ltd. unit	389,640	509,394
Hong Kong & China Gas Co. Ltd.	936,494	2,144,538
Hong Kong Exchanges and Clearing Ltd.	164,490	3,785,762
Hutchison Whampoa Ltd.	316,000	4,181,999
Hysan Development Co. Ltd.	94,434	456,416
Lenovo Group Ltd.	988,000	1,272,143
Link (REIT)	342,730	2,318,465
MTR Corp. Ltd.	216,324	958,323
New World Development Co. Ltd.	780,515	930,568
PCCW Ltd.	601,690	399,140
Power Assets Holdings Ltd.	205,000	2,144,136
Shanghai Industrial Holdings Ltd.	76,000	224,531
Sino Land Ltd.	437,002	730,799
Sino-Ocean Land Holdings Ltd.	494,913	316,478
SJM Holdings Ltd.	294,000	431,634
Sun Art Retail Group Ltd.	357,000	322,273
Sun Hung Kai Properties Ltd.	242,583	3,947,386
Swire Pacific Ltd. (A Shares)	94,500	1,265,504
Swire Properties Ltd.	169,200	543,206
Techtronic Industries Co. Ltd.	200,500	654,786
Wharf Holdings Ltd.	225,000	1,822,777
Wheelock and Co. Ltd.	135,000	763,803
Yuexiu Property Co. Ltd.	968,000	188,133
TOTAL HONG KONG		80,654,614
Common Stocks - continued
	Shares	Value
Hungary - 0.0%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	6,556	$ 263,543
OTP Bank PLC	33,062	438,809
Richter Gedeon PLC	19,836	269,761
TOTAL HUNGARY		972,113
India - 1.6%
ABB Ltd. India	4	83
ACC Ltd.	3,816	95,866
Adani Enterprises Ltd.	16,764	168,806
Adani Ports & Special Economic Zone	70,403	386,323
Aditya Birla Nuvo Ltd.	4,881	141,473
Ambuja Cements Ltd.	92,688	371,067
Apollo Hospitals Enterprise Ltd. (a)	10,824	228,793
Asian Paints India Ltd.	41,352	571,080
Aurobindo Pharma Ltd.	18,843	378,596
Bajaj Auto Ltd. (a)	11,723	451,333
Bharat Heavy Electricals Ltd.	84,633	396,498
Bharat Petroleum Corp. Ltd. (a)	23,181	279,007
Bharti Airtel Ltd. (a)	86,124	518,049
Cairn India Ltd.	63,221	237,242
Cipla Ltd.	49,551	554,813
Coal India Ltd.	72,769	421,575
Dabur India Ltd.	72,890	300,283
Divi's Laboratories Ltd. (a)	4,669	131,017
DLF Ltd. (a)	61,103	166,411
Dr. Reddy's Laboratories Ltd. (a)	17,150	886,661
GAIL India Ltd.	44,294	301,433
GlaxoSmithKline Consumer Healthcare Ltd.	1,444	130,863
Godrej Consumer Products Ltd.	17,095	292,034
HCL Technologies Ltd.	35,950	1,036,043
Hero Motocorp Ltd.	9,086	418,813
Hindalco Industries Ltd. (a)	160,864	360,981
Hindustan Unilever Ltd.	111,385	1,674,366
Housing Development Finance Corp. Ltd.	220,221	4,468,919
ICICI Bank Ltd. (a)	186,410	1,081,477
Idea Cellular Ltd. (a)	155,353	387,090
Indiabulls Wholesale Services Ltd. (a)	510	116
Infosys Ltd.	133,851	4,594,396
Infosys Ltd. sponsored ADR	2,000	68,160
ITC Ltd. (a)	328,369	1,944,812
Jindal Steel & Power Ltd.	52,606	134,491
JSW Steel Ltd.	11,042	173,658
Common Stocks - continued
	Shares	Value
India - continued
Larsen & Toubro Ltd. (a)	45,661	$ 1,248,020
LIC Housing Finance Ltd.	38,991	300,161
Mahindra & Mahindra Financial Services Ltd.	37,247	153,226
Mahindra & Mahindra Ltd. (a)	49,231	1,001,644
Motherson Sumi Systems Ltd.	28,000	203,140
Nestle India Ltd.	3,222	366,943
NTPC Ltd.	233,068	538,692
Oil & Natural Gas Corp. Ltd.	111,356	628,674
Oil India Ltd.	14,141	121,496
Piramal Enterprises Ltd. (a)	8,774	117,801
Power Finance Corp. Ltd.	37,726	180,869
Power Grid Corp. of India Ltd.	138,576	338,839
Ranbaxy Laboratories Ltd. (a)	17,610	198,788
Reliance Communication Ltd. (a)	125,345	160,567
Reliance Industries Ltd.	190,020	2,799,339
Reliance Infrastructure Ltd. (a)	13,719	112,059
Rural Electrification Corp. Ltd.	41,641	223,033
Sesa Sterlite Ltd.	172,390	558,793
Shriram Transport Finance Co. Ltd.	21,101	387,453
Siemens India Ltd.	9,272	155,431
State Bank of India	215,511	1,070,327
Sun Pharmaceutical Industries Ltd. (a)	106,582	1,574,527
Tata Consultancy Services Ltd.	69,350	2,773,663
Tata Motors Ltd. (a)	100,612	947,527
Tata Motors Ltd. sponsored ADR	2,100	103,572
Tata Power Co. Ltd. (a)	152,066	221,477
Tata Steel Ltd.	41,401	260,263
Tech Mahindra Ltd.	7,948	367,222
Ultratech Cemco Ltd. (a)	4,917	248,804
United Breweries Ltd. (a)	7,167	112,233
United Spirits Ltd. (a)	9,937	553,809
Wipro Ltd.	89,250	870,112
Yes Bank Ltd.	22,921	317,746
Zee Entertainment Enterprises Ltd.	75,826	459,512
TOTAL INDIA		43,428,390
Indonesia - 0.6%
PT Adaro Energy Tbk	2,207,000	173,417
PT Astra Agro Lestari Tbk	61,200	111,859
PT Astra International Tbk	2,993,000	1,842,958
PT Bank Central Asia Tbk	1,822,100	1,913,131
PT Bank Danamon Indonesia Tbk Series A	424,213	146,978
Common Stocks - continued
	Shares	Value
Indonesia - continued
PT Bank Mandiri (Persero) Tbk	1,373,400	$ 1,183,056
PT Bank Negara Indonesia (Persero) Tbk	1,092,389	535,248
PT Bank Rakyat Indonesia Tbk	1,638,800	1,499,471
PT Bumi Serpong Damai Tbk	1,100,300	174,446
PT Charoen Pokphand Indonesia Tbk	1,104,400	343,022
PT Global Mediacom Tbk	1,025,500	149,577
PT Gudang Garam Tbk	72,600	330,081
PT Indo Tambangraya Megah Tbk	70,200	92,499
PT Indocement Tunggal Prakarsa Tbk	223,000	401,956
PT Indofood CBP Sukses Makmur Tbk	169,300	193,057
PT Indofood Sukses Makmur Tbk	641,000	381,023
PT Jasa Marga Tbk	299,600	169,521
PT Kalbe Farma Tbk	3,101,000	454,983
PT Lippo Karawaci Tbk	3,015,400	269,481
PT Matahari Department Store Tbk	311,300	380,198
PT Media Nusantara Citra Tbk	766,700	172,500
PT Perusahaan Gas Negara Tbk Series B	1,610,900	639,956
PT Semen Gresik (Persero) Tbk	438,800	501,799
PT Surya Citra Media Tbk	644,600	173,037
PT Tambang Batubara Bukit Asam Tbk	130,100	116,274
PT Telkomunikasi Indonesia Tbk Series B	7,457,000	1,655,435
PT Tower Bersama Infrastructure Tbk	283,200	212,053
PT Unilever Indonesia Tbk	224,900	633,094
PT United Tractors Tbk	254,612	358,280
PT XL Axiata Tbk	422,200	159,428
TOTAL INDONESIA		15,367,818
Ireland - 0.2%
Bank of Ireland (a)	4,111,640	1,237,479
CRH PLC	104,977	2,532,641
CRH PLC sponsored ADR	5,615	135,546
James Hardie Industries PLC CDI	65,554	657,297
Kerry Group PLC Class A	23,750	1,723,504
Ryanair Holdings PLC	5,111	59,386
Ryanair Holdings PLC sponsored ADR	2,650	174,847
TOTAL IRELAND		6,520,700
Isle of Man - 0.0%
Genting Singapore PLC	893,000	712,002
Israel - 0.4%
Bank Hapoalim BM (Reg.)	155,642	692,807
Bank Leumi le-Israel BM (a)	193,706	646,927
Common Stocks - continued
	Shares	Value
Israel - continued
Bezeq The Israel Telecommunication Corp. Ltd.	283,049	$ 452,135
Delek Group Ltd.	758	185,478
Israel Chemicals Ltd.	66,152	475,850
Israel Corp. Ltd. (Class A)	376	122,035
Mizrahi Tefahot Bank Ltd. (a)	20,575	224,933
NICE Systems Ltd.	5,648	275,906
NICE Systems Ltd. sponsored ADR	2,788	136,473
Teva Pharmaceutical Industries Ltd.	85,803	4,873,051
Teva Pharmaceutical Industries Ltd. sponsored ADR	41,361	2,351,786
TOTAL ISRAEL		10,437,381
Italy - 1.4%
Assicurazioni Generali SpA	173,167	3,659,192
Atlantia SpA	61,135	1,577,155
Banca Monte dei Paschi di Siena SpA (a)	658,101	297,462
Banco Popolare Societa Cooperativa (a)	53,542	678,838
Enel Green Power SpA	262,941	520,560
Enel SpA	975,407	4,415,453
Eni SpA	363,739	6,121,212
Eni SpA sponsored ADR	7,019	237,944
EXOR SpA	14,514	594,038
Finmeccanica SpA (a)	59,533	651,868
Intesa Sanpaolo SpA	1,722,010	5,035,609
Intesa Sanpaolo SpA (Risparmio Shares)	140,768	360,130
Luxottica Group SpA	21,908	1,302,695
Luxottica Group SpA sponsored ADR	3,019	178,936
Mediobanca SpA	87,716	762,226
Pirelli & C. SpA	36,258	515,422
Prysmian SpA	30,199	559,648
Saipem SpA (a)	39,261	356,250
Snam Rete Gas SpA	301,041	1,475,005
Telecom Italia SpA (a)	1,414,945	1,644,120
Telecom Italia SpA sponsored ADR (a)	7,019	80,719
Terna SpA	223,047	978,431
UniCredit SpA	651,313	3,852,875
Unione di Banche Italiane ScpA	127,261	878,648
Unipolsai SpA	136,982	380,473
TOTAL ITALY		37,114,909
Japan - 14.8%
ABC-MART, Inc.	4,000	199,532
ACOM Co. Ltd. (a)	62,400	169,755
Common Stocks - continued
	Shares	Value
Japan - continued
Advantest Corp.	22,900	$ 290,532
AEON Co. Ltd.	97,700	1,031,920
AEON Financial Service Co. Ltd.	17,400	312,683
AEON MALL Co. Ltd.	16,020	265,573
Air Water, Inc.	22,000	378,538
Aisin Seiki Co. Ltd.	28,400	992,172
Ajinomoto Co., Inc.	84,000	1,731,030
Alfresa Holdings Corp.	26,200	310,623
All Nippon Airways Ltd.	162,000	447,396
Amada Co. Ltd.	50,900	463,904
Aozora Bank Ltd.	167,000	607,743
Asahi Glass Co. Ltd.	146,000	776,718
Asahi Group Holdings	57,300	1,879,830
Asahi Kasei Corp.	187,000	1,846,823
Asics Corp.	23,300	571,767
Astellas Pharma, Inc.	318,700	4,922,439
Bandai Namco Holdings, Inc.	26,400	534,526
Bank of Kyoto Ltd.	51,000	427,568
Bank of Yokohama Ltd.	173,000	933,485
Benesse Holdings, Inc.	10,200	305,017
Bridgestone Corp.	96,500	3,856,849
Brother Industries Ltd.	35,600	609,679
Calbee, Inc.	11,000	429,549
Canon, Inc.	157,200	4,973,092
Canon, Inc. sponsored ADR (d)	11,056	348,375
Casio Computer Co. Ltd. (d)	30,300	474,341
Central Japan Railway Co.	21,400	3,669,752
Chiba Bank Ltd.	107,000	721,091
Chiyoda Corp.	25,000	192,548
Chubu Electric Power Co., Inc. (a)	95,400	1,259,661
Chugai Pharmaceutical Co. Ltd.	33,000	986,564
Chugoku Electric Power Co., Inc.	42,900	593,113
Citizen Holdings Co. Ltd.	38,100	304,119
COLOPL, Inc. (d)	7,700	175,974
Credit Saison Co. Ltd.	22,400	377,359
Dai Nippon Printing Co. Ltd.	82,000	737,459
Dai-ichi Mutual Life Insurance Co.	160,000	2,143,619
Daicel Chemical Industries Ltd.	40,300	501,056
Daihatsu Motor Co. Ltd.	28,900	402,996
Daiichi Sankyo Kabushiki Kaisha	94,900	1,376,749
Daikin Industries Ltd.	34,800	2,421,593
Dainippon Sumitomo Pharma Co. Ltd.	25,800	271,214
Common Stocks - continued
	Shares	Value
Japan - continued
Daito Trust Construction Co. Ltd.	10,700	$ 1,191,068
Daiwa House Industry Co. Ltd.	88,200	1,624,254
Daiwa Securities Group, Inc.	247,000	1,794,645
DENSO Corp.	72,300	3,198,431
Dentsu, Inc.	32,100	1,318,364
Don Quijote Holdings Co. Ltd.	8,800	640,707
East Japan Railway Co.	49,700	3,838,735
Eisai Co. Ltd.	37,400	1,864,702
Electric Power Development Co. Ltd.	16,900	615,653
FamilyMart Co. Ltd.	8,700	376,830
Fanuc Corp.	28,400	4,769,477
Fast Retailing Co. Ltd.	7,900	2,930,710
Fuji Electric Co. Ltd.	86,000	367,754
Fuji Heavy Industries Ltd.	87,100	3,141,463
Fujifilm Holdings Corp.	68,700	2,321,902
Fujitsu Ltd.	277,000	1,463,801
Fukuoka Financial Group, Inc.	111,000	553,975
GungHo Online Entertainment, Inc. (d)	64,600	221,740
Gunma Bank Ltd.	56,000	368,201
Hakuhodo DY Holdings, Inc.	34,500	342,914
Hamamatsu Photonics K.K.	10,700	504,145
Hankyu Hanshin Holdings, Inc.	172,000	956,051
Hikari Tsushin, Inc.	2,500	143,654
Hino Motors Ltd.	38,400	543,684
Hirose Electric Co. Ltd.	4,500	539,184
Hiroshima Bank Ltd.	73,000	363,115
Hisamitsu Pharmaceutical Co., Inc.	8,600	292,612
Hitachi Chemical Co. Ltd.	15,800	317,867
Hitachi Construction Machinery Co. Ltd.	16,000	295,801
Hitachi High-Technologies Corp.	9,500	295,117
Hitachi Ltd.	718,000	5,422,405
Hitachi Metals Ltd.	31,000	505,154
Hokuhoku Financial Group, Inc.	181,000	372,979
Hokuriku Electric Power Co., Inc.	23,000	325,039
Honda Motor Co. Ltd.	231,400	6,982,438
Honda Motor Co. Ltd. sponsored ADR	10,556	319,002
Hoya Corp.	63,100	2,445,289
Hulic Co. Ltd.	35,400	321,556
Ibiden Co. Ltd.	17,100	257,070
Idemitsu Kosan Co. Ltd.	12,600	210,318
Iida Group Holdings Co. Ltd.	25,200	313,428
INPEX Corp.	130,300	1,441,946
Common Stocks - continued
	Shares	Value
Japan - continued
Isetan Mitsukoshi Holdings Ltd.	49,000	$ 694,785
Ishikawajima-Harima Heavy Industries Co. Ltd.	207,000	1,078,485
Isuzu Motors Ltd.	87,900	1,170,170
Itochu Corp.	223,700	2,265,066
ITOCHU Techno-Solutions Corp.	4,000	142,749
Iyo Bank Ltd.	35,800	413,101
J. Front Retailing Co. Ltd.	35,900	457,482
Japan Airlines Co. Ltd.	17,400	589,088
Japan Display, Inc.	53,400	187,135
Japan Exchange Group, Inc.	38,900	905,221
Japan Prime Realty Investment Corp.	118	412,177
Japan Real Estate Investment Corp.	187	908,520
Japan Retail Fund Investment Corp.	363	786,294
Japan Tobacco, Inc.	163,300	4,447,746
JFE Holdings, Inc.	73,000	1,607,998
JGC Corp.	31,000	630,474
Joyo Bank Ltd.	95,000	477,490
JSR Corp.	26,400	465,321
JTEKT Corp.	30,000	494,765
JX Holdings, Inc.	333,810	1,231,837
Kajima Corp.	123,000	486,653
Kakaku.com, Inc.	22,100	312,631
Kamigumi Co. Ltd.	33,000	329,770
Kaneka Corp.	40,000	244,144
Kansai Electric Power Co., Inc. (a)	104,900	1,014,266
Kansai Paint Co. Ltd.	34,000	594,262
Kao Corp.	76,500	3,354,375
Kawasaki Heavy Industries Ltd.	212,000	1,015,718
KDDI Corp.	86,500	6,105,945
Keihan Electric Railway Co., Ltd.	77,000	467,478
Keihin Electric Express Railway Co. Ltd.	69,000	538,165
Keio Corp.	84,000	684,010
Keisei Electric Railway Co.	41,000	528,163
Keyence Corp.	6,770	3,164,547
Kikkoman Corp.	22,000	648,892
Kintetsu Corp.	266,000	937,756
Kirin Holdings Co. Ltd.	121,300	1,633,210
Kobe Steel Ltd.	461,000	808,506
Koito Manufacturing Co. Ltd.	14,600	474,724
Komatsu Ltd.	138,500	2,715,907
Konami Corp.	14,200	264,951
Konica Minolta, Inc.	66,800	735,095
Common Stocks - continued
	Shares	Value
Japan - continued
Kubota Corp.	167,000	$ 2,479,182
Kuraray Co. Ltd.	51,000	640,401
Kurita Water Industries Ltd.	15,500	330,204
Kyocera Corp.	46,900	2,064,288
Kyocera Corp. sponsored ADR	772	33,752
Kyowa Hakko Kirin Co., Ltd.	36,000	409,950
Kyushu Electric Power Co., Inc. (a)	63,100	608,925
Lawson, Inc.	9,500	621,123
LIXIL Group Corp.	39,200	763,775
M3, Inc.	28,700	577,322
Mabuchi Motor Co. Ltd.	7,300	300,138
Makita Corp.	18,000	798,418
Marubeni Corp.	246,200	1,358,960
Marui Group Co. Ltd.	36,500	379,403
Maruichi Steel Tube Ltd.	7,400	174,986
Mazda Motor Corp.	80,000	1,643,238
McDonald's Holdings Co. (Japan) Ltd. (d)	9,600	210,568
Medipal Holdings Corp.	19,200	224,012
Meiji Holdings Co. Ltd.	9,100	999,878
Minebea Ltd.	48,000	740,552
Miraca Holdings, Inc.	8,300	371,730
Mitsubishi Chemical Holdings Corp.	202,600	1,050,042
Mitsubishi Corp.	205,100	3,578,014
Mitsubishi Electric Corp.	287,000	3,319,365
Mitsubishi Estate Co. Ltd.	186,000	3,742,463
Mitsubishi Gas Chemical Co., Inc.	58,000	262,239
Mitsubishi Heavy Industries Ltd.	450,000	2,483,818
Mitsubishi Logistics Corp.	18,000	267,698
Mitsubishi Materials Corp.	165,000	520,305
Mitsubishi Motors Corp. of Japan	94,000	794,696
Mitsubishi Tanabe Pharma Corp.	33,800	534,346
Mitsubishi UFJ Financial Group, Inc.	1,819,900	9,671,440
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	70,186	371,986
Mitsubishi UFJ Lease & Finance Co. Ltd.	76,700	331,822
Mitsui & Co. Ltd.	253,400	3,224,455
Mitsui Chemicals, Inc.	122,000	356,968
Mitsui Fudosan Co. Ltd.	140,000	3,539,426
Mitsui OSK Lines Ltd.	160,000	540,153
mixi, Inc. (d)	5,700	201,099
Mizuho Financial Group, Inc.	3,384,760	5,534,485
Mizuho Financial Group, Inc. ADR	21,056	67,800
MS&AD Insurance Group Holdings, Inc.	75,190	1,828,186
Common Stocks - continued
	Shares	Value
Japan - continued
Murata Manufacturing Co. Ltd.	30,100	$ 3,249,424
Nabtesco Corp.	17,100	441,462
Nagoya Railroad Co. Ltd.	126,000	494,992
NEC Corp.	386,000	1,090,317
New Hampshire Foods Ltd.	26,000	642,775
Nexon Co. Ltd.	19,300	189,979
NGK Insulators Ltd.	39,000	785,898
NGK Spark Plug Co. Ltd.	26,100	773,732
NHK Spring Co. Ltd.	23,500	211,966
Nidec Corp.	31,200	2,123,096
Nidec Corp. sponsored ADR	4,212	71,646
Nikon Corp.	50,100	635,684
Nintendo Co. Ltd.	15,700	1,514,416
Nippon Building Fund, Inc.	210	1,033,305
Nippon Electric Glass Co. Ltd.	55,000	283,857
Nippon Express Co. Ltd.	123,000	717,558
Nippon Paint Holdings Co. Ltd.	23,000	720,481
Nippon Prologis REIT, Inc.	213	501,498
Nippon Steel & Sumitomo Metal Corp.	1,130,170	2,641,540
Nippon Telegraph & Telephone Corp.	52,300	3,095,469
Nippon Telegraph & Telephone Corp. sponsored ADR	6,848	202,290
Nippon Yusen KK	240,000	713,547
Nissan Motor Co. Ltd.	369,000	3,146,544
Nisshin Seifun Group, Inc.	32,145	395,343
Nissin Food Holdings Co. Ltd.	8,700	469,537
Nitori Holdings Co. Ltd.	10,200	576,703
Nitto Denko Corp.	23,100	1,379,035
NKSJ Holdings, Inc.	49,200	1,365,154
NOK Corp.	14,600	419,974
Nomura Holdings, Inc.	505,300	2,686,504
Nomura Holdings, Inc. sponsored ADR	34,130	180,548
Nomura Real Estate Holdings, Inc.	17,800	299,517
Nomura Research Institute Ltd.	16,800	570,425
NSK Ltd.	71,000	832,020
NTT Data Corp.	18,900	718,916
NTT DOCOMO, Inc.	205,700	3,472,487
NTT DOCOMO, Inc. sponsored ADR	21,056	355,425
NTT Urban Development Co.	16,600	159,264
Obayashi Corp.	96,000	607,702
Odakyu Electric Railway Co. Ltd.	94,000	914,454
Oji Holdings Corp.	119,000	448,566
Olympus Corp. (a)	35,600	1,231,192
Common Stocks - continued
	Shares	Value
Japan - continued
OMRON Corp.	30,300	$ 1,211,353
Ono Pharmaceutical Co. Ltd.	12,200	1,283,978
Oracle Corp. Japan	5,600	232,820
Oriental Land Co. Ltd.	7,400	1,792,952
ORIX Corp.	182,400	2,095,925
ORIX Corp. sponsored ADR	2,807	161,487
Osaka Gas Co. Ltd.	277,000	1,091,833
Otsuka Corp.	7,500	258,959
Otsuka Holdings Co. Ltd.	58,000	1,794,467
Panasonic Corp.	327,900	3,724,903
Park24 Co. Ltd.	13,500	230,993
Rakuten, Inc.	118,100	1,635,009
Recruit Holdings Co. Ltd. (a)	20,900	608,642
Resona Holdings, Inc.	327,300	1,623,805
Ricoh Co. Ltd.	105,400	1,028,217
Rinnai Corp.	5,500	368,151
ROHM Co. Ltd.	14,400	925,803
Sankyo Co. Ltd. (Gunma)	7,400	265,957
Sanrio Co. Ltd. (d)	7,300	180,882
Santen Pharmaceutical Co. Ltd.	11,200	698,931
SBI Holdings, Inc. Japan	30,580	326,765
Secom Co. Ltd.	31,100	1,805,236
Sega Sammy Holdings, Inc.	28,400	369,830
Seibu Holdings, Inc. (d)	17,600	417,445
Seiko Epson Corp.	19,400	787,891
Sekisui Chemical Co. Ltd.	62,000	678,079
Sekisui House Ltd.	82,400	1,065,558
Seven & i Holdings Co., Ltd.	111,900	4,094,879
Seven Bank Ltd.	87,300	390,734
Sharp Corp. (a)(d)	232,000	454,144
Shikoku Electric Power Co., Inc. (a)	24,600	309,345
Shimadzu Corp.	35,000	363,644
Shimamura Co. Ltd.	3,100	275,748
SHIMANO, Inc.	11,600	1,533,445
SHIMIZU Corp.	86,000	593,370
Shin-Etsu Chemical Co., Ltd.	60,900	4,032,445
Shinsei Bank Ltd.	249,000	451,318
Shionogi & Co. Ltd.	44,200	1,326,321
Shiseido Co. Ltd.	54,200	869,300
Shizuoka Bank Ltd.	77,000	703,605
Showa Shell Sekiyu K.K.	26,800	261,556
SMC Corp.	8,200	2,198,969
Common Stocks - continued
	Shares	Value
Japan - continued
SoftBank Corp.	142,600	$ 8,392,252
Sony Corp. (d)	142,900	3,361,163
Sony Corp. sponsored ADR	12,648	294,572
Sony Financial Holdings, Inc.	25,800	358,569
Stanley Electric Co. Ltd.	21,600	480,752
Sumitomo Chemical Co. Ltd.	217,000	853,744
Sumitomo Corp.	167,200	1,649,990
Sumitomo Electric Industries Ltd.	112,000	1,443,197
Sumitomo Heavy Industries Ltd.	82,000	443,736
Sumitomo Metal Mining Co. Ltd.	78,000	1,114,782
Sumitomo Mitsui Financial Group, Inc.	178,900	6,003,319
Sumitomo Mitsui Financial Group, Inc. ADR (d)	50,186	338,254
Sumitomo Mitsui Trust Holdings, Inc.	492,250	1,731,010
Sumitomo Realty & Development Co. Ltd.	53,000	1,690,548
Sumitomo Rubber Industries Ltd.	25,300	393,428
Suntory Beverage & Food Ltd.	20,900	732,932
Suzuken Co. Ltd.	10,100	284,542
Suzuki Motor Corp.	54,000	1,707,490
Sysmex Corp.	21,600	965,244
T&D Holdings, Inc.	86,400	973,002
Taiheiyo Cement Corp.	171,000	501,775
Taisei Corp.	153,000	887,478
Taisho Pharmaceutical Holdings Co. Ltd.	4,900	310,901
Taiyo Nippon Sanso Corp.	23,000	275,560
Takashimaya Co. Ltd.	41,000	359,615
Takeda Pharmaceutical Co. Ltd.	117,200	5,855,238
TDK Corp.	18,200	1,134,254
Teijin Ltd.	138,000	411,081
Terumo Corp.	45,200	1,120,913
The Chugoku Bank Ltd.	23,500	334,283
The Hachijuni Bank Ltd.	60,000	395,399
The Suruga Bank Ltd.	26,900	505,069
THK Co. Ltd.	16,900	410,425
Tobu Railway Co. Ltd.	151,000	726,170
Toho Co. Ltd.	17,200	389,186
Toho Gas Co. Ltd.	62,000	336,895
Tohoku Electric Power Co., Inc.	65,300	822,560
Tokio Marine Holdings, Inc.	102,700	3,585,483
Tokyo Electric Power Co., Inc. (a)	215,400	914,077
Tokyo Electron Ltd.	25,400	1,777,829
Tokyo Gas Co. Ltd.	344,000	2,052,001
Tokyo Tatemono Co. Ltd.	62,000	418,573
Common Stocks - continued
	Shares	Value
Japan - continued
Tokyu Corp.	169,000	$ 1,118,494
Tokyu Fudosan Holdings Corp.	71,000	440,064
TonenGeneral Sekiyu K.K.	42,000	371,310
Toppan Printing Co. Ltd.	83,000	554,445
Toray Industries, Inc.	218,000	1,856,942
Toshiba Corp.	597,000	2,387,155
Toto Ltd.	41,000	452,612
Toyo Seikan Group Holdings Ltd.	23,000	295,093
Toyo Suisan Kaisha Ltd.	13,600	478,462
Toyoda Gosei Co. Ltd.	10,200	224,701
Toyota Industries Corp.	24,100	1,297,160
Toyota Motor Corp.	387,300	24,969,611
Toyota Motor Corp. sponsored ADR	9,255	1,192,507
Toyota Tsusho Corp.	31,600	748,368
Trend Micro, Inc.	16,000	451,858
Unicharm Corp.	55,200	1,520,965
United Urban Investment Corp.	368	589,082
USS Co. Ltd.	32,400	508,309
West Japan Railway Co.	24,400	1,254,982
Yahoo! Japan Corp.	214,900	722,734
Yakult Honsha Co. Ltd.	13,200	799,470
Yamada Denki Co. Ltd. (d)	128,400	477,023
Yamaguchi Financial Group, Inc.	31,000	322,523
Yamaha Corp.	24,900	362,616
Yamaha Motor Co. Ltd.	39,200	859,751
Yamato Holdings Co. Ltd.	53,900	1,219,027
Yamato Kogyo Co. Ltd.	6,500	167,283
Yamazaki Baking Co. Ltd.	16,000	235,568
Yaskawa Electric Corp.	34,400	439,769
Yokogawa Electric Corp.	32,300	338,170
Yokohama Rubber Co. Ltd.	29,000	272,831
TOTAL JAPAN		397,271,301
Korea (South) - 3.0%
AMOREPACIFIC Corp.	476	1,138,009
AMOREPACIFIC Group, Inc.	425	480,568
BS Financial Group, Inc.	29,155	365,580
Celltrion, Inc. (a)	9,855	362,562
Cheil Industries, Inc.	2,395	293,101
Cheil Worldwide, Inc. (a)	11,904	212,774
CJ CheilJedang Corp.	1,150	365,510
CJ Corp.	2,134	332,377
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Coway Co. Ltd.	7,989	$ 635,135
Daelim Industrial Co.	4,028	199,368
Daewoo Engineering & Construction Co. Ltd. (a)	13,260	81,240
Daewoo International Corp.	6,391	158,513
Daewoo Securities Co. Ltd. (a)	27,162	247,009
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	15,555	272,084
Daum Kakao Corp.	3,760	518,223
DGB Financial Group Co. Ltd.	26,054	247,867
Dongbu Insurance Co. Ltd.	6,359	304,326
Doosan Co. Ltd.	981	92,057
Doosan Heavy Industries & Construction Co. Ltd.	9,311	195,973
Doosan Infracore Co. Ltd. (a)	19,783	181,703
E-Mart Co. Ltd.	3,097	582,936
GS Engineering & Construction Corp. (a)	7,940	179,035
GS Holdings Corp.	8,003	300,446
Halla Visteon Climate Control Corp.	5,353	223,542
Hana Financial Group, Inc.	42,917	1,244,482
Hanjin Shipping Co. Ltd. (a)	12	65
Hanjin Shipping Holdings Co. Ltd. (a)	6	59
Hankook Tire Co. Ltd.	11,000	524,725
Hanwha Chemical Corp.	14,212	157,742
Hanwha Corp.	6,644	164,435
Hanwha Life Insurance Co. Ltd.	34,153	240,337
Hite Jinro Co. Ltd.	3,720	77,738
Hotel Shilla Co.	4,927	453,519
Hyosung Corp.	3,346	219,038
Hyundai Department Store Co. Ltd.	2,310	248,452
Hyundai Engineering & Construction Co. Ltd.	10,750	422,031
Hyundai Fire & Marine Insurance Co. Ltd.	9,161	216,276
Hyundai Glovis Co. Ltd.	1,945	429,751
Hyundai Heavy Industries Co. Ltd.	6,199	630,153
Hyundai Industrial Development & Construction Co.	8,405	326,165
Hyundai Merchant Marine Co. Ltd. (a)	8,518	78,566
Hyundai Merchant Marine Co. Ltd. rights 3/5/15 (a)	1,308	3,536
Hyundai Mipo Dockyard Co. Ltd.	1,775	123,573
Hyundai Mobis	10,110	2,267,302
Hyundai Motor Co.	22,792	3,474,806
Hyundai Steel Co.	10,384	618,030
Hyundai Wia Corp.	2,415	334,242
Industrial Bank of Korea	36,702	427,708
Kangwon Land, Inc.	17,412	509,369
KB Financial Group, Inc.	56,132	1,870,603
Common Stocks - continued
	Shares	Value
Korea (South) - continued
KB Financial Group, Inc. ADR	1,110	$ 37,463
KCC Corp.	854	426,252
KEPCO Plant Service & Engineering Co. Ltd.	2,961	236,579
Kia Motors Corp.	39,081	1,620,238
Korea Aerospace Industries Ltd.	6,812	287,572
Korea Electric Power Corp.	37,796	1,465,987
Korea Electric Power Corp. sponsored ADR	520	10,046
Korea Express Co. Ltd. (a)	1,085	188,504
Korea Gas Corp. (a)	3,996	163,205
Korea Investment Holdings Co. Ltd.	6,030	281,901
Korea Zinc Co. Ltd.	1,255	486,298
Korean Air Lines Co. Ltd. (a)	4,180	179,990
KT Corp.	8,413	227,230
KT Corp. sponsored ADR	3,220	43,277
KT&G Corp.	16,286	1,179,356
Kumho Petro Chemical Co. Ltd.	2,042	164,978
LG Chemical Ltd.	6,692	1,193,891
LG Corp.	14,045	784,112
LG Display Co. Ltd. (a)	34,438	1,122,535
LG Electronics, Inc.	15,759	866,091
LG Household & Health Care Ltd.	1,389	863,235
LG Innotek Co. Ltd. (a)	2,057	180,855
LG Telecom Ltd.	31,606	345,662
Lotte Chemical Corp.	2,232	349,352
Lotte Confectionery Co. Ltd.	102	172,436
Lotte Shopping Co. Ltd.	1,634	350,797
LS Cable Ltd.	2,819	122,580
LS Industrial Systems Ltd.	2,328	127,288
Mirae Asset Securities Co. Ltd.	3,766	157,218
NAVER Corp.	4,155	2,671,622
NCSOFT Corp.	2,353	426,267
Oci Co. Ltd. (a)	2,383	167,600
Orion Corp.	529	500,758
Paradise Co. Ltd.	7,123	168,839
POSCO	9,572	2,205,782
POSCO sponsored ADR	548	31,910
S-Oil Corp.	6,538	356,766
S1 Corp.	2,848	205,546
Samsung C&T Corp.	18,523	931,072
Samsung Card Co. Ltd.	4,761	164,162
Samsung Electro-Mechanics Co. Ltd.	8,838	533,596
Samsung Electronics Co. Ltd.	15,958	19,652,106
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Samsung Electronics Co. Ltd.:
GDR	862	$ 531,854
GDR (e)	264	126,720
Samsung Engineering Co. Ltd. (a)	4,338	148,427
Samsung Fire & Marine Insurance Co. Ltd.	4,913	1,312,301
Samsung Heavy Industries Co. Ltd.	23,942	384,517
Samsung Life Insurance Co. Ltd.	8,884	905,228
Samsung SDI Co. Ltd.	8,154	943,902
Samsung SDS Co. Ltd. (a)	4,023	957,521
Samsung Securities Co. Ltd.	9,172	392,584
Shinhan Financial Group Co. Ltd.	63,279	2,562,958
Shinsegae Co. Ltd.	1,025	149,102
SK C&C Co. Ltd.	2,997	633,706
SK Energy Co. Ltd.	8,911	750,677
SK Holdings Co. Ltd.	3,821	590,981
SK Hynix, Inc. (a)	85,769	3,675,267
SK Networks Co. Ltd. (a)	18,182	154,505
SK Telecom Co. Ltd.	1,010	262,574
SK Telecom Co. Ltd. sponsored ADR (d)	3,790	108,963
Woori Bank (a)	44,989	356,255
Woori Investment & Securities Co. Ltd.	20,571	205,491
Yuhan Corp.	1,152	178,359
TOTAL KOREA (SOUTH)		80,015,487
Luxembourg - 0.3%
Altice SA	12,874	1,077,979
ArcelorMittal SA:
(Netherlands)	133,888	1,279,125
Class A unit (d)	14,790	142,576
Millicom International Cellular SA (depository receipt)	9,639	615,092
RTL Group SA	5,827	552,572
SES SA (France) (depositary receipt)	45,087	1,645,376
Subsea 7 SA	41,760	356,202
Tenaris SA	71,092	1,003,206
TOTAL LUXEMBOURG		6,672,128
Malaysia - 0.7%
AirAsia Bhd	182,700	140,805
Alliance Financial Group Bhd	150,700	198,249
AMMB Holdings Bhd	287,900	496,350
Astro Malaysia Holdings Bhd	221,300	177,786
Axiata Group Bhd	382,200	756,827
Common Stocks - continued
	Shares	Value
Malaysia - continued
Berjaya Sports Toto Bhd	92,270	$ 86,066
British American Tobacco (Malaysia) Bhd	19,200	348,781
Bumi Armada Bhd	239,150	79,057
Bumiputra-Commerce Holdings Bhd	741,236	1,121,431
Dialog Group Bhd	508,322	226,263
DiGi.com Bhd	461,300	814,469
Felda Global Ventures Holdings Bhd	182,600	122,489
Gamuda Bhd	257,475	359,637
Genting Bhd	306,500	744,449
Genting Malaysia Bhd	442,100	493,453
Genting Plantations Bhd	33,200	92,978
Hong Leong Bank Bhd	82,900	319,489
Hong Leong Credit Bhd	30,100	139,813
IHH Healthcare Bhd	365,000	521,631
IJM Corp. Bhd	174,300	331,215
IOI Corp. Bhd	433,100	560,855
IOI Properties Group Sdn Bhd	201,793	114,210
Kuala Lumpur Kepong Bhd	70,900	442,039
Lafarge Malaysia Bhd	60,700	165,664
Malayan Banking Bhd	677,152	1,624,508
Malaysia Airports Holdings Bhd	103,399	203,542
Maxis Bhd	280,300	546,936
MISC Bhd	165,000	352,116
Petronas Chemicals Group Bhd	416,600	583,451
Petronas Dagangan Bhd	35,700	173,582
Petronas Gas Bhd	102,800	628,194
PPB Group Bhd	73,200	292,536
Public Bank Bhd	402,800	2,010,604
RHB Capital Bhd	73,450	164,956
SapuraKencana Petroleum Bhd	524,000	384,907
Sime Darby Bhd	449,816	1,164,413
Telekom Malaysia Bhd	168,539	323,995
Tenaga Nasional Bhd	417,425	1,663,764
UEM Land Holdings Bhd	197,700	68,880
UMW Holdings Bhd	85,900	257,811
YTL Corp. Bhd	637,100	306,692
YTL Power International Bhd	294,315	129,563
TOTAL MALAYSIA		19,734,456
Malta - 0.0%
Brait SA	49,692	328,231
Common Stocks - continued
	Shares	Value
Mauritius - 0.0%
Golden Agri-Resources Ltd.	1,052,100	$ 326,365
Mexico - 1.0%
Alfa SA de CV Series A (a)	419,300	768,416
America Movil S.A.B. de CV Series L	5,004,446	5,351,831
CEMEX S.A.B. de CV unit	1,802,301	1,600,362
Coca-Cola FEMSA S.A.B. de CV Series L	62,300	504,859
Compartamos S.A.B. de CV	162,400	306,826
Controladora Commercial Mexicana S.A.B. de CV unit	66,300	201,428
El Puerto de Liverpool S.A.B. de CV Class C (a)	29,200	299,159
Embotelladoras Arca S.A.B. de CV (a)	57,862	342,011
Fibra Uno Administracion SA de CV	341,600	1,030,076
Fomento Economico Mexicano S.A.B. de CV unit (a)	288,100	2,406,167
Genomma Lab Internacional SA de CV (a)	110,000	174,215
Gruma S.A.B. de CV Series B	26,500	287,037
Grupo Aeroportuario del Pacifico SA de CV Series B	45,600	301,475
Grupo Aeroportuario del Sureste SA de CV Series B (a)	30,500	398,772
Grupo Bimbo S.A.B. de CV Series A (a)	243,400	619,319
Grupo Carso SA de CV Series A1	84,900	371,386
Grupo Comercial Chedraui S.A.B. de CV (a)(d)	44,800	124,153
Grupo Financiero Banorte S.A.B. de CV Series O	369,900	1,877,200
Grupo Financiero Inbursa S.A.B. de CV Series O	345,000	889,573
Grupo Financiero Santander Mexico S.A.B. de CV	270,500	572,779
Grupo Lala S.A.B. de CV	98,400	192,277
Grupo Mexico SA de CV Series B	567,623	1,499,196
Grupo Televisa SA de CV (a)	381,700	2,484,316
Industrias Penoles SA de CV	20,095	396,658
Kimberly-Clark de Mexico SA de CV Series A	227,800	442,242
Mexichem S.A.B. de CV (a)	140,184	388,675
Minera Frisco S.A.B. de CV (a)	94,000	123,164
OHL Mexico S.A.B. de CV (a)	115,000	218,346
Promotora y Operadora de Infraestructura S.A.B. de CV (a)	39,300	442,356
Wal-Mart de Mexico SA de CV Series V	781,300	1,508,965
TOTAL MEXICO		26,123,239
Netherlands - 2.2%
AEGON NV	247,821	1,766,187
AEGON NV (NY Reg.)	22,982	164,091
Airbus Group NV	87,297	4,651,194
Akzo Nobel NV	36,014	2,609,416
ASML Holding NV (Netherlands)	53,050	5,533,554
CNH Industrial NV (d)	7,019	53,695
CNH Industrial NV	133,579	1,016,610
Common Stocks - continued
	Shares	Value
Netherlands - continued
Delta Lloyd NV	29,725	$ 563,628
Fiat Chrysler Automobiles NV (a)	133,333	1,762,796
Gemalto NV	11,598	844,272
Heineken Holding NV	14,986	984,723
Heineken NV (Bearer)	34,134	2,556,514
ING Groep NV:
(Certificaten Van Aandelen) (a)	537,269	6,679,550
sponsored ADR (a)(d)	34,888	434,007
Koninklijke Ahold NV	132,567	2,402,054
Koninklijke Boskalis Westminster NV	12,601	559,954
Koninklijke KPN NV	475,409	1,467,295
Koninklijke Philips Electronics NV	134,288	3,702,975
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.)	7,649	211,036
NN Group NV	17,711	482,724
OCI NV (a)	12,635	446,673
QIAGEN NV (a)	34,657	796,368
Randstad Holding NV	18,782	995,920
Reed Elsevier NV	93,796	2,293,178
Reed Elsevier NV sponsored ADR	4,913	239,656
Royal DSM NV	25,634	1,367,794
STMicroelectronics NV	93,831	779,113
TNT Express NV (d)	63,901	420,540
Unilever NV:
(Certificaten Van Aandelen) (Bearer)	230,163	9,980,935
(NY Reg.)	11,558	501,270
Vopak NV	10,634	595,834
Wolters Kluwer NV	44,631	1,338,745
TOTAL NETHERLANDS		58,202,301
New Zealand - 0.1%
Auckland International Airport Ltd.	142,080	459,998
Contact Energy Ltd.	53,561	275,506
Fletcher Building Ltd.	104,142	634,940
Meridian Energy Ltd.	183,000	254,966
Mighty River Power Ltd.	107,758	263,422
Ryman Healthcare Group Ltd.	55,322	332,059
Spark New Zealand Ltd.	268,392	644,386
TOTAL NEW ZEALAND		2,865,277
Norway - 0.4%
DNB ASA	144,925	2,106,561
Gjensidige Forsikring ASA	29,868	504,507
Common Stocks - continued
	Shares	Value
Norway - continued
Norsk Hydro ASA	199,550	$ 1,177,789
Orkla ASA	122,306	903,930
Statoil ASA	155,761	2,608,419
Statoil ASA sponsored ADR	10,127	170,134
Telenor ASA	111,333	2,396,443
Yara International ASA	26,575	1,385,179
TOTAL NORWAY		11,252,962
Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR	27,864	318,207
Philippines - 0.3%
Aboitiz Equity Ventures, Inc.	286,020	365,570
Aboitiz Power Corp.	218,700	219,446
Alliance Global Group, Inc.	285,600	161,041
Ayala Corp.	31,120	510,169
Ayala Land, Inc.	1,052,100	854,881
Bank of the Philippine Islands (BPI)	109,188	243,978
BDO Unibank, Inc.	237,313	614,487
DMCI Holdings, Inc.	591,500	205,850
Globe Telecom, Inc.	4,675	184,104
International Container Terminal Services, Inc.	95,890	246,439
JG Summit Holdings, Inc.	362,960	537,967
Jollibee Food Corp.	63,170	330,879
Megaworld Corp.	1,659,300	194,159
Metro Pacific Investments Corp.	1,713,700	200,170
Metropolitan Bank & Trust Co.	41,128	88,394
Philippine Long Distance Telephone Co.	14,435	969,025
PNOC Energy Development Corp.	1,393,200	268,816
SM Investments Corp.	23,577	494,559
SM Prime Holdings, Inc.	979,975	410,953
Universal Robina Corp.	128,630	602,085
TOTAL PHILIPPINES		7,702,972
Poland - 0.3%
Alior Bank SA (a)	6,028	139,806
Bank Handlowy w Warszawie SA	4,625	135,176
Bank Millennium SA	59,139	119,595
Bank Polska Kasa Opieki SA	19,362	935,492
Bank Zachodni WBK SA	5,151	479,810
BRE Bank SA	2,238	283,394
Cyfrowy Polsat SA	30,868	198,522
ENEA SA	32,068	142,342
Common Stocks - continued
	Shares	Value
Poland - continued
Energa SA	30,011	$ 170,160
Eurocash SA	12,725	126,503
Getin Noble Bank SA (a)	192,824	103,603
Grupa Lotos SA (a)	13,514	89,175
KGHM Polska Miedz SA (Bearer)	20,775	590,927
LPP SA	139	281,828
NG2 SA	3,762	156,422
Polish Oil & Gas Co. SA	263,066	311,098
Polska Grupa Energetyczna SA	124,065	651,519
Polski Koncern Naftowy Orlen SA	47,445	702,628
Powszechna Kasa Oszczednosci Bank SA	129,548	1,201,128
Powszechny Zaklad Ubezpieczen SA	8,304	1,131,227
Synthos SA	78,228	90,822
Tauron Polska Energia SA	156,268	210,959
Telekomunikacja Polska SA	93,000	224,732
Zaklady Azotowe w Tarnowie-Moscicach SA	6,897	132,214
TOTAL POLAND		8,609,082
Portugal - 0.1%
Banco Comercial Portugues SA (Reg.) (a)	5,315,542	378,413
Banco Espirito Santo SA (Reg.) (a)	319,729	4
Energias de Portugal SA	341,832	1,304,434
Galp Energia SGPS SA Class B	57,377	607,124
Jeronimo Martins SGPS SA	38,552	416,382
TOTAL PORTUGAL		2,706,357
Qatar - 0.2%
Barwa Real Estate Co. (a)	14,342	173,467
Commercial Bank of Qatar (a)	10,919	202,370
Doha Bank (a)	9,364	150,410
Gulf International Services QSC (a)	7,133	195,854
Industries Qatar QSC (a)	22,499	921,705
Masraf al Rayan (a)	54,354	668,605
Qatar Electricity & Water Co.	3,966	205,269
Qatar Islamic Bank (a)	9,167	259,253
Qatar National Bank SAQ (a)	25,972	1,411,987
Qatar Telecom (Qtel) Q.S.C. (a)	11,960	377,650
Vodafone Qatar QSC (a)	47,574	194,633
TOTAL QATAR		4,761,203
Russia - 0.6%
Alrosa Co. Ltd. (a)	240,000	273,207
Federal Grid Co. of Unified Energy System (a)	23,194,927	16,759
Common Stocks - continued
	Shares	Value
Russia - continued
Gazprom OAO (a)	40,634	$ 84,757
Gazprom OAO sponsored ADR (Reg. S)	857,283	3,471,996
LUKOIL Oil Co. (a)	665	26,908
LUKOIL Oil Co. sponsored ADR (United Kingdom)	74,958	2,953,345
Magnit OJSC GDR (Reg. S)	38,629	1,475,628
Megafon OJSC GDR	14,137	194,242
Mobile TeleSystems OJSC sponsored ADR	76,483	601,156
Moscow Exchange MICEX-RTS OAO	182,000	184,772
Norilsk Nickel OJSC (a)	279	46,979
Norilsk Nickel OJSC ADR	79,311	1,308,632
NOVATEK OAO GDR (Reg. S)	13,494	944,580
Rosneft Oil Co. OJSC (a)	1,806	6,007
Rosneft Oil Co. OJSC GDR (Reg. S)	172,909	561,608
Rostelecom sponsored ADR	18,541	130,714
RusHydro JSC (a)	144,700	1,102
RusHydro JSC sponsored ADR	151,503	114,536
Sberbank of Russia (a)	280,115	249,849
Sberbank of Russia sponsored ADR	334,628	1,239,797
Severstal (a)	229	2,133
Severstal GDR (Reg. S)	31,551	287,745
Sistema JSFC sponsored GDR	27,069	120,457
Surgutneftegas:
(Reg.) (a)	10,100	4,556
sponsored ADR	177,664	774,082
Tatneft OAO sponsored ADR	35,068	824,098
Uralkali OJSC (a)	1,055	2,673
Uralkali OJSC GDR (Reg. S)	38,534	479,748
VTB Bank OJSC (a)	2,224,000	2,224
VTB Bank OJSC sponsored GDR (Reg. S)	381,542	735,995
TOTAL RUSSIA		17,120,285
Singapore - 1.0%
Ascendas Real Estate Investment Trust	298,000	541,194
CapitaCommercial Trust (REIT)	305,000	398,780
CapitaLand Ltd.	384,800	987,617
CapitaMall Trust	354,000	546,092
City Developments Ltd.	61,000	452,131
ComfortDelgro Corp. Ltd.	294,000	623,429
DBS Group Holdings Ltd.	255,534	3,725,590
Global Logistic Properties Ltd.	475,100	886,437
Hutchison Port Holdings Trust	835,000	595,404
Jardine Cycle & Carriage Ltd.	16,000	499,395
Common Stocks - continued
	Shares	Value
Singapore - continued
Keppel Corp. Ltd.	210,400	$ 1,351,307
Keppel Land Ltd.	104,000	348,760
Oversea-Chinese Banking Corp. Ltd.	429,803	3,296,660
Sembcorp Industries Ltd.	144,000	457,912
Sembcorp Marine Ltd.	125,400	277,498
Singapore Airlines Ltd.	80,200	749,110
Singapore Exchange Ltd.	120,100	689,004
Singapore Press Holdings Ltd.	238,000	725,807
Singapore Technologies Engineering Ltd.	231,900	575,231
Singapore Telecommunications Ltd.	1,184,200	3,566,188
StarHub Ltd.	90,600	279,633
Suntec (REIT)	350,000	485,566
United Overseas Bank Ltd.	191,172	3,269,190
UOL Group Ltd.	71,700	381,578
Wilmar International Ltd.	284,000	673,986
Yangzijiang Shipbuilding Holdings Ltd.	293,500	268,311
TOTAL SINGAPORE		26,651,810
South Africa - 1.7%
African Bank Investments Ltd. (a)	149,482	0
African Rainbow Minerals Ltd.	15,685	157,735
Anglo American Platinum Ltd. (a)	8,288	254,081
AngloGold Ashanti Ltd. (a)	59,814	725,478
Aspen Pharmacare Holdings Ltd.	47,458	1,777,038
Assore Ltd.	4,439	60,947
Barclays Africa Group Ltd.	49,941	849,018
Barloworld Ltd.	34,470	260,094
Bidvest Group Ltd.	47,390	1,307,897
Coronation Fund Managers Ltd.	34,104	301,823
Discovery Ltd.	47,973	472,502
Exxaro Resources Ltd.	22,866	202,604
FirstRand Ltd.	460,224	2,048,170
Foschini Ltd.	29,267	419,618
Gold Fields Ltd.	114,855	661,660
Growthpoint Properties Ltd.	322,172	808,889
Impala Platinum Holdings Ltd. (a)	79,961	518,797
Imperial Holdings Ltd.	27,725	488,401
Investec Ltd.	36,034	301,827
Kumba Iron Ore Ltd.	9,322	179,184
Liberty Holdings Ltd.	17,139	192,680
Life Healthcare Group Holdings Ltd.	139,447	518,944
Massmart Holdings Ltd.	15,866	225,826
Common Stocks - continued
	Shares	Value
South Africa - continued
Mediclinic International Ltd.	57,886	$ 572,378
MMI Holdings Ltd.	150,503	404,460
Mr Price Group Ltd.	35,241	798,207
MTN Group Ltd.	246,998	4,265,338
Nampak Ltd.	89,825	327,460
Naspers Ltd. Class N	58,762	8,477,118
Nedbank Group Ltd.	29,413	644,794
Netcare Ltd.	142,352	472,586
Pick 'n Pay Stores Ltd.	33,551	165,372
Pretoria Portland Cement Co. Ltd.	83,466	152,953
Rand Merchant Insurance Holdings Ltd.	100,914	368,198
Redefine Properties Ltd.	481,889	470,523
Remgro Ltd.	71,330	1,650,559
Resilient Property Income Fund Ltd.	36,322	274,304
RMB Holdings Ltd.	104,492	590,181
Sanlam Ltd.	273,363	1,638,468
Sappi Ltd. (a)	76,435	313,826
Sasol Ltd.	82,181	2,968,377
Shoprite Holdings Ltd.	67,947	1,074,084
Spar Group Ltd.	24,176	381,371
Standard Bank Group Ltd.	179,897	2,375,581
Steinhoff International Holdings Ltd.	310,773	1,588,343
Telkom SA Ltd. (a)	35,009	209,212
Tiger Brands Ltd.	24,117	813,318
Transportation Hex Group Ltd.	136	41
Truworths International Ltd.	58,831	407,403
Tsogo Sun Holdings Ltd.	72,446	170,635
Vodacom Group Ltd.	55,321	635,159
Woolworths Holdings Ltd.	137,439	1,020,151
TOTAL SOUTH AFRICA		45,963,613
Spain - 2.3%
Abertis Infraestructuras SA	59,885	1,175,429
ACS Actividades de Construccion y Servicios SA	26,218	914,269
ACS Actividades de Construccion y Servicios SA rights 2/12/15 (a)	26,218	13,332
Amadeus IT Holding SA Class A (d)	63,270	2,544,511
Banco Bilbao Vizcaya Argentaria SA	843,377	7,204,427
Banco Bilbao Vizcaya Argentaria SA sponsored ADR (d)	46,293	394,416
Banco de Sabadell SA	503,842	1,277,602
Banco Popular Espanol SA	264,591	1,122,400
Banco Popular Espanol SA	1,090	4,624
Common Stocks - continued
	Shares	Value
Spain - continued
Banco Santander SA:
(Spain)	1,954,233	$ 13,144,317
(Spain) sponsored ADR (d)	134,951	902,822
Bankia SA (a)	684,051	896,654
Bankinter SA	100,641	701,565
Criteria CaixaCorp SA	339,160	1,480,881
Distribuidora Internacional de Alimentacion SA	91,516	594,418
Enagas SA	29,853	947,922
Ferrovial SA	61,925	1,230,515
Gas Natural SDG SA	52,073	1,223,924
Grifols SA	22,479	946,197
Iberdrola SA	763,668	5,288,126
Inditex SA	161,910	4,781,615
International Consolidated Airlines Group SA (a)	137,161	1,123,692
International Consolidated Airlines Group SA CDI (a)	12,980	106,452
MAPFRE SA (Reg.)	139,632	470,986
Red Electrica Corporacion SA	15,874	1,355,367
Repsol YPF SA	154,803	2,743,736
Telefonica SA	594,213	8,910,469
Telefonica SA sponsored ADR	31,261	466,102
Zardoya Otis SA	27,080	308,758
TOTAL SPAIN		62,275,528
Sweden - 2.1%
Alfa Laval AB	45,879	852,794
ASSA ABLOY AB (B Shares)	49,592	2,710,892
Atlas Copco AB:
(A Shares)	99,399	2,946,820
(B Shares)	58,208	1,594,807
Boliden AB	39,565	620,669
Electrolux AB (B Shares)	35,747	1,107,292
Elekta AB (B Shares) (d)	53,296	571,981
Getinge AB (B Shares)	29,792	735,600
H&M Hennes & Mauritz AB (B Shares)	141,073	5,813,963
Hakon Invest AB	11,286	434,161
Hexagon AB (B Shares)	37,905	1,202,541
Husqvarna AB (B Shares)	60,602	421,142
Industrivarden AB (C Shares)	24,848	443,253
Investment AB Kinnevik (B Shares)	34,967	1,047,210
Investor AB (B Shares)	67,948	2,478,391
Lundin Petroleum AB (a)	32,420	420,815
Nordea Bank AB	450,751	5,736,395
Common Stocks - continued
	Shares	Value
Sweden - continued
Sandvik AB	158,457	$ 1,662,284
Securitas AB (B Shares)	45,248	551,778
Skandinaviska Enskilda Banken AB (A Shares)	225,398	2,721,382
Skanska AB (B Shares)	56,359	1,249,894
SKF AB (B Shares)	58,569	1,383,849
Svenska Cellulosa AB (SCA) (B Shares)	87,674	2,121,333
Svenska Handelsbanken AB (A Shares)	74,086	3,517,075
Swedbank AB (A Shares)	134,530	3,261,550
Swedish Match Co. AB	29,437	958,796
Tele2 AB (B Shares)	47,976	543,007
Telefonaktiebolaget LM Ericsson:
(B Shares)	428,707	5,197,753
(B Shares) sponsored ADR	23,312	282,775
TeliaSonera AB	355,231	2,191,697
Volvo AB (B Shares)	227,609	2,665,552
TOTAL SWEDEN		57,447,451
Switzerland - 6.4%
ABB Ltd.:
(Reg.)	308,654	5,934,250
sponsored ADR	17,973	344,003
Actelion Ltd.	15,189	1,687,299
Adecco SA (Reg.)	25,184	1,889,760
Aryzta AG	13,044	982,349
Baloise Holdings AG	7,079	925,158
Barry Callebaut AG	325	324,575
Coca-Cola HBC AG	30,015	484,184
Compagnie Financiere Richemont SA Series A	77,467	6,435,812
Credit Suisse Group AG	213,632	4,498,204
Credit Suisse Group AG sponsored ADR	13,116	275,961
Ems-Chemie Holding AG	1,213	470,298
Geberit AG (Reg.)	5,590	1,918,937
Givaudan SA	1,368	2,504,474
Holcim Ltd. (Reg.)	34,005	2,386,868
Julius Baer Group Ltd.	33,192	1,359,202
Kuehne & Nagel International AG	8,085	1,114,747
Lindt & Spruengli AG	15	945,627
Lindt & Spruengli AG (participation certificate)	144	752,150
Lonza Group AG	7,888	938,107
Nestle SA	478,436	36,538,581
Novartis AG	325,764	31,746,613
Novartis AG sponsored ADR	15,706	1,529,764
Common Stocks - continued
	Shares	Value
Switzerland - continued
Pargesa Holding SA	4,586	$ 332,138
Partners Group Holding AG	2,546	683,777
Roche Holding AG (participation certificate)	104,306	28,112,286
Schindler Holding AG:
(participation certificate)	6,707	997,796
(Reg.)	2,968	433,143
SGS SA (Reg.)	813	1,549,499
Sika AG (Bearer)	320	1,098,497
Sonova Holding AG Class B	7,998	1,054,844
Sulzer AG (Reg.)	3,545	377,395
Swatch Group AG (Bearer)	4,592	1,834,900
Swatch Group AG (Bearer) (Reg.)	7,275	534,018
Swiss Life Holding AG	4,743	1,062,035
Swiss Prime Site AG	8,501	738,815
Swiss Re Ltd.	52,252	4,728,971
Swisscom AG	3,460	2,032,967
Syngenta AG:
sponsored ADR	4,350	283,098
(Switzerland)	12,930	4,211,739
Transocean Ltd. (Switzerland) (d)	52,950	835,021
UBS Group AG	509,218	8,535,031
UBS Group AG	32,977	550,056
Zurich Insurance Group AG	22,164	7,371,908
TOTAL SWITZERLAND		173,344,857
Taiwan - 2.6%
Acer, Inc. (a)	392,060	252,531
Advanced Semiconductor Engineering, Inc.	928,639	1,157,716
Advantech Co. Ltd.	45,516	337,416
Asia Cement Corp.	326,785	391,143
Asia Pacific Telecom Co. Ltd.	267,000	126,984
ASUSTeK Computer, Inc.	104,422	1,083,522
AU Optronics Corp.	1,280,000	690,913
Catcher Technology Co. Ltd.	95,000	824,754
Cathay Financial Holding Co. Ltd.	1,214,227	1,726,294
Chang Hwa Commercial Bank	697,198	390,569
Cheng Shin Rubber Industry Co. Ltd.	241,513	577,960
Chicony Electronics Co. Ltd.	69,660	189,774
China Airlines Ltd. (a)	368,835	185,285
China Development Finance Holding Corp.	1,990,819	649,056
China Life Insurance Co. Ltd.	429,383	357,313
China Motor Co. Ltd.	78,000	66,452
Common Stocks - continued
	Shares	Value
Taiwan - continued
China Steel Corp.	1,760,421	$ 1,480,677
Chinatrust Financial Holding Co. Ltd.	2,035,159	1,281,720
Chunghwa Picture Tubes, Ltd. (a)	551	28
Chunghwa Telecom Co. Ltd.	567,400	1,702,355
Clevo Co. Ltd.	73,544	110,485
Compal Electronics, Inc.	620,394	449,143
CTCI Corp.	80,000	125,505
Delta Electronics, Inc.	271,000	1,643,326
E.SUN Financial Holdings Co. Ltd.	938,298	573,059
ECLAT Textile Co. Ltd.	25,880	265,990
EPISTAR Corp.	147,000	258,548
EVA Airways Corp. (a)	280,982	215,161
Evergreen Marine Corp. (Taiwan) (a)	253,199	179,105
Far Eastern Department Stores Co. Ltd.	141,530	119,883
Far Eastern Textile Ltd.	468,659	468,294
Far EasTone Telecommunications Co. Ltd.	237,000	574,849
Farglory Land Development Co. Ltd.	62,725	72,731
First Financial Holding Co. Ltd.	1,094,119	632,799
Formosa Chemicals & Fibre Corp.	479,620	1,018,929
Formosa International Hotel Corp.	5,884	59,007
Formosa Petrochemical Corp.	172,000	363,788
Formosa Plastics Corp.	614,640	1,472,594
Formosa Taffeta Co. Ltd.	107,000	107,269
Foxconn Technology Co. Ltd.	132,605	356,463
Fubon Financial Holding Co. Ltd.	988,487	1,555,071
Giant Manufacturing Co. Ltd.	42,042	364,301
Hermes Microvision, Inc.	6,000	281,266
Highwealth Construction Corp.	86,000	173,062
HIWIN Technologies Corp.	27,743	226,603
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,856,946	5,058,767
Hotai Motor Co. Ltd.	36,000	513,556
HTC Corp. (a)	101,057	497,395
Hua Nan Financial Holdings Co. Ltd.	895,786	494,376
Innolux Corp.	1,175,819	562,389
Inotera Memories, Inc. (a)	342,000	485,465
Inventec Corp.	333,209	244,337
Kinsus Interconnect Technology Corp.	41,000	130,451
Largan Precision Co. Ltd.	15,000	1,238,384
Lite-On Technology Corp.	312,246	382,079
MediaTek, Inc.	209,989	3,169,949
Mega Financial Holding Co. Ltd.	1,478,906	1,120,346
Merida Industry Co. Ltd.	29,050	199,215
Common Stocks - continued
	Shares	Value
Taiwan - continued
Nan Ya Plastics Corp.	706,980	$ 1,410,265
Novatek Microelectronics Corp.	85,000	464,178
Pegatron Corp.	240,652	635,307
Phison Electronics Corp.	20,199	142,162
Pou Chen Corp.	310,240	421,815
Powertech Technology, Inc.	102,700	168,680
President Chain Store Corp.	85,000	648,716
Quanta Computer, Inc.	402,000	972,618
Radiant Opto-Electronics Corp.	62,672	196,836
Realtek Semiconductor Corp.	64,744	194,891
Ruentex Development Co. Ltd.	104,031	155,051
Ruentex Industries Ltd.	83,484	179,677
ScinoPharm Taiwan Ltd.	37,468	62,352
Shin Kong Financial Holding Co. Ltd.	1,202,889	332,915
Siliconware Precision Industries Co. Ltd.	439,000	734,927
Simplo Technology Co. Ltd.	40,971	199,602
Sinopac Holdings Co.	1,107,085	447,305
Standard Foods Corp.	42,470	90,633
Synnex Technology International Corp.	184,496	263,292
Taishin Financial Holdings Co. Ltd.	1,176,158	478,769
Taiwan Business Bank	578,824	166,806
Taiwan Cement Corp.	496,110	664,983
Taiwan Cooperative Financial Holding Co. Ltd.	871,351	446,159
Taiwan Fertilizer Co. Ltd.	111,000	191,996
Taiwan Glass Industry Corp.	125,210	90,344
Taiwan Mobile Co. Ltd.	248,400	813,178
Taiwan Semiconductor Manufacturing Co. Ltd.	3,656,000	15,961,995
TECO Electric & Machinery Co. Ltd.	286,000	265,063
Transcend Information, Inc.	30,000	94,907
TSRC Corp.	94,945	112,118
U-Ming Marine Transport Corp.	64,000	98,191
Unified-President Enterprises Corp.	688,597	1,089,329
Unimicron Technology Corp.	182,000	123,743
United Microelectronics Corp.	1,786,000	858,632
Vanguard International Semiconductor Corp.	122,000	205,160
Walsin Lihwa Corp. (a)	487,000	149,241
Wistron Corp.	349,082	315,964
WPG Holding Co. Ltd.	208,107	256,523
Yang Ming Marine Transport Corp. (a)	176,100	94,146
Yuanta Financial Holding Co. Ltd.	1,284,560	611,803
Yulon Motor Co. Ltd.	118,000	171,083
TOTAL TAIWAN		70,217,757
Common Stocks - continued
	Shares	Value
Thailand - 0.5%
Advanced Info Service PCL	14,700	$ 109,719
Advanced Info Service PCL (For. Reg.)	137,700	1,027,776
Airports of Thailand PCL	5,200	51,253
Airports of Thailand PCL (For. Reg.)	57,100	562,799
Bangkok Bank PCL	66,000	386,290
Bangkok Bank PCL (For. Reg.)	61,400	359,367
Bangkok Dusit Medical Services PCL	68,000	38,514
Bangkok Dusit Medical Services PCL (For. Reg.)	369,000	208,997
Banpu PCL	40,600	30,091
Banpu PCL (For. Reg.)	102,000	75,598
BEC World PCL	15,000	23,557
BEC World PCL (For. Reg.)	114,000	179,031
BTS Group Holdings PCL	95,000	28,468
BTS Group Holdings PCL	761,400	228,160
Bumrungrad Hospital PCL (For. Reg.)	49,400	234,737
C.P. ALL PCL	73,600	93,141
C.P. ALL PCL (For. Reg.)	567,300	717,922
Central Pattana PCL	29,200	39,762
Central Pattana PCL (For. Reg.)	159,300	216,920
Charoen Pokphand Foods PCL	38,400	29,500
Charoen Pokphand Foods PCL (For. Reg.)	370,000	284,242
Delta Electronics PCL	13,700	30,918
Delta Electronics PCL (For. Reg.)	64,700	146,013
Energy Absolute PCL	150,000	114,123
Glow Energy PCL (For. Reg.)	69,300	192,068
Home Product Center PCL (For. Reg.)	464,763	115,469
Indorama Ventures PCL:
warrants 8/24/17 (a)	17,750	1,205
warrants 8/24/18 (a)	13,653	885
(For. Reg.)	177,500	117,950
IRPC PCL	294,600	30,708
IRPC PCL (For. Reg.)	1,226,500	127,845
Kasikornbank PCL	85,300	581,687
Kasikornbank PCL (For. Reg.)	175,700	1,198,152
Krung Thai Bank PCL	44,100	30,498
Krung Thai Bank PCL (For. Reg.)	443,675	306,826
Minor International PCL	29,200	32,205
Minor International PCL:
warrants 11/3/17 (a)	7,655	1,311
(For. Reg.)	200,500	221,132
PTT Exploration and Production PCL	25,500	84,924
PTT Exploration and Production PCL (For. Reg.)	178,851	595,635
Common Stocks - continued
	Shares	Value
Thailand - continued
PTT Global Chemical PCL	22,500	$ 38,785
PTT Global Chemical PCL (For. Reg.)	220,986	380,926
PTT PCL	15,200	160,538
PTT PCL (For. Reg.)	132,600	1,400,487
Siam Cement PCL	5,000	75,893
Siam Cement PCL (For. Reg.)	55,400	840,895
Siam Commercial Bank PCL	5,500	30,098
Siam Commercial Bank PCL (For. Reg.)	223,300	1,221,958
Thai Oil PCL	29,900	46,673
Thai Oil PCL (For. Reg.)	86,100	134,400
Thai Union Frozen Products PCL	44,500	29,435
Thai Union Frozen Products PCL (For. Reg.)	232,800	153,987
TMB PCL (For. Reg.)	1,973,100	186,445
True Corp. PCL (a)	172,400	71,358
True Corp. PCL (For. Reg.) (a)	1,088,054	450,356
TOTAL THAILAND		14,077,632
Turkey - 0.4%
Akbank T.A.S.	263,877	966,495
Anadolu Efes Biracilik Ve Malt Sanayii A/S (a)	30,515	268,190
Arcelik A/S	33,851	215,867
Bim Birlesik Magazalar A/S JSC	31,297	633,284
Coca-Cola Icecek Sanayi A/S	10,785	217,790
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	301,382	395,469
Enka Insaat ve Sanayi A/S	66,871	135,584
Eregli Demir ve Celik Fabrikalari T.A.S.	205,659	369,905
Ford Otomotiv Sanayi A/S	10,709	149,058
Haci Omer Sabanci Holding A/S	133,818	566,168
Koc Holding A/S	94,166	490,789
Koza Altin Isletmeleri A/S	3,700	29,267
Petkim Petrokimya Holding A/S	60,589	94,860
TAV Havalimanlari Holding A/S	22,752	170,201
Tofas Turk Otomobil Fabrikasi A/S	19,470	130,129
Tupras Turkiye Petrol Rafinelleri A/S	18,368	399,076
Turk Hava Yollari AO (a)	99,558	381,741
Turk Sise ve Cam Fabrikalari A/S	87,991	137,761
Turk Telekomunikasyon A/S	80,188	240,600
Turkcell Iletisim Hizmet A/S (a)	129,148	743,486
Turkiye Garanti Bankasi A/S	340,034	1,429,771
Turkiye Halk Bankasi A/S	90,855	586,808
Turkiye Is Bankasi A/S Series C	229,523	668,969
Turkiye Vakiflar Bankasi TAO	112,023	261,935
Common Stocks - continued
	Shares	Value
Turkey - continued
Ulker Biskuvi Sanayi A/S	21,796	$ 172,850
Yapi ve Kredi Bankasi A/S	124,154	258,326
TOTAL TURKEY		10,114,379
United Arab Emirates - 0.1%
Abu Dhabi Commercial Bank PJSC (a)	145,634	274,373
Aldar Properties PJSC (a)	466,586	301,060
Arabtec Holding Co. (a)	161,929	127,849
DP World Ltd.	24,671	484,785
Dubai Financial Market PJSC (a)	295,901	153,064
Dubai Islamic Bank Pakistan Ltd. (a)	150,449	267,061
Emaar Properties PJSC	520,349	949,167
First Gulf Bank PJSC	115,496	534,551
National Bank of Abu Dhabi PJSC (a)	90,691	317,278
TOTAL UNITED ARAB EMIRATES		3,409,188
United Kingdom - 13.4%
3i Group PLC	143,746	994,431
Aberdeen Asset Management PLC	136,676	901,055
Admiral Group PLC	28,572	623,149
Aggreko PLC	37,597	880,008
Amec Foster Wheeler PLC	56,835	682,699
Anglo American PLC (United Kingdom)	207,381	3,464,013
Antofagasta PLC	59,276	580,330
ARM Holdings PLC	196,433	3,061,491
ARM Holdings PLC sponsored ADR	3,940	184,550
Ashtead Group PLC	74,598	1,222,471
Associated British Foods PLC	52,866	2,470,819
AstraZeneca PLC:
(United Kingdom)	177,129	12,608,989
sponsored ADR	10,274	729,865
Aviva PLC	428,503	3,399,694
Aviva PLC sponsored ADR	4,211	66,913
Babcock International Group PLC	49,270	746,557
BAE Systems PLC	468,092	3,578,079
Barclays PLC	2,332,217	8,190,813
Barclays PLC sponsored ADR	25,999	365,026
BG Group PLC	506,321	6,753,242
BHP Billiton PLC	299,161	6,497,935
BHP Billiton PLC ADR (d)	7,219	315,398
BP PLC	2,689,173	17,275,325
BP PLC sponsored ADR	7,617	295,768
Common Stocks - continued
	Shares	Value
United Kingdom - continued
British American Tobacco PLC:
(United Kingdom)	262,290	$ 14,797,358
sponsored ADR	6,978	786,072
British Land Co. PLC	143,052	1,787,282
BT Group PLC	1,179,968	7,402,703
BT Group PLC sponsored ADR	2,807	176,223
Bunzl PLC	49,370	1,410,630
Burberry Group PLC	65,608	1,708,577
Capita Group PLC	97,881	1,648,249
Carnival PLC	23,332	1,044,600
Carnival PLC sponsored ADR (d)	3,896	173,606
Carphone Warehouse Group PLC	145,990	956,522
Centrica PLC	743,346	3,289,466
Cobham PLC	166,031	816,998
Compass Group PLC	249,114	4,318,731
Croda International PLC	20,246	810,240
Diageo PLC	352,006	10,419,595
Diageo PLC sponsored ADR	5,128	605,771
Direct Line Insurance Group PLC	221,569	1,042,898
easyJet PLC	23,035	646,027
Fresnillo PLC	31,669	428,822
G4S PLC (United Kingdom)	222,670	956,520
GKN PLC	242,981	1,348,995
GlaxoSmithKline PLC	687,335	15,134,237
GlaxoSmithKline PLC sponsored ADR	16,428	722,832
Hammerson PLC	115,991	1,202,848
Hargreaves Lansdown PLC	35,444	539,730
HSBC Holdings PLC:
(United Kingdom)	2,735,408	25,026,802
sponsored ADR (d)	20,986	959,480
ICAP PLC	81,317	572,715
IMI PLC	40,568	779,681
Imperial Tobacco Group PLC	141,980	6,680,683
Inmarsat PLC	63,694	800,105
InterContinental Hotel Group PLC	28,513	1,137,033
InterContinental Hotel Group PLC ADR	6,479	257,605
Intertek Group PLC	23,757	820,499
Intu Properties PLC	136,806	752,109
Investec PLC	82,608	696,775
ITV PLC	566,815	1,878,221
J Sainsbury PLC	186,946	719,150
Johnson Matthey PLC	30,384	1,492,376
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Kingfisher PLC	351,209	$ 1,806,676
Land Securities Group PLC	117,096	2,246,954
Legal & General Group PLC	879,619	3,549,359
Lloyds Banking Group PLC (a)	8,147,210	9,025,598
Lloyds Banking Group PLC sponsored ADR (a)	81,591	358,184
London Stock Exchange Group PLC	33,209	1,182,959
Marks & Spencer Group PLC	242,361	1,761,753
Meggitt PLC	119,847	972,968
Melrose PLC	157,565	628,910
Merlin Entertainments PLC	73,484	446,600
National Grid PLC	527,724	7,419,269
National Grid PLC sponsored ADR	6,286	442,157
Next PLC	22,698	2,473,482
Old Mutual PLC	726,050	2,276,826
Pearson PLC	110,905	2,250,239
Pearson PLC sponsored ADR	10,528	213,297
Persimmon PLC	45,310	1,086,475
Prudential PLC	359,803	8,746,952
Prudential PLC ADR	10,458	507,631
Reckitt Benckiser Group PLC	96,489	8,166,333
Reed Elsevier PLC	163,534	2,839,115
Reed Elsevier PLC sponsored ADR	1,404	97,578
Rexam PLC	105,859	677,641
Rio Tinto PLC	181,537	7,977,276
Rio Tinto PLC sponsored ADR (d)	7,367	325,106
Rolls-Royce Group PLC	280,068	3,760,690
Royal & Sun Alliance Insurance Group PLC (a)	150,803	1,031,895
Royal Bank of Scotland Group PLC (a)	359,961	1,954,489
Royal Bank of Scotland Group PLC sponsored ADR (a)	7,317	79,463
Royal Dutch Shell PLC:
Class A (Netherlands)	103,129	3,137,799
Class A (United Kingdom)	465,530	14,187,285
Class A sponsored ADR	8,308	510,527
Class B (United Kingdom)	362,013	11,461,315
Royal Mail PLC	95,909	628,393
SABMiller PLC	143,445	7,833,141
Sage Group PLC	160,369	1,159,912
Schroders PLC	18,033	787,135
Scottish & Southern Energy PLC	144,448	3,500,662
Segro PLC	110,619	687,118
Severn Trent PLC	35,618	1,154,501
Sky PLC	153,199	2,141,345
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Smith & Nephew PLC	122,942	$ 2,192,412
Smith & Nephew PLC sponsored ADR	4,772	170,838
Smiths Group PLC	59,204	1,004,980
Sports Direct International PLC (a)	40,519	434,226
Standard Chartered PLC (United Kingdom)	366,481	4,900,048
Standard Life PLC	354,546	2,152,089
Tate & Lyle PLC	67,906	693,459
Tesco PLC	1,205,185	4,075,529
The Weir Group PLC	31,933	808,038
Travis Perkins PLC	36,646	1,060,871
Tullow Oil PLC	136,868	752,450
Unilever PLC	180,184	7,934,228
Unilever PLC sponsored ADR	10,196	448,318
United Utilities Group PLC	100,720	1,558,005
Vodafone Group PLC	3,812,758	13,407,485
Vodafone Group PLC sponsored ADR	12,032	422,684
Whitbread PLC	26,932	2,030,277
William Hill PLC	129,429	735,141
WM Morrison Supermarkets PLC	315,135	853,907
TOTAL UNITED KINGDOM		359,767,379
United States of America - 0.0%
Southern Copper Corp.	24,745	675,044
TOTAL COMMON STOCKS (Cost $2,479,461,378)		2,555,965,834
Nonconvertible Preferred Stocks - 1.5%

Brazil - 0.7%
AES Tiete SA (PN) (non-vtg.)	13,600	83,934
Ambev SA sponsored ADR	66,500	437,570
Banco Bradesco SA:
(PN)	270,779	3,403,848
(PN) sponsored ADR	41,987	523,998
Banco do Brasil SA sponsored ADR	5,600	43,176
Banco do Estado Rio Grande do Sul SA	26,300	119,579
Bradespar SA (PN)	33,400	144,517
Brasil Foods SA sponsored ADR	9,700	230,084
Braskem SA (PN-A)	23,300	108,110
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	37,800	86,497
Cielo SA sponsored ADR	5,760	85,075
Nonconvertible Preferred Stocks - continued
	Shares	Value
Brazil - continued
Companhia Brasileira de Distribuicao Grupo Pao de Acucar:
(PN)	18,601	$ 617,665
sponsored ADR	2,200	72,182
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) sponsored ADR	8,400	40,824
Companhia Energetica de Minas Gerais (CEMIG):
(PN)	98,504	437,225
(PN) sponsored (non-vtg.)	12,911	58,229
Companhia Energetica de Sao Paulo Series B	28,200	247,607
Companhia Paranaense de Energia-Copel (PN-B)	14,900	173,253
Companhia Siderurgica Nacional SA (CSN) sponsored ADR (d)	11,400	17,100
Embraer SA sponsored ADR	3,625	127,818
Fibria Celulose SA sponsored ADR (a)(d)	7,900	95,827
Gerdau SA:
(PN)	110,250	374,314
sponsored ADR	17,150	59,168
Itau Unibanco Holding SA	353,109	4,329,558
Itau Unibanco Holding SA sponsored ADR	56,325	682,659
Itausa-Investimentos Itau SA (PN)	472,303	1,608,814
Lojas Americanas SA (PN)	79,931	463,217
Metalurgica Gerdau SA (PN)	42,400	155,489
Oi SA (PN) (a)	37,330	69,422
Petroleo Brasileiro SA - Petrobras:
(PN) (non-vtg.)	537,240	1,637,799
(PN) sponsored (non-vtg.)	41,350	254,303
sponsored ADR	30,750	184,808
Suzano Papel e Celulose SA	52,100	211,060
Telefonica Brasil SA	38,140	707,862
Telefonica Brasil SA sponsored ADR	5,940	109,534
TIM Participacoes SA sponsored ADR	1,933	42,661
Ultrapar Participacoes SA sponsored ADR	5,800	113,564
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.) (a)	62,200	77,656
Vale SA:
(PN-A)	253,600	1,564,178
(PN-A) sponsored ADR (d)	32,200	201,572
TOTAL BRAZIL		20,001,756
Nonconvertible Preferred Stocks - continued
	Shares	Value
Chile - 0.0%
Embotelladora Andina SA Class B	39,000	$ 109,851
Sociedad Quimica y Minera de Chile SA (PN-B)	14,269	341,872
TOTAL CHILE		451,723
Colombia - 0.1%
Banco Davivienda SA	14,145	148,523
BanColombia SA (PN)	61,546	728,462
Grupo Aval Acciones y Valores SA	487,872	256,933
Grupo de Inversiones Suramerica SA	13,828	197,219
Inversiones Argos SA	17,112	129,883
TOTAL COLOMBIA		1,461,020
France - 0.1%
Air Liquide SA	12,685	1,605,414
Germany - 0.4%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	8,085	686,574
FUCHS PETROLUB AG	10,327	425,937
Henkel AG & Co. KGaA	26,827	3,079,954
Porsche Automobil Holding SE (Germany)	22,690	1,909,132
RWE AG (non-vtg.) (a)	3,046	63,608
Volkswagen AG	24,122	5,405,234
TOTAL GERMANY		11,570,439
Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)	910,806	860,137
Korea (South) - 0.2%
Hyundai Motor Co.	3,726	386,487
Hyundai Motor Co. Series 2	5,521	598,210
LG Chemical Ltd.	1,377	181,332
Samsung Electronics Co. Ltd.	2,927	2,826,240
TOTAL KOREA (SOUTH)		3,992,269
Russia - 0.0%
AK Transneft OAO (a)	189	388,964
Sberbank of Russia (a)	74,675	47,480
Surgutneftegas (a)	472,517	285,086
TOTAL RUSSIA		721,530
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $51,744,210)		40,664,288
U.S. Government and Government Agency Obligations - 0.5%
	Principal Amount	Value
U.S. Treasury Obligations - 0.5%
U.S. Treasury Bills, yield at date of purchase 0.05% to 0.19% 3/5/15 to 10/15/15 (f) (Cost $12,491,956)	$ 12,500,000	$ 12,495,777
Money Market Funds - 5.7%
	Shares
Fidelity Cash Central Fund, 0.13% (b)	89,535,341	89,535,341
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	64,578,328	64,578,328
TOTAL MONEY MARKET FUNDS (Cost $154,113,669)		154,113,669
TOTAL INVESTMENT PORTFOLIO - 102.7% (Cost $2,697,811,213)		2,763,239,568
NET OTHER ASSETS (LIABILITIES) - (2.7)%		(72,994,817)
NET ASSETS - 100%		$ 2,690,244,751
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
757 NYSE E-mini MSCI EAFE Index Contracts (United States)	March 2015	$ 66,865,810	$ 1,713,194
433 NYSE E-mini MSCI Emerging Markets Index Contracts (United States)	March 2015	20,599,975	450,917
48 TME S&P/TSX 60 Index Contracts (Canada)	March 2015	6,463,209	177,706
TOTAL EQUITY INDEX CONTRACTS		$ 93,928,994	$ 2,341,817

The face value of futures purchased as a percentage of net assets is 3.5%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $247,377 or 0.0% of net assets.

(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,280,328.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 44,098
Fidelity Securities Lending Cash Central Fund	268,899
Total	$ 312,997
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of January 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 301,187,240	$ 128,641,063	$ 172,546,177	$ -
Consumer Staples	264,517,035	88,511,526	176,005,509	-
Energy	185,356,190	71,622,136	113,734,054	-
Financials	694,959,473	267,921,761	426,366,717	670,995
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Health Care	$ 232,257,398	$ 54,519,013	$ 177,738,385	$ -
Industrials	285,953,399	132,262,263	153,691,136	-
Information Technology	196,463,696	20,069,208	176,394,488	-
Materials	199,521,928	102,300,593	97,221,335	-
Telecommunication Services	143,159,632	34,128,823	109,030,809	-
Utilities	93,254,131	52,585,039	40,669,092	-
U.S. Government and Government Agency Obligations	12,495,777	-	12,495,777	-
Money Market Funds	154,113,669	154,113,669	-	-
Total Investments in Securities:	$ 2,763,239,568	$ 1,106,675,094	$ 1,655,893,479	$ 670,995
Derivative Instruments:
Assets
Futures Contracts	$ 2,341,817	$ 2,341,817	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 127,852,375
Level 2 to Level 1	$ 981,026
Income Tax Information

At January 31, 2015, the cost of investment securities for income tax purposes was $2,697,868,471. Net unrealized appreciation aggregated $65,371,097, of which $345,628,940 related to appreciated investment securities and $280,257,843 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan ® Emerging Markets Index Fund

January 31, 2015

1.929351.103

EMX-QTLY-0315

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.5%
	Shares	Value
Bermuda - 1.2%
Apollo Solar Energy Technology Holdings Ltd. (d)	1,322,000	$ 614,137
Beijing Enterprises Water Group Ltd.	466,000	305,943
Brilliance China Automotive Holdings Ltd.	322,000	590,619
China Foods Ltd. (a)	52,000	17,151
China Gas Holdings Ltd.	186,000	287,472
China Resources Gas Group Ltd.	80,000	194,718
China Yurun Food Group Ltd. (a)	126,000	48,438
CITIC Resources Holdings Ltd. (a)	194,000	25,449
Cosco Pacific Ltd.	188,735	273,115
Credicorp Ltd.	4,141	603,344
Credicorp Ltd. (United States)	2,114	304,670
GOME Electrical Appliances Holdings Ltd.	1,331,802	183,326
Haier Electronics Group Co. Ltd.	88,000	236,323
Hopson Development Holdings Ltd. (a)	72,000	63,833
Kunlun Energy Co. Ltd.	330,000	343,600
Luye Pharma Group Ltd.	78,000	93,095
Nine Dragons Paper (Holdings) Ltd.	174,000	127,818
Shenzhen International Holdings Ltd.	134,480	193,810
Sihuan Pharmaceutical Holdings Group Ltd.	418,000	269,089
Sinofert Holdings Ltd. (a)	214,000	39,104
TOTAL BERMUDA		4,815,054
Brazil - 6.1%
AES Tiete SA	9,600	48,801
All America Latina Logistica SA	43,900	62,989
Ambev SA	557,300	3,661,679
B2W Companhia Global do Varejo (a)	12,700	107,914
Banco Bradesco SA	63,980	798,781
Banco do Brasil SA	102,400	788,441
BB Seguridade Participacoes SA	72,300	792,181
BM&F BOVESPA SA	216,500	734,240
BR Malls Participacoes SA	50,900	288,906
BR Properties SA	22,000	73,053
Brasil Foods SA	104,200	2,500,101
BTG Pactual Participations Ltd. unit	30,200	297,132
CCR SA	101,700	579,139
Centrais Eletricas Brasileiras SA (Electrobras)	33,500	64,047
Cetip SA - Mercados Organizado	27,317	350,720
Cia. Hering SA	17,500	118,634
Cielo SA	86,128	1,283,936
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	38,000	188,354
Common Stocks - continued
	Shares	Value
Brazil - continued
Companhia Energetica de Minas Gerais (CEMIG)	17,380	$ 80,965
Companhia Paranaense de Energia-Copel	6,700	54,434
Companhia Siderurgica Nacional SA (CSN)	76,900	119,223
Cosan Logistica SA (a)	10,900	8,896
Cosan SA Industria e Comercio	13,000	118,845
CPFL Energia SA	33,000	207,107
Cyrela Brazil Realty SA	32,200	129,724
Drogasil SA (a)	29,600	285,162
Duratex SA	33,497	92,754
Ecorodovias Infraestrutura e Logistica SA	23,300	90,048
Embraer SA	82,200	727,263
Energias do Brasil SA	24,600	79,395
Estacio Participacoes SA	30,300	188,468
Fibria Celulose SA (a)	25,600	308,164
Gerdau SA	27,500	75,533
Guararapes Confeccoes SA	1,300	38,178
Hypermarcas SA (a)	46,000	312,524
JBS SA	83,500	356,001
Klabin SA unit	63,200	322,448
Kroton Educacional SA	181,348	831,298
Light SA	7,900	41,690
Localiza Rent A Car SA	17,790	231,388
Lojas Americanas SA	22,882	100,201
Lojas Renner SA	15,200	399,366
M. Dias Branco SA	5,100	157,376
MRV Engenharia e Participacoes SA	35,400	91,163
Multiplan Empreendimentos Imobiliarios SA (a)	9,200	165,228
Multiplus SA	5,300	68,639
Natura Cosmeticos SA	20,600	240,682
Obrascon Huarte Lain Brasil SA	4,600	21,086
Oi SA (a)	19,030	38,298
Petroleo Brasileiro SA - Petrobras (ON)	445,000	1,333,383
Porto Seguro SA	11,800	119,176
Qualicorp SA (a)	26,300	260,231
Souza Cruz SA	45,000	377,173
Sul America SA unit	29,128	123,861
Terna Participacoes SA unit	11,400	83,357
TIM Participacoes SA	98,500	434,637
Totvs SA	15,900	198,924
Tractebel Energia SA	25,400	294,775
Ultrapar Participacoes SA	46,000	908,600
Usinas Siderurgicas de Minas Gerais SA - Usiminas (a)	20,000	126,787
Common Stocks - continued
	Shares	Value
Brazil - continued
Vale SA	158,000	$ 1,095,828
Via Varejo SA unit (a)	16,100	105,903
Weg SA	33,320	397,369
TOTAL BRAZIL		24,580,599
British Virgin Islands - 0.0%
Tianhe Chemicals Group Ltd.	296,000	42,809
Cayman Islands - 4.2%
Agile Property Holdings Ltd.	148,856	90,676
Anta Sports Products Ltd.	100,000	175,757
Belle International Holdings Ltd.	615,000	696,140
Biostime International Holdings Ltd.	17,500	47,572
Bosideng International Holdings Ltd.	340,000	43,667
China Conch Venture Holdings Ltd.	21,500	45,507
China Dongxiang Group Co. Ltd.	418,000	71,056
China Hongqiao Group Ltd.	103,000	65,017
China Huishan Dairy Hld Co. Ltd. (d)	824,000	131,717
China Resources Cement Holdings Ltd.	219,064	130,003
China Resources Land Ltd.	250,000	639,559
China Resources Land Ltd. rights 1/30/15 (a)	51,555	12,433
China State Construction International Holdings Ltd.	184,000	282,048
China Zhongwang Holdings Ltd.	162,000	71,050
Cimc Enric Holdings Ltd.	60,000	46,204
Country Garden Holdings Co. Ltd.	673,737	268,454
ENN Energy Holdings Ltd.	86,000	508,369
Evergrande Real Estate Group Ltd. (d)	712,000	295,532
GCL-Poly Energy Holdings Ltd. (a)	1,210,000	262,734
Geely Automobile Holdings Ltd.	545,000	223,280
Golden Eagle Retail Group Ltd. (H Shares)	60,000	71,525
Greentown China Holdings Ltd.	88,000	76,761
Haitian International Holdings Ltd.	69,000	133,776
Hengan International Group Co. Ltd.	86,000	1,020,830
Kingboard Chemical Holdings Ltd.	87,000	140,707
Kingboard Laminates Holdings Ltd.	112,000	47,445
Kingsoft Corp. Ltd. (d)	86,000	204,944
KWG Property Holding Ltd.	139,737	89,244
Lee & Man Paper Manufacturing Ltd.	152,000	79,806
Li Ning Co. Ltd. (a)	211,708	92,376
Longfor Properties Co. Ltd.	157,000	206,258
Renhe Commercial Holdings Co. Ltd. (a)	2,307,000	104,124
Sany Heavy Equipment International Holdings Co. Ltd. (a)	106,000	22,775
Shenzhou International Group Holdings Ltd.	67,000	243,446
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
Shimao Property Holdings Ltd.	147,500	$ 309,603
Sino Biopharmaceutical Ltd.	336,000	335,661
SOHO China Ltd.	181,000	125,703
Tencent Holdings Ltd.	545,700	9,204,080
TPK Holding Co. Ltd.	28,775	185,078
Zhongsheng Group Holdings Ltd. Class H	73,500	63,942
TOTAL CAYMAN ISLANDS		16,864,859
Chile - 1.3%
AES Gener SA	315,404	164,278
Aguas Andinas SA	323,104	186,137
Banco de Chile	3,033,120	334,152
Banco de Credito e Inversiones	4,918	207,252
Banco Santander Chile	7,703,338	368,157
CAP SA	7,891	19,305
Cencosud SA	128,304	314,108
Colbun SA	879,847	240,938
Compania Cervecerias Unidas SA	17,282	158,813
Compania de Petroleos de Chile SA (COPEC)	44,541	506,164
CorpBanca SA	19,450,929	214,900
Empresa Nacional de Electricidad SA	399,274	572,399
Empresa Nacional de Electricidad SA sponsored ADR	203	8,668
Empresa Nacional de Telecomunicaciones SA (ENTEL)	13,870	131,349
Empresas CMPC SA	130,161	326,440
Enersis SA	2,315,495	714,588
Enersis SA sponsored ADR	300	4,575
LATAM Airlines Group SA (a)	39,157	412,224
LATAM Airlines Group SA sponsored ADR (a)	212	2,198
S.A.C.I. Falabella	57,658	379,394
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	168	4,008
TOTAL CHILE		5,270,047
China - 14.2%
Agricultural Bank of China Ltd. (H Shares)	3,088,000	1,507,913
Air China Ltd. (H Shares)	228,000	218,746
Aluminum Corp. of China Ltd. (H Shares) (a)(d)	450,000	203,162
Angang Steel Co. Ltd. (H Shares)	134,000	99,644
Anhui Conch Cement Co. Ltd. (H Shares)	144,000	482,051
Anhui Expressway Co. Ltd. (H Shares)	56,000	40,575
Anhui Gujing Distillery Co. Ltd. (B Shares)	18,800	55,736
AviChina Industry & Technology Co. Ltd. (H Shares)	264,000	170,580
Baic Motor Corp. Ltd.	79,000	87,746
Common Stocks - continued
	Shares	Value
China - continued
Bank Communications Co. Ltd. (H Shares)	965,000	$ 810,129
Bank of China Ltd. (H Shares)	8,955,000	4,999,207
BBMG Corp. (H Shares)	145,500	127,332
Beijing Capital International Airport Co. Ltd. (H Shares)	176,000	167,225
Beijing Jingneng Clean Energy Co. Ltd. (H Shares)	232,000	92,772
Beijing North Star Co. Ltd. (H Shares)	86,000	27,108
Bengang Steel Plates Co. Ltd. (B Shares)	55,100	20,626
BOE Technology Group Co. Ltd. (B Shares) (a)	140,800	44,908
BYD Co. Ltd. (H Shares)	87,000	315,967
CGN Power Co. Ltd.	710,000	298,906
Changsha Zoomlion Heavy Industry Science & Technology Development Co. Ltd. (H Shares) (d)	179,800	110,243
China BlueChemical Ltd. (H Shares)	184,000	63,964
China Cinda Asset Mngmt Co. Ltd. (H Shares) (a)	364,000	172,171
China CITIC Bank Corp. Ltd. (H Shares)	891,000	658,883
China Coal Energy Co. Ltd. (H Shares) (d)	467,000	257,270
China Communications Construction Co. Ltd. (H Shares)	518,000	562,747
China Communications Services Corp. Ltd. (H Shares)	266,000	119,783
China Construction Bank Corp. (H Shares)	8,603,000	6,886,537
China Cosco Holdings Co. Ltd. (H Shares) (a)(d)	297,500	147,052
China Eastern Airlines Corp. Ltd. (H Shares) (a)	174,000	88,245
China Everbright Bank Co. Ltd. (H Shares)	378,000	201,456
China Galaxy Securities Co. Ltd. (H Shares) (d)	133,500	142,145
China International Marine Containers (Group) Ltd. (H Shares)	72,700	139,606
China Life Insurance Co. Ltd. (H Shares)	886,000	3,433,332
China Longyuan Power Grid Corp. Ltd. (H Shares)	401,000	430,386
China Machinery Engineering Co. (H Shares)	60,000	50,910
China Merchants Bank Co. Ltd. (H Shares)	550,346	1,228,372
China Merchants Property Development Co. Ltd. (B Shares)	26,950	67,734
China Minsheng Banking Corp. Ltd. (H Shares)	729,700	885,756
China Molybdenum Co. Ltd. (H Shares)	142,000	89,842
China National Building Materials Co. Ltd. (H Shares)	352,000	338,388
China National Materials Co. Ltd. (H Shares)	131,000	34,494
China Oilfield Services Ltd. (H Shares)	218,000	358,583
China Pacific Insurance Group Co. Ltd. (H Shares)	308,000	1,480,175
China Petroleum & Chemical Corp. (H Shares)	3,041,000	2,406,155
China Railway Construction Corp. Ltd. (H Shares)	215,500	247,006
China Railway Group Ltd. (H Shares)	450,000	328,475
China Shenhua Energy Co. Ltd. (H Shares)	406,000	1,114,484
China Shipping Container Lines Co. Ltd. (H Shares) (a)	452,000	141,849
China Shipping Development Co. Ltd. (H Shares) (a)	160,000	113,840
China Southern Airlines Ltd. (H Shares)	192,000	102,237
Common Stocks - continued
	Shares	Value
China - continued
China Telecom Corp. Ltd. (H Shares)	1,936,000	$ 1,144,923
China Vanke Co. Ltd. (H Shares) (a)(d)	160,700	348,215
Chongqing Changan Automobile Co. Ltd. (B Shares)	98,700	246,882
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)	341,000	208,729
CITIC Securities Co. Ltd. (H Shares)	138,000	443,359
CSG Holding Co. Ltd. (B Shares)	70,300	50,787
CSR Corp. Ltd. (H Shares) (d)	226,000	273,390
Dalian Wanda Commercial Properties Co., Ltd.	31,800	194,914
Datang International Power Generation Co. Ltd. (H Shares)	340,000	185,892
Dazhong Transport Group Co. Ltd. (B Shares)	74,100	62,003
Dongfang Electric Corp. Ltd. (H Shares)	43,000	94,308
Dongfeng Motor Group Co. Ltd. (H Shares)	346,000	500,399
Double Coin Holdings Ltd. (B Shares)	19,000	14,630
Foshan Electrical and Lighting Co. Ltd. (B Shares) (a)	21,900	18,935
Great Wall Motor Co. Ltd. (H Shares)	124,000	707,778
Guangdong Electric Power Development Co. Ltd. (B Shares)	64,600	48,738
Guangshen Railway Co. Ltd. (H Shares)	158,000	81,712
Guangzhou Automobile Group Co. Ltd. (H Shares)	258,000	233,934
Guangzhou Baiyunshan Pharma Health (H Shares)	26,000	92,071
Guangzhou R&F Properties Co. Ltd. (H Shares)	108,000	122,445
Haitong Securities Co. Ltd. (H Shares) (d)	179,200	388,293
Harbin Electric Machinery Co. Ltd.(H Shares)	76,000	54,444
Huadian Energy Co. Ltd. (B Shares) (a)	61,500	27,262
Huadian Fuxin Energy Corp. Ltd. (H Shares)	290,000	136,677
Huadian Power International Corp. Ltd. (H Shares)	192,000	173,653
Huaneng Power International, Inc. (H Shares)	406,000	568,275
Huaneng Renewables Corp. Ltd. (H Shares)	380,000	135,748
Huishang Bank Corp. Ltd.	225,000	97,978
Industrial & Commercial Bank of China Ltd. (H Shares)	8,574,000	6,114,355
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)	120,062	169,315
Jiangling Motors Corp. Ltd. (B Shares)	12,300	59,397
Jiangsu Expressway Co. Ltd. (H Shares)	156,000	193,624
Jiangxi Copper Co. Ltd. (H Shares)	159,000	258,797
Jinzhou Port Co. Ltd. (B Shares)	11,000	5,309
Lianhua Supermarket Holdings Ltd. (H Shares) (a)	43,000	20,786
Maanshan Iron & Steel Ltd. (H Shares) (a)	182,000	49,441
Metallurgical Corp. China Ltd. (H Shares)	308,000	95,052
New China Life Insurance Co. Ltd. (H Shares)	80,900	465,950
People's Insurance Co. of China Group (H Shares)	455,000	221,544
PetroChina Co. Ltd. (H Shares)	2,512,000	2,727,784
PICC Property & Casualty Co. Ltd. (H Shares)	391,227	763,019
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	297,000	3,147,883
Common Stocks - continued
	Shares	Value
China - continued
Shandong Chenming Paper Holdings Ltd. (B Shares)	156,600	$ 87,457
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	212,000	166,349
Shanghai Bailian Group Co. Ltd. (B Shares)	23,600	39,441
Shanghai Chlor Alkali Co. Ltd. (B Shares)	33,000	17,448
Shanghai Electric Group Co. Ltd. (H Shares)	338,000	207,246
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. Class H	47,000	169,644
Shanghai Haixin Group Co. Ltd. (B Shares) (a)	36,400	21,796
Shanghai Jin Jiang International Hotels (Group) Co. Ltd. (B Shares)	21,300	43,325
Shanghai Jin Jiang International Industrial Investment Co. Ltd. (B Shares)	40	51
Shanghai Jinqiao Export Processing Zone Development Co. Ltd. (B Shares)	27,500	46,696
Shanghai Lujiazui Finance Trust Ltd. (B Shares)	63,200	151,920
Shanghai Pharma Holding Co. Ltd. (H Shares)	70,500	152,662
Shanghai Shangling Electric Appliances Co. Ltd. (B Shares)	23,900	54,989
Shanghai Waigaoqiao Free Trade Zone Development Co. Ltd. (B Shares)	15,917	32,259
Shanghai Zhenhua Port Machinery Co. Ltd. (B Shares) (a)	93,200	49,380
Shengjing Bank Co. Ltd.	91,000	88,149
Shenzhen Chiwan Wharf Holding Ltd. (B Shares)	19,400	37,424
Shenzhen Expressway Co. (H Shares)	82,000	63,759
Sichuan Expressway Co. Ltd. (H Shares)	100,000	42,064
Sinopec Engineering Group Co. Ltd. (H Shares) (e)	137,000	97,811
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)	443,000	128,218
Sinopharm Group Co. Ltd. (H Shares)	126,800	461,686
Sinotrans Ltd. (H Shares)	220,000	155,569
Tianjin Capital Environmental Protection Co. Ltd. (H Shares)	48,000	32,013
TravelSky Technology Ltd. (H Shares)	111,000	117,117
Tsingtao Brewery Co. Ltd. (H Shares)	44,000	294,466
Weichai Power Co. Ltd. (H Shares)	58,800	232,619
Weifu High-Technology Co. Ltd. (B Shares)	13,550	49,512
Wumart Stores, Inc. (H Shares)	51,000	36,052
Xinjiang Goldwind Science & Technology Co. Ltd. (H Shares)	46,200	73,653
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	26,520	86,977
Yanzhou Coal Mining Co. Ltd. (H Shares) (d)	224,000	178,134
Zhaojin Mining Industry Co. Ltd. (H Shares)	86,500	52,717
Zhejiang Expressway Co. Ltd. (H Shares)	168,000	213,791
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	60,500	337,497
Zijin Mining Group Co. Ltd. (H Shares)	704,000	214,375
ZTE Corp. (H Shares)	78,400	171,940
TOTAL CHINA		57,527,289
Common Stocks - continued
	Shares	Value
Colombia - 0.5%
Almacenes Exito SA	27,401	$ 280,748
BanColombia SA sponsored ADR	76	3,517
Cementos Argos SA	47,423	178,808
Cemex Latam Holdings SA (a)	19,598	122,247
Corporacion Financiera Colombiana SA	11,993	182,156
Corporacion Financiera Colombiana SA (RFD) (a)	487	7,581
Ecopetrol SA	575,808	461,354
Grupo de Inversiones Suramerica SA	26,506	384,554
Interconexion Electrica SA ESP	35,796	110,029
Isagen SA	100,329	118,627
TOTAL COLOMBIA		1,849,621
Czech Republic - 0.2%
Ceske Energeticke Zavody A/S	19,162	449,358
Komercni Banka A/S	1,840	375,305
Telefonica Czech Rep A/S	8,941	79,100
TOTAL CZECH REPUBLIC		903,763
Egypt - 0.4%
Commercial International Bank SAE	99,730	725,173
Commercial International Bank SAE sponsored GDR	2,265	16,217
EFG-Hermes Holding SAE (a)	59,507	138,614
Egyptian Kuwaiti Holding (a)	96,302	69,337
El Ezz Steel Rebars SAE (a)	18,109	36,003
Elsewedy Electric Co. (a)	8,436	56,684
Global Telecom Holding (a)	308,218	186,391
JUHAYNA Food Industries	54,263	75,710
Sidi Kerir Petrochemcials Co.	8,487	17,019
Talaat Moustafa Group Holding	126,255	191,627
Telecom Egypt SAE	31,783	50,878
TOTAL EGYPT		1,563,653
Hong Kong - 5.0%
Beijing Enterprises Holdings Ltd.	63,000	480,975
China Agri-Industries Holdings Ltd.	237,630	95,982
China Everbright International Ltd.	321,000	473,611
China Everbright Ltd.	100,000	216,258
China Merchants Holdings International Co. Ltd.	137,227	504,289
China Mobile Ltd.	619,500	8,120,708
China Overseas Land and Investment Ltd.	488,000	1,407,143
China Resources Enterprise Ltd.	144,000	315,269
China Resources Power Holdings Co. Ltd.	228,000	638,393
China South City Holdings Ltd.	254,000	83,085
Common Stocks - continued
	Shares	Value
Hong Kong - continued
China Taiping Insurance Group Ltd. (a)	116,977	$ 359,801
China Unicom Ltd.	682,000	1,020,815
CITIC Pacific Ltd.	658,000	1,132,576
CNOOC Ltd.	1,892,000	2,510,428
CNOOC Ltd. sponsored ADR	200	26,630
CSPC Pharmaceutical Group Ltd.	330,000	278,386
Far East Horizon Ltd.	189,000	161,028
Fosun International Ltd.	174,500	243,706
Franshion Properties China Ltd.	448,000	131,533
Guangdong Investment Ltd.	272,000	365,116
Lenovo Group Ltd.	774,000	996,598
Poly Property Group Co. Ltd.	191,000	87,742
Shanghai Industrial Holdings Ltd.	47,000	138,854
Shenzhen Investment Ltd.	280,431	80,936
Sino-Ocean Land Holdings Ltd.	425,479	272,077
Sinotruk Hong Kong Ltd.	100,000	54,868
Yuexiu Property Co. Ltd.	760,000	147,708
TOTAL HONG KONG		20,344,515
Hungary - 0.2%
Magyar Telekom PLC (a)	46,744	60,680
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	5,679	228,288
OTP Bank PLC	23,403	310,612
Richter Gedeon PLC	16,709	227,235
TOTAL HUNGARY		826,815
India - 12.3%
ABB Ltd. India	6,669	137,834
ACC Ltd.	6,498	163,244
Adani Enterprises Ltd.	32,433	326,586
Adani Ports & Special Economic Zone	64,564	354,283
Adani Power Ltd. (a)	70,324	58,803
Aditya Birla Nuvo Ltd.	5,501	159,444
Ambuja Cements Ltd.	79,455	318,090
Ashok Leyland Ltd. (a)	86,216	91,014
Asian Paints India Ltd.	35,424	489,213
Aurobindo Pharma Ltd.	16,506	331,641
Axis Bank Ltd. (a)	105,685	1,008,020
Bajaj Auto Ltd. (a)	8,638	332,561
Bajaj Holdings & Investment Ltd. (a)	4,556	102,529
Bank of Baroda	38,370	122,444
Bank of India	18,538	79,311
Common Stocks - continued
	Shares	Value
India - continued
Bharat Electronics Ltd.	1,025	$ 55,052
Bharat Forge Ltd.	11,557	192,417
Bharat Heavy Electricals Ltd.	74,311	348,141
Bharat Petroleum Corp. Ltd. (a)	22,724	273,507
Bharti Airtel Ltd. (a)	152,916	919,812
Bharti Infratel Ltd.	56,885	331,008
Cadila Healthcare Ltd. (a)	6,173	163,096
Cairn India Ltd.	55,728	209,123
Canara Bank Ltd.	12,217	87,020
Castrol India Ltd.	15,143	115,709
Cipla Ltd.	40,940	458,398
Coal India Ltd.	76,663	444,135
Colgate-Palmolive (India)	4,088	123,410
Corporation Bank Ltd.	51,470	57,434
Crompton Greaves Ltd.	27,335	83,166
Cummins India Ltd.	9,505	136,501
Dabur India Ltd.	64,034	263,799
Divi's Laboratories Ltd. (a)	6,040	169,489
DLF Ltd. (a)	52,675	143,458
Dr. Reddy's Laboratories Ltd. (a)	10,082	521,243
Eicher Motors Ltd.	778	203,748
Essar Oil Ltd. (a)	23,101	41,238
Exide Industries Ltd.	29,170	87,325
GAIL India Ltd.	36,932	251,332
GlaxoSmithKline Consumer Healthcare Ltd.	1,322	119,806
GlaxoSmithKline Pharmaceuticals Ltd. (a)	2,825	154,418
Glenmark Pharmaceuticals Ltd.	13,699	158,697
GMR Infrastructure Ltd. (a)	201,120	62,297
Godrej Consumer Products Ltd.	15,135	258,552
Godrej Industries Ltd.	7	35
Godrej Industries Ltd. (a)	11,285	56,335
Grasim Industries Ltd.	1,387	92,632
Great Eastern Shipping Co. Ltd.	6,235	36,138
HCL Technologies Ltd.	31,492	907,568
HDFC Bank Ltd.	82,559	1,574,981
Hero Motocorp Ltd.	12,003	553,270
Hindalco Industries Ltd. (a)	102,042	228,983
Hindustan Petroleum Corp. Ltd. (a)	10,216	107,872
Hindustan Unilever Ltd.	86,188	1,295,599
Hindustan Zinc Ltd.	43,431	122,264
Housing Development Finance Corp. Ltd.	186,607	3,786,794
ICICI Bank Ltd. (a)	341,718	1,982,512
Common Stocks - continued
	Shares	Value
India - continued
IDBI Bank Ltd. (a)	42,525	$ 48,458
Idea Cellular Ltd. (a)	179,171	446,437
IDFC Ltd. (a)	55,030	159,064
Indian Oil Corp. Ltd. (a)	37,251	207,767
IndusInd Bank Ltd. (a)	17,361	252,920
Infosys Ltd.	113,445	3,893,966
ITC Ltd. (a)	229,966	1,362,006
Jaiprakash Associates Ltd. (a)	117,341	53,874
Jindal Steel & Power Ltd.	44,478	113,711
JSW Energy Ltd. (a)	51,316	99,945
JSW Steel Ltd.	15,107	237,589
Kotak Mahindra Bank Ltd.	36,956	785,553
Larsen & Toubro Ltd. (a)	27,145	741,935
Lupin Ltd.	9,167	239,888
Mahindra & Mahindra Financial Services Ltd.	33,690	138,593
Mahindra & Mahindra Ltd. (a)	36,509	742,805
Mangalore Refinery & Petrochemicals Ltd. (a)	35,260	33,556
Maruti Suzuki India Ltd. (a)	4,930	292,436
Motherson Sumi Systems Ltd.	25,909	187,970
Mphasis BFL Ltd.	12,284	71,830
Nestle India Ltd.	3,074	350,087
NHPC Ltd.	230,527	71,483
NMDC Ltd.	99,681	227,255
NTPC Ltd.	246,922	570,712
Oil & Natural Gas Corp. Ltd.	248,994	1,405,727
Oil India Ltd.	16,868	144,925
Oracle Finance Services Software Ltd. (a)	2,883	157,692
Oriental Bank of Commerce (a)	9,172	39,173
Piramal Enterprises Ltd. (a)	11,244	150,964
Power Finance Corp. Ltd.	38,453	184,354
Power Grid Corp. of India Ltd.	163,348	399,410
Punjab National Bank (a)	20,735	63,787
Ranbaxy Laboratories Ltd. (a)	15,452	174,428
Reliance Capital Ltd. (a)	15,503	121,112
Reliance Communication Ltd. (a)	122,444	156,851
Reliance Industries Ltd.	191,240	2,817,311
Reliance Infrastructure Ltd. (a)	17,255	140,941
Reliance Power Ltd. (a)	94,092	98,564
Rural Electrification Corp. Ltd.	41,393	221,704
Sesa Sterlite Ltd.	165,902	537,762
Shree Cement Ltd.	1,088	192,119
Shriram Transport Finance Co. Ltd.	14,942	274,362
Common Stocks - continued
	Shares	Value
India - continued
Siemens India Ltd.	11,802	$ 197,843
State Bank of India	184,984	918,716
Steel Authority of India Ltd.	138,059	171,445
Sun Pharmaceutical Industries Ltd. (a)	92,716	1,369,686
Sun TV Ltd.	9,789	64,177
Tata Chemicals Ltd. (a)	3,139	23,088
Tata Communications Ltd.	11,821	78,077
Tata Consultancy Services Ltd.	56,492	2,259,405
Tata Motors Ltd. (a)	115,306	1,085,909
Tata Power Co. Ltd. (a)	123,296	179,575
Tata Steel Ltd.	31,448	197,694
Tech Mahindra Ltd.	13,597	628,223
Titan Co. Ltd. (a)	14,520	104,274
Torrent Power Ltd. (a)	14,471	40,039
Ultratech Cemco Ltd. (a)	8,478	428,994
Union Bank of India	14,906	50,106
Unitech Ltd. (a)	170,540	50,937
United Breweries Ltd. (a)	8,594	134,579
United Spirits Ltd. (a)	7,244	403,723
Wipro Ltd.	60,022	585,164
Wockhardt Ltd.	3,787	73,552
Yes Bank Ltd.	24,565	340,537
Zee Entertainment Enterprises Ltd.	67,926	411,637
TOTAL INDIA		49,661,737
Indonesia - 2.8%
PT Adaro Energy Tbk	1,455,100	114,336
PT Aneka Tambang Tbk	427,100	35,714
PT Astra Agro Lestari Tbk	38,100	69,638
PT Astra International Tbk	2,405,000	1,480,894
PT Bank Central Asia Tbk	1,464,700	1,537,876
PT Bank Danamon Indonesia Tbk Series A	367,500	127,328
PT Bank Mandiri (Persero) Tbk	1,127,000	970,805
PT Bank Negara Indonesia (Persero) Tbk	906,800	444,313
PT Bank Rakyat Indonesia Tbk	1,290,900	1,181,149
PT Charoen Pokphand Indonesia Tbk	878,900	272,983
PT Global Mediacom Tbk	435,600	63,535
PT Gudang Garam Tbk	54,900	249,607
PT Indo Tambangraya Megah Tbk	38,000	50,071
PT Indocement Tunggal Prakarsa Tbk	156,100	281,369
PT Indofood CBP Sukses Makmur Tbk	132,900	151,549
PT Indofood Sukses Makmur Tbk	525,000	312,071
Common Stocks - continued
	Shares	Value
Indonesia - continued
PT Indosat Tbk (a)	101,000	$ 32,663
PT International Nickel Indonesia Tbk	245,700	66,589
PT Jasa Marga Tbk	227,500	128,725
PT Kalbe Farma Tbk	2,486,200	364,779
PT Media Nusantara Citra Tbk	584,500	131,507
PT Perusahaan Gas Negara Tbk Series B	1,269,400	504,290
PT Semen Gresik (Persero) Tbk	347,700	397,620
PT Surya Citra Media Tbk	681,400	182,915
PT Tambang Batubara Bukit Asam Tbk	96,200	85,977
PT Telkomunikasi Indonesia Tbk Series B	5,999,200	1,331,807
PT Tower Bersama Infrastructure Tbk	230,600	172,667
PT Unilever Indonesia Tbk	135,700	381,996
PT United Tractors Tbk	183,500	258,214
PT XL Axiata Tbk	316,500	119,514
TOTAL INDONESIA		11,502,501
Malaysia - 4.3%
AirAsia Bhd	142,100	109,515
Alliance Financial Group Bhd	123,900	162,993
AMMB Holdings Bhd	208,000	358,599
Astro Malaysia Holdings Bhd	185,300	148,864
Axiata Group Bhd	515,500	1,020,786
Berjaya Sports Toto Bhd	99,569	92,874
British American Tobacco (Malaysia) Bhd	16,700	303,367
Bumi Armada Bhd	404,700	133,784
Bumiputra-Commerce Holdings Bhd	627,766	949,760
DiGi.com Bhd	439,900	776,685
Felda Global Ventures Holdings Bhd	216,400	145,162
Gamuda Bhd	235,500	328,943
Genting Bhd	264,600	642,680
Genting Malaysia Bhd	346,700	386,972
Hong Leong Bank Bhd	68,900	265,534
Hong Leong Credit Bhd	26,000	120,768
IHH Healthcare Bhd	325,600	465,323
IJM Corp. Bhd	142,600	270,977
IOI Corp. Bhd	443,400	574,193
IOI Properties Group Sdn Bhd	263,293	149,018
KLCC Property Holdings Bhd	50,700	96,292
Kuala Lumpur Kepong Bhd	61,300	382,186
Lafarge Malaysia Bhd	51,000	139,190
Malayan Banking Bhd	570,264	1,368,081
Malaysia Airports Holdings Bhd	87,360	171,969
Common Stocks - continued
	Shares	Value
Malaysia - continued
Malaysia Marine and Heavy Engineering Sdn Bhd	32,800	$ 14,159
Maxis Bhd	307,300	599,619
MISC Bhd	174,700	372,816
MMC Corp. Bhd	101,500	67,616
Parkson Holdings Bhd	77,506	52,880
Petronas Chemicals Group Bhd	336,000	470,570
Petronas Dagangan Bhd	35,300	171,637
Petronas Gas Bhd	94,500	577,474
PPB Group Bhd	71,100	284,143
Public Bank Bhd	372,000	1,856,863
RHB Capital Bhd	96,013	215,629
SapuraKencana Petroleum Bhd	457,600	336,133
Sime Darby Bhd	373,918	967,940
SP Setia Bhd	90,572	87,201
Telekom Malaysia Bhd	126,493	243,167
Tenaga Nasional Bhd	164,000	653,668
UEM Land Holdings Bhd	170,200	59,299
UMW Holdings Bhd	81,900	245,806
YTL Corp. Bhd	631,286	303,894
YTL Power International Bhd	331,170	145,787
TOTAL MALAYSIA		17,290,816
Malta - 0.1%
Brait SA	37,367	246,821
Mexico - 5.1%
Alfa SA de CV Series A (a)	330,000	604,763
Alpek SA de CV (a)	31,800	35,344
America Movil S.A.B. de CV Series L	3,497,700	3,740,494
CEMEX S.A.B. de CV unit	1,459,952	1,296,372
Coca-Cola FEMSA S.A.B. de CV Series L	48,400	392,218
Compartamos S.A.B. de CV	134,600	254,303
Concentradora Fibra Danhos SA de CV	26,000	61,715
Controladora Commercial Mexicana S.A.B. de CV unit	52,400	159,198
Embotelladoras Arca S.A.B. de CV (a)	31,300	185,008
Fibra Uno Administracion SA de CV	264,600	797,887
Fomento Economico Mexicano S.A.B. de CV unit (a)	256,900	2,145,589
Genomma Lab Internacional SA de CV (a)	95,400	151,092
Gruma S.A.B. de CV Series B	20,000	216,632
Grupo Aeroportuario del Pacifico SA de CV Series B	42,300	279,658
Grupo Aeroportuario del Sureste SA de CV Series B (a)	27,500	359,548
Grupo Bimbo S.A.B. de CV Series A (a)	221,100	562,577
Grupo Carso SA de CV Series A1	57,100	249,778
Common Stocks - continued
	Shares	Value
Mexico - continued
Grupo Comercial Chedraui S.A.B. de CV (a)	36,100	$ 100,043
Grupo Elektra SA de CV (a)	4,125	155,286
Grupo Financiero Banorte S.A.B. de CV Series O	271,900	1,379,861
Grupo Financiero Inbursa S.A.B. de CV Series O	243,900	628,889
Grupo Financiero Santander Mexico S.A.B. de CV	182,200	385,805
Grupo Lala S.A.B. de CV	52,200	102,001
Grupo Mexico SA de CV Series B	466,707	1,232,658
Grupo Sanborns SA de CV	44,400	67,506
Grupo Televisa SA de CV (a)	313,900	2,043,036
Industrias Bachoco SA de CV Series B (a)	21,100	86,078
Industrias CH SA de CV (a)	20,700	84,764
Industrias Penoles SA de CV	14,990	295,890
Infraestructura Energetica Nova S.A.B. de CV	21,400	101,621
Kimberly-Clark de Mexico SA de CV Series A	101,900	197,824
Mexichem S.A.B. de CV (a)	128,727	356,909
Minera Frisco S.A.B. de CV (a)	56,600	74,160
OHL Mexico S.A.B. de CV (a)	92,800	176,196
Organizacion Soriana S.A.B. de CV Series B	27,400	63,868
Promotora y Operadora de Infraestructura S.A.B. de CV (a)	23,600	265,639
Wal-Mart de Mexico SA de CV Series V	669,500	1,293,040
TOTAL MEXICO		20,583,250
Morocco - 0.0%
Douja Promotion Groupe Addoha SA	14,643	47,967
Pakistan - 0.2%
Fauji Fertilizer Co. Ltd.	87,465	114,108
MCB Bank Ltd.	91,861	304,283
National Bank of Pakistan	84,162	58,342
Oil & Gas Development Co. Ltd.	71,317	148,829
Pakistan Petroleum Ltd.	38,913	65,630
TOTAL PAKISTAN		691,192
Peru - 0.1%
Compania de Minas Buenaventura SA	337	3,849
Compania de Minas Buenaventura SA sponsored ADR	23,292	265,995
TOTAL PERU		269,844
Philippines - 1.9%
Aboitiz Equity Ventures, Inc.	259,780	332,032
Aboitiz Power Corp.	201,900	202,589
Alliance Global Group, Inc.	479,300	270,262
Ayala Corp.	28,790	471,972
Common Stocks - continued
	Shares	Value
Philippines - continued
Ayala Land, Inc.	662,600	$ 538,394
Bank of the Philippine Islands (BPI)	187,362	418,657
BDO Unibank, Inc.	176,872	457,984
Bloomberry Resorts Corp. (a)	351,800	98,351
DMCI Holdings, Inc.	512,250	178,270
Emperador, Inc.	196,100	44,181
Globe Telecom, Inc.	3,585	141,179
GT Capital Holdings, Inc.	8,085	220,804
International Container Terminal Services, Inc.	99,160	254,843
JG Summit Holdings, Inc.	257,920	382,281
Jollibee Food Corp.	48,110	251,996
LT Group, Inc.	318,700	98,126
Manila Electric Co.	34,230	212,171
Metropolitan Bank & Trust Co.	142,125	305,462
Petron Corp.	243,400	50,118
Philippine Long Distance Telephone Co.	10,030	673,316
PNOC Energy Development Corp.	804,200	155,169
San Miguel Corp.	79,930	137,514
SM Investments Corp.	38,627	810,252
SM Prime Holdings, Inc.	921,000	386,222
Travellers International Hotel Group, Inc. (a)	159,600	25,245
Universal Robina Corp.	106,380	497,938
TOTAL PHILIPPINES		7,615,328
Poland - 1.7%
Alior Bank SA (a)	6,692	155,206
Bank Handlowy w Warszawie SA	3,666	107,147
Bank Millennium SA	45,980	92,984
Bank Polska Kasa Opieki SA	15,410	744,548
Bank Zachodni WBK SA	3,356	312,607
BRE Bank SA	1,490	188,676
Cyfrowy Polsat SA	25,463	163,761
ENEA SA	26,499	117,622
Energa SA	37,197	210,904
Eurocash SA	9,257	92,026
Getin Noble Bank SA (a)	140,913	75,712
ING Bank Slaski SA	4,007	145,999
Jastrzebska Spolka Weglowa SA (a)	3,819	21,860
KGHM Polska Miedz SA (Bearer)	16,152	459,430
LPP SA	147	298,048
Polish Oil & Gas Co. SA	203,395	240,532
Polska Grupa Energetyczna SA	87,693	460,514
Common Stocks - continued
	Shares	Value
Poland - continued
Polski Koncern Naftowy Orlen SA	37,666	$ 557,808
Powszechna Kasa Oszczednosci Bank SA	103,828	962,660
Powszechny Zaklad Ubezpieczen SA	6,772	922,528
Synthos SA	55,272	64,170
Tauron Polska Energia SA	132,702	179,145
Telekomunikacja Polska SA	76,437	184,708
TOTAL POLAND		6,758,595
Russia - 3.3%
Aeroflot - Russian Airlines (a)	37,268	20,674
E.ON Russia JSC (a)	1,563,223	56,657
Federal Grid Co. of Unified Energy System (a)	24,221,526	17,501
Gazprom OAO sponsored ADR (Reg. S)	631,636	2,558,126
Inter Rao Ues JSC (a)	1,805,649	18,934
LSR Group OJSC GDR (Reg. S)	19,286	30,858
LUKOIL Oil Co. sponsored ADR (United Kingdom)	56,065	2,208,961
Magnit OJSC GDR (Reg. S)	33,666	1,286,041
Magnitogorsk Iron & Steel Works OJSC sponsored GDR (Reg. S)	12,353	30,512
Megafon OJSC GDR	11,110	152,651
Mobile TeleSystems OJSC sponsored ADR	58,402	459,040
Moscow Exchange MICEX-RTS OAO	167,631	170,184
Norilsk Nickel OJSC ADR	57,505	948,833
NOVATEK OAO GDR (Reg. S)	13,647	955,290
Novolipetsk Steel OJSC GDR (Reg. S)	11,437	149,482
Pharmstandard OJSC unit (a)	3,498	27,634
PhosAgro OJSC GDR (Reg. S)	10,800	118,260
Rosneft Oil Co. OJSC GDR (Reg. S)	142,081	461,479
Rostelecom sponsored ADR	20,764	146,386
RusHydro JSC sponsored ADR	153,940	116,379
Russian Grids OAO (a)	1,422,195	8,517
Sberbank of Russia (a)	39,030	34,813
Sberbank of Russia sponsored ADR	315,222	1,167,898
Severstal GDR (Reg. S)	21,101	192,441
Sistema JSFC sponsored GDR	16,103	71,658
Surgutneftegas sponsored ADR	93,304	406,526
Tatneft OAO sponsored ADR	29,313	688,856
TMK OAO GDR (Reg. S)	4,086	10,419
Uralkali OJSC GDR (Reg. S)	23,958	298,277
VTB Bank OJSC sponsored GDR (Reg. S)	302,709	583,926
TOTAL RUSSIA		13,397,213
Common Stocks - continued
	Shares	Value
South Africa - 9.6%
Adcock Ingram Holdings Ltd. (a)	13,517	$ 49,960
Aeci Ltd.	14,099	150,895
African Bank Investments Ltd. (a)	116,009	0
African Rainbow Minerals Ltd.	10,700	107,604
Alexander Forbes Group Holding (a)	80,000	64,872
Anglo American Platinum Ltd. (a)	6,924	212,265
AngloGold Ashanti Ltd. (a)	46,990	569,937
ArcelorMittal South Africa Ltd. (a)	13,816	29,333
Aspen Pharmacare Holdings Ltd.	36,412	1,363,427
Assore Ltd.	3,184	43,716
Attacq Ltd. (a)	52,382	102,510
Aveng Ltd. (a)	35,748	54,806
AVI Ltd.	37,221	269,726
Barclays Africa Group Ltd.	39,026	663,459
Barloworld Ltd.	26,613	200,808
Bidvest Group Ltd.	38,472	1,061,773
Capital Property Fund	188,285	239,759
Capitec Bank Holdings Ltd.	5,966	195,602
Clicks Group Ltd.	27,399	211,757
Coronation Fund Managers Ltd.	31,515	278,910
DataTec Ltd.	20,360	102,015
Discovery Ltd.	35,996	354,537
Exxaro Resources Ltd.	15,027	133,146
FirstRand Ltd.	363,516	1,617,783
Foschini Ltd.	21,820	312,846
Fountainhead Property Trust	59,453	46,688
Gold Fields Ltd.	90,191	519,575
Grindrod Ltd.	49,591	77,290
Growthpoint Properties Ltd.	257,062	645,415
Harmony Gold Mining Co. Ltd. (a)	41,264	124,091
Illovo Sugar Ltd.	21,553	44,530
Impala Platinum Holdings Ltd. (a)	61,758	400,693
Imperial Holdings Ltd.	20,337	358,255
Investec Ltd.	29,958	250,934
JSE Ltd.	10,658	111,281
Kumba Iron Ore Ltd.	5,951	114,388
Liberty Holdings Ltd.	11,410	128,273
Life Healthcare Group Holdings Ltd.	115,776	430,854
Massmart Holdings Ltd.	12,448	177,177
Mediclinic International Ltd.	52,476	518,884
MMI Holdings Ltd.	125,881	338,291
Mondi Ltd.	14,153	254,317
Common Stocks - continued
	Shares	Value
South Africa - continued
Mr Price Group Ltd.	27,821	$ 630,144
MTN Group Ltd.	208,652	3,603,152
Murray & Roberts Holdings Ltd.	37,902	63,638
Nampak Ltd.	70,445	256,810
Naspers Ltd. Class N	42,958	6,197,203
Nedbank Group Ltd.	23,707	519,707
Netcare Ltd.	177,483	589,215
Northam Platinum Ltd. (a)	37,594	123,810
Omnia Holdings Ltd.	6,394	93,725
Pick 'n Pay Holdings Ltd.	33,275	68,370
Pick 'n Pay Stores Ltd.	27,514	135,616
Pretoria Portland Cement Co. Ltd.	51,403	94,197
PSG Group Ltd.	7,560	86,013
Remgro Ltd.	57,726	1,335,766
Reunert Ltd.	18,734	100,543
RMB Holdings Ltd.	81,738	461,664
Royal Bafokeng Holdings (Pty) Ltd. (a)	4,355	20,062
Sanlam Ltd.	209,566	1,256,085
Santam Ltd.	4,170	81,615
Sappi Ltd. (a)	64,211	263,637
Sasol Ltd.	65,578	2,368,677
Shoprite Holdings Ltd.	50,939	805,227
Sibanye Gold Ltd.	85,636	231,551
Spar Group Ltd.	20,904	329,756
Standard Bank Group Ltd.	144,332	1,905,937
Steinhoff International Holdings Ltd.	298,518	1,525,709
Sun International Ltd.	11,226	124,933
Telkom SA Ltd. (a)	36,786	219,831
Tiger Brands Ltd.	17,690	596,575
Tongaat Hulett Ltd.	12,684	173,972
Truworths International Ltd.	49,917	345,674
Vodacom Group Ltd.	39,487	453,364
Wilson Bayly Holmes-Ovcon Ltd.	6,556	67,933
Woolworths Holdings Ltd.	104,520	775,807
TOTAL SOUTH AFRICA		38,838,300
Taiwan - 14.0%
Acer, Inc. (a)	332,994	214,486
Advanced Semiconductor Engineering, Inc.	739,940	922,469
Advantech Co. Ltd.	39,784	294,924
Asia Cement Corp.	272,153	325,751
ASUSTeK Computer, Inc.	86,000	892,368
Common Stocks - continued
	Shares	Value
Taiwan - continued
AU Optronics Corp.	1,022,000	$ 551,651
Capital Securities Corp.	270,195	87,474
Catcher Technology Co. Ltd.	86,000	746,620
Cathay Financial Holding Co. Ltd.	942,641	1,340,174
Cathay Real Estate Development Co. Ltd.	85,000	44,867
Chang Hwa Commercial Bank	423,293	237,128
Cheng Shin Rubber Industry Co. Ltd.	216,937	519,148
Cheng Uei Precision Industries Co. Ltd.	47,109	82,502
Chicony Electronics Co. Ltd.	64,485	175,675
China Airlines Ltd. (a)	284,043	142,690
China Development Finance Holding Corp.	1,707,800	556,785
China Motor Co. Ltd.	89,000	75,824
China Steel Corp.	1,475,204	1,240,783
Chinatrust Financial Holding Co. Ltd.	1,774,516	1,117,570
Chunghwa Telecom Co. Ltd.	449,000	1,347,123
Compal Electronics, Inc.	489,000	354,018
Delta Electronics, Inc.	242,000	1,467,472
E.SUN Financial Holdings Co. Ltd.	806,952	492,840
EPISTAR Corp.	108,000	189,954
Eternal Materials Co. Ltd.	92,160	89,889
EVA Airways Corp. (a)	215,575	165,076
Evergreen Marine Corp. (Taiwan) (a)	194,000	137,229
Far Eastern International Bank	213,348	70,864
Far Eastern Textile Ltd.	471,907	471,539
Far EasTone Telecommunications Co. Ltd.	188,000	455,998
Feng Hsin Iron & Steel Co.	52,000	63,143
First Financial Holding Co. Ltd.	883,001	510,696
Formosa Chemicals & Fibre Corp.	524,760	1,114,827
Formosa Petrochemical Corp.	220,000	465,310
Formosa Plastics Corp.	584,520	1,400,430
Formosa Taffeta Co. Ltd.	126,000	126,317
Foxconn Technology Co. Ltd.	125,325	336,893
Fubon Financial Holding Co. Ltd.	866,334	1,362,902
Giant Manufacturing Co. Ltd.	34,000	294,616
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,509,041	4,110,990
Hotai Motor Co. Ltd.	49,000	699,007
HTC Corp. (a)	90,000	442,973
Hua Nan Financial Holdings Co. Ltd.	841,698	464,525
Innolux Corp.	1,084,347	518,638
Inotera Memories, Inc. (a)	299,000	424,427
Inventec Corp.	347,865	255,084
Largan Precision Co. Ltd.	12,000	990,707
Common Stocks - continued
	Shares	Value
Taiwan - continued
Lite-On Technology Corp.	250,010	$ 305,924
Macronix International Co. Ltd. (a)	381,101	81,947
MediaTek, Inc.	173,292	2,615,979
Mega Financial Holding Co. Ltd.	1,197,098	906,862
Nan Ya Plastics Corp.	680,860	1,358,162
Nan Ya Printed Circuit Board Corp. (a)	19,000	26,503
Novatek Microelectronics Corp.	69,000	376,803
Oriental Union Chemical Corp.	90,300	81,735
Pegatron Corp.	199,000	525,348
Pou Chen Corp.	317,000	431,006
President Chain Store Corp.	67,000	511,341
President Securities Corp.	85,500	43,313
Quanta Computer, Inc.	309,000	747,609
Realtek Semiconductor Corp.	55,401	166,767
Shin Kong Financial Holding Co. Ltd.	772,145	213,701
Siliconware Precision Industries Co. Ltd.	358,000	599,325
Sinopac Holdings Co.	1,046,338	422,761
Synnex Technology International Corp.	157,000	224,053
Taishin Financial Holdings Co. Ltd.	997,060	405,865
Taiwan Business Bank	491,937	141,767
Taiwan Cement Corp.	381,000	510,691
Taiwan Cooperative Financial Holding Co. Ltd.	750,243	384,148
Taiwan Fertilizer Co. Ltd.	88,000	152,213
Taiwan Glass Industry Corp.	137,475	99,194
Taiwan Mobile Co. Ltd.	196,900	644,584
Taiwan Secom Co.	34,390	88,761
Taiwan Semiconductor Manufacturing Co. Ltd.	2,846,000	12,425,553
TECO Electric & Machinery Co. Ltd.	210,000	194,626
Ton Yi Industrial Corp.	82,000	52,328
Transcend Information, Inc.	32,000	101,234
U-Ming Marine Transport Corp.	49,000	75,177
Unified-President Enterprises Corp.	551,676	872,727
Unimicron Technology Corp.	146,000	99,266
United Microelectronics Corp.	1,409,000	677,387
Vanguard International Semiconductor Corp.	98,000	164,801
Walsin Lihwa Corp. (a)	354,000	108,483
Wan Hai Lines Ltd.	138,000	145,306
Wistron Corp.	265,831	240,611
Yang Ming Marine Transport Corp. (a)	166,900	89,227
Yuanta Financial Holding Co. Ltd.	1,183,184	563,520
Yuen Foong Yu Paper Manufacturing Co.	120,000	49,105
Common Stocks - continued
	Shares	Value
Taiwan - continued
Yulon Motor Co. Ltd.	104,000	$ 150,785
Yulon Nissan Motor Co. Ltd.	2,000	18,355
TOTAL TAIWAN		56,487,229
Thailand - 3.0%
Advanced Info Service PCL	3,100	23,138
Advanced Info Service PCL (For. Reg.)	139,400	1,040,465
Airports of Thailand PCL (For. Reg.)	51,100	503,661
Bangkok Bank PCL (For. Reg.)	60,300	352,929
Bangkok Dusit Medical Services PCL (For. Reg.)	359,300	203,503
Bangkok Life Assurance PCL	50,940	80,718
Bank of Ayudhya PCL	207,900	432,109
Banpu PCL (For. Reg.)	118,600	87,901
BEC World PCL (For. Reg.)	113,400	178,089
Berli Jucker PCL (For. Reg)	45,400	55,606
Big C Supercenter PCL	22,800	167,305
Big C Supercenter PCL (For. Reg.)	16,900	124,011
BTS Group Holdings PCL	672,600	201,550
C.P. ALL PCL (For. Reg.)	518,300	655,913
Central Pattana PCL	19,700	26,826
Central Pattana PCL (For. Reg.)	149,700	203,847
Charoen Pokphand Foods PCL	24,200	18,591
Charoen Pokphand Foods PCL (For. Reg.)	345,100	265,113
Delta Electronics PCL (For. Reg.)	53,900	121,640
Electricity Generating PCL (For. Reg.)	26,400	130,947
Glow Energy PCL (For. Reg.)	47,000	130,263
Home Product Center PCL (For. Reg.)	427,512	106,214
Indorama Ventures PCL (For. Reg.)	155,100	103,065
Intouch Holdings PCL	50,700	124,649
Intouch Holdings PCL (For. Reg.)	129,600	318,628
IRPC PCL (For. Reg.)	1,107,200	115,410
Kasikornbank PCL (For. Reg.)	140,300	956,748
Krung Thai Bank PCL	38,800	26,832
Krung Thai Bank PCL (For. Reg.)	412,070	284,969
Land & House PCL	141,000	39,454
Land & House PCL (For. Reg.)	246,300	68,919
Minor International PCL (For. Reg.)	188,500	207,897
PTT Exploration and Production PCL (For. Reg.)	161,639	538,313
PTT Global Chemical PCL (For. Reg.)	194,839	335,855
PTT PCL	2,100	22,180
PTT PCL (For. Reg.)	99,600	1,051,950
Ratchaburi Electric Generating Holding PCL (For. Reg.)	46,300	84,682
Common Stocks - continued
	Shares	Value
Thailand - continued
Siam Cement PCL (For. Reg.)	36,100	$ 547,948
Siam City Cement PCL (For. Reg.)	8,200	107,000
Siam Commercial Bank PCL (For. Reg.)	188,400	1,030,976
Thai Airways International PCL (For. Reg.) (a)	82,000	38,219
Thai Oil PCL (For. Reg.)	93,000	145,170
Thai Union Frozen Products PCL (For. Reg.)	224,320	148,378
TMB PCL (For. Reg.)	2,686,400	253,847
Total Access Communication PCL	49,800	142,721
Total Access Communication PCL (For. Reg.)	30,100	86,263
True Corp. PCL (For. Reg.) (a)	904,248	374,277
TOTAL THAILAND		12,264,689
Turkey - 1.9%
Akbank T.A.S.	199,228	729,707
Anadolu Efes Biracilik Ve Malt Sanayii A/S (a)	23,165	203,592
Arcelik A/S	19,562	124,746
Aselsan A/S	11,566	56,263
Bim Birlesik Magazalar A/S JSC	26,238	530,916
Coca-Cola Icecek Sanayi A/S	7,325	147,919
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	237,214	311,269
Enka Insaat ve Sanayi A/S	48,528	98,393
Eregli Demir ve Celik Fabrikalari T.A.S.	160,757	289,143
Ford Otomotiv Sanayi A/S	8,739	121,638
Haci Omer Sabanci Holding A/S	96,129	406,710
Koc Holding A/S	74,663	389,140
Koza Altin Isletmeleri A/S	5,760	45,561
TAV Havalimanlari Holding A/S	17,227	128,870
Tofas Turk Otomobil Fabrikasi A/S	15,032	100,467
Tupras Turkiye Petrol Rafinelleri A/S	14,355	311,887
Turk Hava Yollari AO (a)	62,921	241,262
Turk Sise ve Cam Fabrikalari A/S	57,378	89,833
Turk Telekomunikasyon A/S	64,604	193,841
Turkcell Iletisim Hizmet A/S (a)	92,791	534,184
Turkiye Garanti Bankasi A/S	252,774	1,062,861
Turkiye Halk Bankasi A/S	74,185	479,141
Turkiye Is Bankasi A/S Series C	160,741	468,497
Turkiye Vakiflar Bankasi TAO	131,946	308,519
Ulker Biskuvi Sanayi A/S	17,856	141,604
Yapi ve Kredi Bankasi A/S	108,256	225,248
TOTAL TURKEY		7,741,211
Common Stocks - continued
	Shares	Value
United Arab Emirates - 0.9%
Abu Dhabi Commercial Bank PJSC (a)	229,298	$ 431,996
Air Arabia PJSC (a)	285,204	128,895
Aldar Properties PJSC (a)	365,320	235,719
Arabtec Holding Co. (a)	228,454	180,372
Dana Gas PJSC (a)	372,114	46,602
Deyaar Development PJSC (a)	135,258	27,987
DP World Ltd.	19,306	379,363
Dubai Financial Market PJSC (a)	174,298	90,161
Dubai Investments Ltd. (a)	80,162	47,577
Dubai Islamic Bank Pakistan Ltd. (a)	117,568	208,694
Emaar Malls Group PJSC (a)	240,120	181,738
Emaar Properties PJSC	421,427	768,724
First Gulf Bank PJSC	119,270	552,018
Union National Bank (a)	128,377	202,716
Union Properties Ltd. (a)	81,922	23,865
Waha Capital PJSC (a)	123,002	106,491
TOTAL UNITED ARAB EMIRATES		3,612,918
TOTAL COMMON STOCKS (Cost $377,238,976)		381,598,635
Nonconvertible Preferred Stocks - 4.1%

Brazil - 3.6%
AES Tiete SA (PN) (non-vtg.)	9,400	58,013
Banco Bradesco SA (PN)	247,640	3,112,978
Bradespar SA (PN)	27,000	116,825
Braskem SA (PN-A)	15,400	71,454
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	24,800	56,749
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)	17,100	567,823
Companhia de Gas de Sao Paulo	1,000	16,696
Companhia de Transmissao de Energia Eletrica Paulista (PN)	4,299	62,853
Companhia Energetica de Minas Gerais (CEMIG) (PN)	75,695	335,983
Companhia Energetica de Sao Paulo Series B	20,900	183,510
Companhia Paranaense de Energia-Copel (PN-B)	8,900	103,486
Gerdau SA (PN)	86,800	294,698
Itau Unibanco Holding SA	329,231	4,036,784
Itausa-Investimentos Itau SA (PN)	379,822	1,293,794
Lojas Americanas SA (PN)	57,170	331,312
Metalurgica Gerdau SA (PN)	28,600	104,882
Oi SA (PN) (a)	33,790	62,839
Nonconvertible Preferred Stocks - continued
	Shares	Value
Brazil - continued
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	509,800	$ 1,554,147
Suzano Papel e Celulose SA	32,200	130,444
Telefonica Brasil SA	35,100	651,441
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.) (a)	39,200	48,941
Vale SA (PN-A)	230,000	1,418,615
TOTAL BRAZIL		14,614,267
Chile - 0.1%
Embotelladora Andina SA Class B	23,994	67,584
Sociedad Quimica y Minera de Chile SA (PN-B)	10,662	255,452
TOTAL CHILE		323,036
Colombia - 0.3%
BanColombia SA (PN)	53,728	635,928
Grupo Aval Acciones y Valores SA	420,429	221,414
Grupo de Inversiones Suramerica SA	13,195	188,191
TOTAL COLOMBIA		1,045,533
Russia - 0.1%
AK Transneft OAO (a)	181	372,500
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $23,640,040)		16,355,336
Government Obligations - 0.2%
Principal Amount
United States of America - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.05% 3/5/15 (f) (Cost $999,953)	$ 1,000,000	999,991
Money Market Funds - 2.4%
	Shares	Value
Fidelity Cash Central Fund, 0.13% (b)	7,396,969	$ 7,396,969
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	2,402,029	2,402,029
TOTAL MONEY MARKET FUNDS (Cost $9,798,998)		9,798,998
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $411,677,967)		408,752,960
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(4,784,498)
NET ASSETS - 100%		$ 403,968,462
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
137 NYSE E-mini MSCI Emerging Markets Index Contracts (United States)	March 2015	$ 6,517,775	$ 220,487

The face value of futures purchased as a percentage of net assets is 1.6%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $97,811 or 0.0% of net assets.

(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $526,995.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,831
Fidelity Securities Lending Cash Central Fund	29,118
Total	$ 31,949
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of January 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 31,719,348	$ 5,809,396	$ 25,895,322	$ 14,630
Consumer Staples	33,126,861	17,261,658	15,865,203	-
Energy	35,828,021	14,170,856	21,657,165	-
Financials	125,034,296	34,034,837	90,533,509	465,950
Health Care	10,636,280	666,192	9,970,088	-
Industrials	27,335,207	6,237,931	21,097,276	-
Information Technology	54,551,012	1,482,860	53,068,152	-
Materials	31,032,697	11,663,896	19,368,801	-
Telecommunication Services	33,462,585	6,644,391	26,818,194	-
Utilities	15,227,664	5,817,606	9,317,286	92,772
Government Obligations	999,991	-	999,991	-
Money Market Funds	9,798,998	9,798,998	-	-
Total Investments in Securities:	$ 408,752,960	$ 113,588,621	$ 294,590,987	$ 573,352
Derivative Instruments:
Assets
Futures Contracts	$ 220,487	$ 220,487	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 29,335,061
Level 2 to Level 1	$ 119,386
Income Tax Information

At January 31, 2015, the cost of investment securities for income tax purposes was $413,491,333. Net unrealized depreciation aggregated $4,738,373, of which $47,913,213 related to appreciated investment securities and $52,651,586 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan ® Global ex U.S. Index Fund

January 31, 2015

1.929354.103

GUX-QTLY-0315

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.7%
	Shares	Value
Australia - 5.0%
AGL Energy Ltd.	28,137	$ 308,869
ALS Ltd.	17,797	67,200
Alumina Ltd. (a)	110,110	164,814
Amcor Ltd.	49,370	487,935
AMP Ltd.	121,796	543,164
APA Group unit	46,057	290,333
Asciano Ltd.	42,613	198,395
ASX Ltd.	8,458	249,982
Aurizon Holdings Ltd.	87,298	333,820
Australia & New Zealand Banking Group Ltd.	114,595	2,925,323
Bank of Queensland Ltd.	14,285	138,376
Bendigo & Adelaide Bank Ltd.	17,846	184,814
BHP Billiton Ltd.	133,837	3,086,917
Boral Ltd.	32,923	142,495
Brambles Ltd.	66,063	541,227
Caltex Australia Ltd.	5,354	138,563
Coca-Cola Amatil Ltd.	24,774	185,950
Cochlear Ltd.	2,329	149,693
Commonwealth Bank of Australia	67,381	4,659,065
Computershare Ltd.	19,440	174,668
Crown Ltd.	15,098	158,638
CSL Ltd.	19,789	1,346,712
DEXUS Property Group unit	37,600	224,550
Federation Centres unit	58,790	137,891
Flight Centre Travel Group Ltd.	2,316	67,607
Fortescue Metals Group Ltd. (d)	63,386	114,937
Goodman Group unit	73,331	347,636
Harvey Norman Holdings Ltd.	21,817	66,635
Healthscope Ltd. (a)	48,978	102,445
Iluka Resources Ltd.	18,726	101,694
Incitec Pivot Ltd.	65,784	183,480
Insurance Australia Group Ltd.	97,882	484,882
Leighton Holdings Ltd.	3,883	61,792
Lend Lease Group unit	22,713	292,762
Macquarie Group Ltd.	11,985	574,461
Medibank Private Ltd. (a)	110,000	202,385
Metcash Ltd.	36,173	40,835
Mirvac Group unit	155,834	233,085
National Australia Bank Ltd.	98,413	2,714,078
Newcrest Mining Ltd. (a)	31,538	340,531
Novion Property Group unit	90,647	162,656
Orica Ltd.	15,559	218,399
Common Stocks - continued
	Shares	Value
Australia - continued
Origin Energy Ltd.	46,246	$ 381,614
Qantas Airways Ltd. (a)	33,760	68,029
QBE Insurance Group Ltd.	56,402	462,377
Ramsay Health Care Ltd.	5,452	250,895
realestate.com.au Ltd.	1,949	74,553
Rio Tinto Ltd.	18,289	815,545
Santos Ltd.	39,104	238,066
Scentre Group unit	223,373	656,332
SEEK Ltd.	12,614	173,600
Sonic Healthcare Ltd.	16,414	239,630
SP AusNet unit	67,103	72,836
Stockland Corp. Ltd. unit	98,483	334,014
Suncorp Group Ltd.	53,847	613,521
Sydney Airport unit	45,673	176,491
Tabcorp Holdings Ltd.	32,028	113,205
Tatts Group Ltd.	59,355	177,632
Telstra Corp. Ltd.	181,247	914,208
The GPT Group unit	67,767	237,605
Toll Holdings Ltd.	27,857	133,213
TPG Telecom Ltd.	11,850	61,289
Transurban Group unit	76,813	549,336
Treasury Wine Estates Ltd.	25,954	98,673
Wesfarmers Ltd.	46,863	1,582,933
Westfield Corp. unit	80,762	616,066
Westpac Banking Corp.	129,285	3,455,280
Woodside Petroleum Ltd.	30,893	820,487
Woolworths Ltd.	52,588	1,294,125
WorleyParsons Ltd.	7,968	59,282
TOTAL AUSTRALIA		37,820,531
Austria - 0.1%
Andritz AG	2,942	159,574
Erste Group Bank AG	11,439	248,504
IMMOFINANZ Immobilien Anlagen AG (a)	39,165	89,575
OMV AG	5,963	148,746
Raiffeisen International Bank-Holding AG	4,537	53,319
Vienna Insurance Group AG	1,598	67,923
Voestalpine AG	4,913	175,156
TOTAL AUSTRIA		942,797
Bailiwick of Guernsey - 0.1%
Friends Life Group Ltd.	60,436	362,658
Common Stocks - continued
	Shares	Value
Bailiwick of Jersey - 0.9%
Experian PLC	41,317	$ 729,977
Glencore Xstrata PLC	442,247	1,657,954
Petrofac Ltd.	11,682	124,224
Randgold Resources Ltd.	3,673	315,252
Shire PLC	24,526	1,790,100
Wolseley PLC	11,133	647,600
WPP PLC	54,884	1,206,930
TOTAL BAILIWICK OF JERSEY		6,472,037
Belgium - 0.9%
Ageas	9,193	315,071
Anheuser-Busch InBev SA NV	33,374	4,070,499
Belgacom SA	6,226	232,132
Colruyt NV	2,743	126,665
Delhaize Group SA	4,223	351,296
Groupe Bruxelles Lambert SA	3,434	284,939
KBC Groupe SA (a)	10,545	568,565
Solvay SA Class A	2,392	327,328
Telenet Group Holding NV (a)	2,140	118,988
UCB SA	5,250	409,165
Umicore SA	4,461	186,943
TOTAL BELGIUM		6,991,591
Bermuda - 0.4%
Alibaba Health Information Technology Ltd. (a)	96,000	63,096
Alibaba Pictures Group Ltd. (a)	190,000	37,469
Apollo Solar Energy Technology Holdings Ltd. (d)	530,000	246,212
Beijing Enterprises Water Group Ltd.	184,000	120,801
Brilliance China Automotive Holdings Ltd.	120,000	220,107
Cheung Kong Infrastructure Holdings Ltd.	26,000	213,389
China Gas Holdings Ltd.	84,000	129,826
China Resources Gas Group Ltd.	38,000	92,491
Cosco Pacific Ltd.	72,707	105,213
Credicorp Ltd. (United States)	2,780	400,654
First Pacific Co. Ltd.	98,852	99,929
GOME Electrical Appliances Holdings Ltd.	391,104	53,837
Haier Electronics Group Co. Ltd.	45,000	120,847
Kerry Properties Ltd.	29,500	104,240
Kunlun Energy Co. Ltd.	142,000	147,852
Li & Fung Ltd.	238,000	235,531
Nine Dragons Paper (Holdings) Ltd.	67,000	49,217
Noble Group Ltd.	178,131	139,342
Common Stocks - continued
	Shares	Value
Bermuda - continued
NWS Holdings Ltd.	60,580	$ 112,433
Seadrill Ltd.	16,022	170,778
Shangri-La Asia Ltd.	52,000	67,502
Sihuan Pharmaceutical Holdings Group Ltd.	161,000	103,645
Yue Yuen Industrial (Holdings) Ltd.	32,000	119,074
TOTAL BERMUDA		3,153,485
Brazil - 1.1%
Ambev SA	195,800	1,286,482
B2W Companhia Global do Varejo (a)	3,900	33,139
Banco Bradesco SA	26,450	330,225
Banco do Brasil SA	36,500	281,036
Banco Santander SA (Brasil) unit	34,900	161,932
BB Seguridade Participacoes SA	29,600	324,323
BM&F BOVESPA SA	73,500	249,269
BR Malls Participacoes SA	18,300	103,870
Brasil Foods SA	27,100	650,218
CCR SA	38,100	216,964
Centrais Eletricas Brasileiras SA (Electrobras)	10,800	20,648
Cetip SA - Mercados Organizado	8,404	107,898
Cielo SA	29,164	434,756
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	15,600	77,324
Companhia Siderurgica Nacional SA (CSN)	25,300	39,224
Cosan Logistica SA (a)	3,900	3,183
Cosan SA Industria e Comercio	5,800	53,023
CPFL Energia SA	9,700	60,877
Cyrela Brazil Realty SA	9,300	37,467
Drogasil SA (a)	8,500	81,888
Duratex SA	9,944	27,535
Ecorodovias Infraestrutura e Logistica SA	8,100	31,304
Embraer SA	28,400	251,268
Energias do Brasil SA	10,900	35,179
Estacio Participacoes SA	12,000	74,641
Fibria Celulose SA (a)	10,400	125,191
Hypermarcas SA (a)	13,900	94,437
JBS SA	28,400	121,083
Klabin SA unit	20,400	104,081
Kroton Educacional SA	64,752	296,823
Localiza Rent A Car SA	5,680	73,878
Lojas Americanas SA	7,875	34,485
Lojas Renner SA	5,400	141,880
Common Stocks - continued
	Shares	Value
Brazil - continued
M. Dias Branco SA	1,600	$ 49,373
Multiplan Empreendimentos Imobiliarios SA (a)	3,100	55,675
Natura Cosmeticos SA	6,900	80,617
Odontoprev SA	7,700	29,644
Petroleo Brasileiro SA - Petrobras (ON)	129,100	386,831
Porto Seguro SA	4,700	47,469
Qualicorp SA (a)	7,700	76,189
Souza Cruz SA	15,200	127,401
Sul America SA unit	6,553	27,865
Terna Participacoes SA unit	2,800	20,474
TIM Participacoes SA	33,300	146,938
Totvs SA	4,300	53,797
Tractebel Energia SA	6,300	73,114
Ultrapar Participacoes SA	15,300	302,208
Vale SA	51,500	357,184
Via Varejo SA unit (a)	5,800	38,152
Weg SA	11,200	133,569
TOTAL BRAZIL		7,972,031
Canada - 6.7%
Agnico Eagle Mines Ltd. (Canada)	8,779	295,973
Agrium, Inc.	6,047	645,150
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	17,525	686,684
AltaGas Ltd.	5,384	181,938
ARC Resources Ltd.	13,477	243,937
ATCO Ltd. Class I (non-vtg.)	3,049	118,030
Bank of Montreal	26,878	1,542,624
Bank of Nova Scotia	50,648	2,433,751
Barrick Gold Corp.	48,627	621,853
Baytex Energy Corp.	6,320	98,080
BCE, Inc.	11,584	532,023
BlackBerry Ltd. (a)	21,276	215,951
Bombardier, Inc. Class B (sub. vtg.)	56,334	128,566
Brookfield Asset Management, Inc. Class A	23,027	1,173,368
CAE, Inc.	10,661	131,301
Cameco Corp.	16,060	225,980
Canadian Imperial Bank of Commerce	16,540	1,147,790
Canadian National Railway Co.	34,111	2,247,401
Canadian Natural Resources Ltd.	45,490	1,318,841
Canadian Oil Sands Ltd.	20,060	123,925
Canadian Pacific Railway Ltd.	7,186	1,252,446
Canadian Tire Ltd. Class A (non-vtg.)	3,112	287,003
Common Stocks - continued
	Shares	Value
Canada - continued
Canadian Utilities Ltd. Class A (non-vtg.)	5,013	$ 166,206
Catamaran Corp. (a)	8,600	429,425
Cenovus Energy, Inc.	31,683	600,149
CGI Group, Inc. Class A (sub. vtg.) (a)	9,530	377,615
CI Financial Corp.	9,833	250,719
Constellation Software, Inc.	758	210,029
Crescent Point Energy Corp.	17,146	407,499
Dollarama, Inc.	5,106	242,502
Eldorado Gold Corp.	28,149	135,129
Empire Co. Ltd. Class A (non-vtg.)	2,368	172,377
Enbridge, Inc.	35,195	1,704,771
Encana Corp.	31,068	379,945
Enerplus Corp.	8,125	78,839
Fairfax Financial Holdings Ltd. (sub. vtg.)	858	455,772
Finning International, Inc.	6,738	111,089
First Capital Realty, Inc.	4,208	64,642
First Quantum Minerals Ltd.	24,085	219,678
Fortis, Inc.	11,257	371,276
Franco-Nevada Corp.	6,446	371,988
George Weston Ltd.	2,174	172,319
Gildan Activewear, Inc.	4,883	285,056
Goldcorp, Inc.	33,447	807,813
Great-West Lifeco, Inc.	12,541	317,892
H&R REIT/H&R Finance Trust	5,557	106,793
Husky Energy, Inc.	14,750	317,473
IGM Financial, Inc.	4,468	153,340
Imperial Oil Ltd.	12,596	468,273
Industrial Alliance Insurance and Financial Services, Inc.	4,159	132,426
Intact Financial Corp.	5,439	363,485
Inter Pipeline Ltd.	13,660	355,179
Keyera Corp.	3,376	199,260
Kinross Gold Corp. (a)	44,425	150,682
Loblaw Companies Ltd.	9,316	462,831
Magna International, Inc. Class A (sub. vtg.)	8,846	849,932
Manulife Financial Corp.	77,513	1,243,185
MEG Energy Corp. (a)	6,439	98,204
Methanex Corp.	4,121	182,132
Metro, Inc. Class A (sub. vtg.)	3,618	286,319
National Bank of Canada	13,804	480,267
New Gold, Inc. (a)	20,473	89,742
Onex Corp. (sub. vtg.)	3,750	205,841
Open Text Corp.	4,923	279,178
Common Stocks - continued
	Shares	Value
Canada - continued
Pacific Rubiales Energy Corp.	12,240	$ 28,416
Paramount Resources Ltd. Class A (a)	2,100	47,117
Pembina Pipeline Corp.	13,895	431,711
Penn West Petroleum Ltd.	17,783	26,870
Peyto Exploration & Development Corp.	6,335	160,033
Potash Corp. of Saskatchewan, Inc.	34,553	1,257,906
Power Corp. of Canada (sub. vtg.)	15,701	378,593
Power Financial Corp.	10,099	272,523
PrairieSky Royalty Ltd.	5,000	107,697
Restaurant Brands International, Inc. (a)	7,558	292,875
Restaurant Brands International, Inc. (a)	304	11,759
RioCan (REIT)	6,586	152,587
Rogers Communications, Inc. Class B (non-vtg.)	14,948	531,479
Royal Bank of Canada	59,937	3,383,867
Saputo, Inc.	10,733	308,636
Shaw Communications, Inc. Class B	16,690	385,366
Silver Wheaton Corp.	15,075	346,297
SNC-Lavalin Group, Inc.	6,070	200,868
Sun Life Financial, Inc.	25,564	781,787
Suncor Energy, Inc.	61,009	1,819,659
Talisman Energy, Inc.	43,385	327,086
Teck Resources Ltd. Class B (sub. vtg.)	24,211	313,426
TELUS Corp.	8,618	295,631
The Toronto-Dominion Bank	76,605	3,050,455
Thomson Reuters Corp.	14,853	569,947
Tourmaline Oil Corp. (a)	7,099	195,199
TransAlta Corp.	10,294	90,084
TransCanada Corp.	29,451	1,310,427
Turquoise Hill Resources Ltd. (a)	31,312	90,927
Valeant Pharmaceuticals International (Canada) (a)	13,272	2,122,037
Vermilion Energy, Inc.	4,549	200,368
Yamana Gold, Inc.	36,589	151,458
TOTAL CANADA		50,052,978
Cayman Islands - 1.1%
AAC Technology Holdings, Inc.	30,000	191,721
Anta Sports Products Ltd.	37,000	65,030
ASM Pacific Technology Ltd.	10,000	90,400
Belle International Holdings Ltd.	186,000	210,540
Chailease Holding Co. Ltd.	39,900	93,499
China Huishan Dairy Hld Co. Ltd. (d)	261,000	41,721
China Medical System Holdings Ltd.	40,000	69,185
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
China Mengniu Dairy Co. Ltd.	56,000	$ 255,167
China Resources Cement Holdings Ltd.	78,198	46,406
China Resources Land Ltd.	82,000	209,775
China Resources Land Ltd. rights 1/30/15 (a)	18,222	4,395
China State Construction International Holdings Ltd.	74,000	113,432
Country Garden Holdings Co. Ltd.	223,644	89,112
ENN Energy Holdings Ltd.	32,000	189,160
Evergrande Real Estate Group Ltd. (d)	266,000	110,410
GCL-Poly Energy Holdings Ltd. (a)	415,000	90,111
Geely Automobile Holdings Ltd.	230,000	94,228
Haitian International Holdings Ltd.	26,000	50,408
Hengan International Group Co. Ltd.	30,500	362,039
Intime Department Store Group Co. Ltd.	48,000	29,522
Kingboard Chemical Holdings Ltd.	31,400	50,784
Kingsoft Corp. Ltd.	27,000	64,343
Lee & Man Paper Manufacturing Ltd.	47,000	24,677
Longfor Properties Co. Ltd.	61,500	80,795
MGM China Holdings Ltd.	43,600	105,610
New World China Land Ltd.	106,000	65,999
Sands China Ltd.	100,000	486,835
Semiconductor Manufacturing International Corp. (a)	900,000	78,011
Shenzhou International Group Holdings Ltd.	26,000	94,472
Shimao Property Holdings Ltd.	57,000	119,643
Shui On Land Ltd.	193,003	43,447
Sino Biopharmaceutical Ltd.	116,000	115,883
SOHO China Ltd.	75,500	52,434
Tencent Holdings Ltd.	214,500	3,617,876
Tingyi (Cayman Islands) Holding Corp.	84,000	206,902
TPK Holding Co. Ltd.	11,295	72,648
Uni-President China Holdings Ltd.	60,605	51,959
Want Want China Holdings Ltd.	244,000	292,194
WH Group Ltd. (a)	150,000	84,867
Wynn Macau Ltd.	67,200	186,087
Zhen Ding Technology Holding Ltd.	11,302	31,451
TOTAL CAYMAN ISLANDS		8,333,178
Chile - 0.3%
AES Gener SA	106,039	55,230
Aguas Andinas SA	97,664	56,263
Banco de Chile	1,055,249	116,254
Banco de Credito e Inversiones	1,205	50,780
Banco Santander Chile	2,522,728	120,566
Common Stocks - continued
	Shares	Value
Chile - continued
CAP SA	3,258	$ 7,970
Cencosud SA	51,743	126,675
Colbun SA	332,671	91,099
Compania Cervecerias Unidas SA	5,512	50,653
Compania de Petroleos de Chile SA (COPEC)	20,560	233,644
CorpBanca SA	5,160,356	57,013
Empresa Nacional de Electricidad SA	130,835	187,565
Empresa Nacional de Telecomunicaciones SA (ENTEL)	4,791	45,371
Empresas CMPC SA	53,944	135,290
Enersis SA	839,307	259,020
LATAM Airlines Group SA (a)	14,275	150,280
S.A.C.I. Falabella	41,926	275,876
Vina Concha y Toro SA	22,404	40,842
TOTAL CHILE		2,060,391
China - 2.5%
Agricultural Bank of China Ltd. (H Shares)	903,000	440,947
Air China Ltd. (H Shares)	70,000	67,159
Aluminum Corp. of China Ltd. (H Shares) (a)	158,000	71,332
Anhui Conch Cement Co. Ltd. (H Shares)	52,500	175,748
AviChina Industry & Technology Co. Ltd. (H Shares)	92,000	59,444
Bank Communications Co. Ltd. (H Shares)	366,000	307,261
Bank of China Ltd. (H Shares)	3,307,000	1,846,162
BBMG Corp. (H Shares)	44,000	38,506
Beijing Capital International Airport Co. Ltd. (H Shares)	58,000	55,108
BYD Co. Ltd. (H Shares) (d)	24,000	87,163
CGN Power Co. Ltd.	200,000	84,199
China Cinda Asset Mngmt Co. Ltd. (H Shares) (a)	205,000	96,965
China CITIC Bank Corp. Ltd. (H Shares)	348,000	257,341
China CNR Corp. Ltd. (H Shares) (a)	70,000	89,642
China Coal Energy Co. Ltd. (H Shares) (d)	156,000	85,940
China Communications Construction Co. Ltd. (H Shares)	178,000	193,376
China Communications Services Corp. Ltd. (H Shares)	110,000	49,534
China Construction Bank Corp. (H Shares)	3,009,000	2,408,647
China Cosco Holdings Co. Ltd. (H Shares) (a)	117,000	57,832
China Everbright Bank Co. Ltd. (H Shares)	100,000	53,295
China Galaxy Securities Co. Ltd. (H Shares)	70,000	74,533
China International Marine Containers (Group) Ltd. (H Shares)	16,700	32,069
China Life Insurance Co. Ltd. (H Shares)	310,000	1,201,279
China Longyuan Power Grid Corp. Ltd. (H Shares)	125,000	134,160
China Merchants Bank Co. Ltd. (H Shares)	192,251	429,104
China Minsheng Banking Corp. Ltd. (H Shares)	256,500	311,356
Common Stocks - continued
	Shares	Value
China - continued
China National Building Materials Co. Ltd. (H Shares)	116,000	$ 111,514
China Oilfield Services Ltd. (H Shares)	78,000	128,300
China Pacific Insurance Group Co. Ltd. (H Shares)	110,600	531,517
China Petroleum & Chemical Corp. (H Shares)	1,064,000	841,877
China Railway Construction Corp. Ltd. (H Shares)	88,000	100,866
China Railway Group Ltd. (H Shares)	164,000	119,711
China Shenhua Energy Co. Ltd. (H Shares)	144,500	396,658
China Shipping Container Lines Co. Ltd. (H Shares) (a)	156,000	48,957
China Telecom Corp. Ltd. (H Shares)	564,000	333,542
China Vanke Co. Ltd. (H Shares) (a)(d)	55,500	120,261
Chongqing Changan Automobile Co. Ltd. (B Shares)	34,300	85,796
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)	97,000	59,375
CITIC Securities Co. Ltd. (H Shares)	45,000	144,574
CSR Corp. Ltd. (H Shares) (d)	78,000	94,356
Datang International Power Generation Co. Ltd. (H Shares)	104,000	56,861
Dongfeng Motor Group Co. Ltd. (H Shares)	120,000	173,549
Great Wall Motor Co. Ltd. (H Shares)	41,500	236,877
Guangzhou Automobile Group Co. Ltd. (H Shares)	102,000	92,485
Guangzhou R&F Properties Co. Ltd. (H Shares)	39,600	44,897
Haitong Securities Co. Ltd. (H Shares)	56,400	122,208
Huadian Power International Corp. Ltd. (H Shares)	60,000	54,266
Huaneng Power International, Inc. (H Shares)	152,000	212,753
Industrial & Commercial Bank of China Ltd. (H Shares)	3,072,000	2,190,727
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)	48,400	68,255
Jiangsu Expressway Co. Ltd. (H Shares)	50,000	62,059
Jiangxi Copper Co. Ltd. (H Shares)	57,000	92,776
New China Life Insurance Co. Ltd. (H Shares)	30,800	177,395
People's Insurance Co. of China Group (H Shares)	278,000	135,361
PetroChina Co. Ltd. (H Shares)	878,000	953,421
PICC Property & Casualty Co. Ltd. (H Shares)	151,289	295,062
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	108,500	1,149,984
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	88,000	69,050
Shanghai Electric Group Co. Ltd. (H Shares)	124,000	76,031
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. Class H	15,000	54,142
Shanghai Pharma Holding Co. Ltd. (H Shares)	24,300	52,620
Sinopec Engineering Group Co. Ltd. (H Shares) (e)	46,000	32,842
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)	147,000	42,546
Sinopharm Group Co. Ltd. (H Shares)	50,800	184,966
Sinotrans Ltd. (H Shares)	77,000	54,449
Tsingtao Brewery Co. Ltd. (H Shares)	14,000	93,694
Weichai Power Co. Ltd. (H Shares)	17,400	68,836
Yanzhou Coal Mining Co. Ltd. (H Shares) (d)	78,000	62,029
Common Stocks - continued
	Shares	Value
China - continued
Zhejiang Expressway Co. Ltd. (H Shares)	64,000	$ 81,444
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	23,000	128,305
Zijin Mining Group Co. Ltd. (H Shares)	240,000	73,082
ZTE Corp. (H Shares)	26,400	57,898
TOTAL CHINA		19,076,276
Colombia - 0.1%
Almacenes Exito SA	8,946	91,660
Cementos Argos SA	15,648	59,001
Cemex Latam Holdings SA (a)	6,935	43,258
Corporacion Financiera Colombiana SA	3,242	49,241
Corporacion Financiera Colombiana SA (RFD) (a)	145	2,257
Ecopetrol SA	213,160	170,790
Grupo de Inversiones Suramerica SA	10,233	148,462
Interconexion Electrica SA ESP	15,685	48,212
Inversiones Argos SA	13,005	98,710
Isagen SA	39,375	46,556
TOTAL COLOMBIA		758,147
Czech Republic - 0.0%
Ceske Energeticke Zavody A/S	6,605	154,890
Komercni Banka A/S	606	123,606
Telefonica Czech Rep A/S	2,853	25,240
TOTAL CZECH REPUBLIC		303,736
Denmark - 1.1%
A.P. Moller - Maersk A/S:
Series A	166	326,462
Series B	293	595,358
Carlsberg A/S Series B	4,511	332,253
Coloplast A/S Series B	4,585	362,422
Danske Bank A/S	26,577	690,574
DSV de Sammensluttede Vognmaend A/S	7,523	237,405
ISS Holdings A/S (a)	4,169	123,332
Novo Nordisk A/S Series B	83,470	3,720,317
Novozymes A/S Series B	9,936	454,033
Pandora A/S	4,895	351,392
TDC A/S	34,205	253,647
Tryg A/S	896	105,182
Vestas Wind Systems A/S (a)	9,089	356,805
William Demant Holding A/S (a)	886	67,262
TOTAL DENMARK		7,976,444
Common Stocks - continued
	Shares	Value
Egypt - 0.1%
Commercial International Bank SAE	21,861	$ 158,959
Commercial International Bank SAE sponsored GDR	14,156	101,357
Global Telecom Holding (a)	55,582	33,613
Global Telecom Holding GDR (a)	10,000	28,800
Talaat Moustafa Group Holding	38,829	58,934
Telecom Egypt SAE	12,964	20,753
TOTAL EGYPT		402,416
Finland - 0.6%
Elisa Corp. (A Shares)	5,930	157,940
Fortum Corp.	18,675	398,842
Kone Oyj (B Shares)	13,060	589,574
Metso Corp.	4,673	142,151
Neste Oil Oyj	5,227	144,710
Nokia Corp.	155,765	1,197,918
Nokian Tyres PLC (d)	4,674	115,615
Orion Oyj (B Shares)	4,356	143,780
Sampo Oyj (A Shares)	18,586	901,414
Stora Enso Oyj (R Shares)	23,145	225,185
UPM-Kymmene Corp.	22,606	398,243
Wartsila Corp.	6,011	279,373
TOTAL FINLAND		4,694,745
France - 6.4%
Accor SA	7,276	364,435
Aeroports de Paris	1,299	156,181
Air Liquide SA	6,973	882,503
Air Liquide SA	6,490	821,374
Alcatel-Lucent SA (a)	117,775	407,632
Alstom SA (a)	8,717	286,838
Arkema SA	2,707	194,241
Atos Origin SA	3,370	249,735
AXA SA	75,478	1,778,726
BIC SA	1,233	175,555
BNP Paribas SA	44,098	2,330,833
Bollore Group (a)	100	418
Bollore Group	23,200	100,119
Bouygues SA	7,416	265,271
Bureau Veritas SA	8,781	186,792
Cap Gemini SA	6,049	441,360
Carrefour SA	26,058	819,911
Casino Guichard Perrachon SA	2,403	219,186
Common Stocks - continued
	Shares	Value
France - continued
Christian Dior SA	2,297	$ 398,426
CNP Assurances	6,821	120,164
Compagnie de St. Gobain	18,972	813,157
Credit Agricole SA	42,952	512,780
Danone SA	24,062	1,614,821
Dassault Systemes SA	5,147	319,421
Edenred SA	8,256	238,083
EDF SA	4,735	128,922
EDF SA	4,600	125,246
EDF SA	648	17,643
Essilor International SA	8,508	952,463
Eurazeo SA	1,498	105,559
Eutelsat Communications	6,551	225,373
Fonciere des Regions	1,182	121,532
GDF Suez	60,028	1,337,979
Gecina SA	1,233	161,831
Groupe Eurotunnel SA	19,444	261,573
Hermes International SCA	1,067	362,256
ICADE	1,608	140,566
Iliad SA	1,094	254,476
Imerys SA	1,470	106,477
JCDecaux SA	2,953	106,730
Kering SA	3,168	642,223
Klepierre SA	7,277	343,804
L'Oreal SA	5,344	960,458
L'Oreal SA	597	107,297
L'Oreal SA	4,500	808,769
Lafarge SA (a)	449	30,853
Lafarge SA	3,400	233,632
Lafarge SA (Bearer)	3,846	264,279
Lagardere S.C.A. (Reg.)	4,745	130,186
Legrand SA	10,844	584,502
LVMH Moet Hennessy - Louis Vuitton SA	11,608	1,882,295
Michelin CGDE Series B	7,778	762,282
Natixis SA	36,764	234,803
Numericable Group SA (a)	4,203	219,422
Orange SA	77,052	1,355,582
Pernod Ricard SA	8,827	1,063,283
Peugeot Citroen SA (a)	16,259	236,181
Publicis Groupe SA	7,789	584,688
Remy Cointreau SA	1,007	74,636
Renault SA	8,053	620,704
Common Stocks - continued
	Shares	Value
France - continued
Rexel SA	12,068	$ 226,372
Safran SA	11,292	755,262
Sanofi SA	49,485	4,559,543
Schneider Electric SA	21,881	1,656,611
SCOR SE	6,483	202,668
Societe Generale Series A	30,185	1,222,298
Sodexo SA	1,000	99,587
Sodexo SA	1,442	143,604
Sodexo SA	512	50,988
Sodexo SA	1,068	106,359
Suez Environnement SA	11,847	218,277
Technip SA	4,151	244,616
Thales SA	3,834	202,757
Total SA	88,971	4,566,935
Unibail-Rodamco	4,067	1,149,387
Valeo SA	3,166	449,523
Vallourec SA	4,550	98,721
Veolia Environnement SA	17,287	316,683
VINCI SA	20,392	1,079,332
Vivendi SA	50,517	1,200,766
Wendel SA	1,329	149,351
Zodiac Aerospace	7,575	252,256
TOTAL FRANCE		48,198,363
Germany - 6.0%
adidas AG	8,764	605,984
Allianz SE	18,956	3,125,683
Axel Springer Verlag AG	1,720	106,062
BASF AG	38,220	3,433,494
Bayer AG	34,407	4,978,572
Bayerische Motoren Werke AG (BMW)	13,869	1,620,482
Beiersdorf AG	4,187	368,096
Brenntag AG	6,296	343,772
Celesio AG	1,885	55,914
Commerzbank AG (a)	39,690	478,546
Continental AG	4,573	1,037,115
Daimler AG (Germany)	40,064	3,643,516
Deutsche Annington Immobilien SE	10,123	352,321
Deutsche Bank AG	57,439	1,667,320
Deutsche Boerse AG	7,923	609,072
Deutsche Lufthansa AG	9,320	158,553
Deutsche Post AG	40,328	1,311,067
Common Stocks - continued
	Shares	Value
Germany - continued
Deutsche Telekom AG	131,990	$ 2,275,258
Deutsche Wohnen AG (Bearer)	11,764	306,278
E.ON AG	83,132	1,289,315
Fraport AG Frankfurt Airport Services Worldwide	1,528	93,618
Fresenius Medical Care AG & Co. KGaA	9,065	671,837
Fresenius SE & Co. KGaA	15,776	904,892
GEA Group AG	7,519	341,940
Hannover Reuck SE	2,562	229,984
HeidelbergCement Finance AG	5,845	431,033
Henkel AG & Co. KGaA	4,808	493,048
Hugo Boss AG (a)	1,824	235,792
Infineon Technologies AG	47,051	530,453
K&S AG	7,068	223,632
Kabel Deutschland Holding AG (a)	913	124,319
Lanxess AG	3,907	187,854
Linde AG	7,724	1,482,908
MAN SE	1,390	148,305
Merck KGaA	5,400	541,308
Metro AG	6,964	214,293
Muenchener Rueckversicherungs AG	7,157	1,439,559
OSRAM Licht AG	3,725	172,074
ProSiebenSat.1 Media AG	9,229	410,268
RWE AG	20,656	574,429
SAP AG	38,338	2,502,236
Siemens AG	32,995	3,485,489
Symrise AG	5,108	335,471
Telefonica Deutschland Holding AG	23,906	133,178
Thyssenkrupp AG	18,603	485,384
TUI AG (a)	7,801	134,888
TUI AG	10,000	176,732
TUI AG	1,268	22,479
United Internet AG	5,285	229,745
Volkswagen AG	1,231	274,242
TOTAL GERMANY		44,997,810
Greece - 0.1%
Alpha Bank AE (a)	150,441	55,079
EFG Eurobank Ergasias SA (a)	324,309	40,312
Folli Follie SA	1,374	41,129
Greek Organization of Football Prognostics SA	9,667	81,928
Hellenic Telecommunications Organization SA (a)	11,640	96,281
Jumbo SA	3,776	35,970
Common Stocks - continued
	Shares	Value
Greece - continued
National Bank of Greece SA (a)	59,066	$ 60,404
Piraeus Bank SA (a)	82,653	48,380
Public Power Corp. of Greece (a)	4,688	25,428
Titan Cement Co. SA (Reg.)	2,295	51,219
TOTAL GREECE		536,130
Hong Kong - 3.0%
AIA Group Ltd.	501,800	2,912,919
Bank of East Asia Ltd.	53,349	221,671
Beijing Enterprises Holdings Ltd.	22,500	171,777
BOC Hong Kong (Holdings) Ltd.	150,000	525,778
Cathay Pacific Airways Ltd.	46,000	107,324
Cheung Kong Holdings Ltd.	58,000	1,106,802
China Agri-Industries Holdings Ltd.	77,609	31,347
China Everbright International Ltd.	97,000	143,116
China Everbright Ltd.	34,000	73,528
China Merchants Holdings International Co. Ltd.	47,761	175,515
China Mobile Ltd.	254,500	3,336,110
China Overseas Land and Investment Ltd.	172,000	495,960
China Resources Enterprise Ltd.	50,000	109,468
China Resources Power Holdings Co. Ltd.	78,000	218,398
China South City Holdings Ltd.	90,000	29,440
China Taiping Insurance Group Ltd. (a)	45,377	139,572
China Unicom Ltd.	246,000	368,212
CITIC Pacific Ltd.	98,000	168,682
CLP Holdings Ltd.	77,500	691,887
CNOOC Ltd.	746,000	989,841
CSPC Pharmaceutical Group Ltd.	114,000	96,170
Far East Horizon Ltd.	46,000	39,192
Fosun International Ltd.	68,500	95,667
Franshion Properties China Ltd.	182,000	53,435
Galaxy Entertainment Group Ltd.	96,000	501,425
Guangdong Investment Ltd.	108,000	144,972
Hang Lung Properties Ltd.	90,000	264,629
Hang Seng Bank Ltd.	32,200	563,554
Henderson Land Development Co. Ltd.	44,574	317,760
HKT Trust/HKT Ltd. unit	106,860	139,703
Hong Kong & China Gas Co. Ltd.	266,182	609,547
Hong Kong Exchanges and Clearing Ltd.	46,239	1,064,197
Hutchison Whampoa Ltd.	89,000	1,177,842
Hysan Development Co. Ltd.	25,020	120,926
Lenovo Group Ltd.	270,000	347,650
Common Stocks - continued
	Shares	Value
Hong Kong - continued
Link (REIT)	95,547	$ 646,347
MTR Corp. Ltd.	59,020	261,461
New World Development Co. Ltd.	209,877	250,226
PCCW Ltd.	178,592	118,472
Power Assets Holdings Ltd.	58,000	606,634
Shanghai Industrial Holdings Ltd.	18,000	53,178
Sino Land Ltd.	130,945	218,979
Sino-Ocean Land Holdings Ltd.	137,091	87,664
SJM Holdings Ltd.	78,000	114,515
Sun Art Retail Group Ltd. (d)	94,000	84,856
Sun Hung Kai Properties Ltd.	67,781	1,102,954
Swire Pacific Ltd. (A Shares)	26,500	354,877
Swire Properties Ltd.	46,000	147,680
Techtronic Industries Co. Ltd.	60,000	195,946
Wharf Holdings Ltd.	63,000	510,378
Wheelock and Co. Ltd.	38,000	214,996
Yuexiu Property Co. Ltd.	282,000	54,807
TOTAL HONG KONG		22,577,986
Hungary - 0.0%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	1,888	75,895
OTP Bank PLC	8,907	118,216
Richter Gedeon PLC	5,293	71,982
TOTAL HUNGARY		266,093
India - 1.6%
ACC Ltd.	699	17,560
Adani Enterprises Ltd.	5,076	51,113
Adani Ports & Special Economic Zone	20,767	113,955
Aditya Birla Nuvo Ltd.	1,603	46,462
Ambuja Cements Ltd.	29,468	117,972
Apollo Hospitals Enterprise Ltd. (a)	3,275	69,226
Asian Paints India Ltd.	12,114	167,297
Aurobindo Pharma Ltd.	5,200	104,479
Bajaj Auto Ltd. (a)	3,626	139,600
Bharat Heavy Electricals Ltd.	22,473	105,284
Bharat Petroleum Corp. Ltd. (a)	6,682	80,425
Bharti Airtel Ltd. (a)	23,755	142,890
Cairn India Ltd.	18,736	70,308
Cipla Ltd.	13,113	146,824
Coal India Ltd.	18,705	108,364
Dabur India Ltd.	20,469	84,326
Common Stocks - continued
	Shares	Value
India - continued
Divi's Laboratories Ltd. (a)	1,841	$ 51,660
DLF Ltd. (a)	17,033	46,389
Dr. Reddy's Laboratories Ltd. (a)	4,656	240,717
GAIL India Ltd.	10,902	74,191
GlaxoSmithKline Consumer Healthcare Ltd.	360	32,625
Godrej Consumer Products Ltd.	4,245	72,517
HCL Technologies Ltd.	9,779	281,821
Hero Motocorp Ltd.	2,219	102,283
Hindalco Industries Ltd. (a)	44,119	99,004
Hindustan Unilever Ltd.	31,655	475,846
Housing Development Finance Corp. Ltd.	62,050	1,259,173
ICICI Bank Ltd. (a)	42,930	249,063
Idea Cellular Ltd. (a)	43,584	108,597
Infosys Ltd.	37,096	1,273,309
Infosys Ltd. sponsored ADR	1,200	40,896
ITC Ltd. (a)	93,328	552,748
Jaiprakash Associates Ltd. (a)	35,857	16,463
Jindal Steel & Power Ltd.	11,844	30,280
JSW Steel Ltd.	2,648	41,645
Larsen & Toubro Ltd. (a)	12,423	339,549
LIC Housing Finance Ltd.	11,034	84,942
Mahindra & Mahindra Financial Services Ltd.	11,836	48,691
Mahindra & Mahindra Ltd. (a)	13,404	272,715
Motherson Sumi Systems Ltd.	8,000	58,040
Nestle India Ltd.	985	112,178
NTPC Ltd.	61,895	143,058
Oil & Natural Gas Corp. Ltd.	31,263	176,499
Oil India Ltd.	3,956	33,989
Piramal Enterprises Ltd. (a)	2,759	37,043
Power Finance Corp. Ltd.	8,121	38,934
Power Grid Corp. of India Ltd.	35,757	87,431
Ranbaxy Laboratories Ltd. (a)	4,891	55,211
Reliance Capital Ltd. (a)	4,027	31,460
Reliance Communication Ltd. (a)	35,514	45,493
Reliance Industries Ltd.	53,218	783,997
Reliance Infrastructure Ltd. (a)	4,106	33,538
Reliance Power Ltd. (a)	12,443	13,034
Rural Electrification Corp. Ltd.	12,808	68,601
Sesa Sterlite Ltd.	50,442	163,505
Shriram Transport Finance Co. Ltd.	6,416	117,809
Siemens India Ltd.	2,168	36,343
State Bank of India	58,490	290,488
Common Stocks - continued
	Shares	Value
India - continued
Sun Pharmaceutical Industries Ltd. (a)	30,319	$ 447,900
Tata Consultancy Services Ltd.	19,592	783,585
Tata Motors Ltd. (a)	32,252	303,737
Tata Power Co. Ltd. (a)	36,963	53,835
Tata Steel Ltd.	11,262	70,797
Tech Mahindra Ltd.	2,434	112,458
Ultratech Cemco Ltd. (a)	1,492	75,496
United Breweries Ltd. (a)	2,406	37,677
United Spirits Ltd. (a)	2,483	138,383
Wipro Ltd.	24,998	243,709
Yes Bank Ltd.	6,298	87,307
Zee Entertainment Enterprises Ltd.	20,000	121,202
TOTAL INDIA		12,163,946
Indonesia - 0.6%
PT Adaro Energy Tbk	507,200	39,854
PT Astra Agro Lestari Tbk	20,800	38,018
PT Astra International Tbk	845,800	520,807
PT Bank Central Asia Tbk	511,500	537,054
PT Bank Danamon Indonesia Tbk Series A	148,500	51,451
PT Bank Mandiri (Persero) Tbk	384,200	330,952
PT Bank Negara Indonesia (Persero) Tbk	305,700	149,787
PT Bank Rakyat Indonesia Tbk	454,700	416,042
PT Bumi Serpong Damai Tbk	223,500	35,435
PT Charoen Pokphand Indonesia Tbk	291,100	90,414
PT Global Mediacom Tbk	324,300	47,301
PT Gudang Garam Tbk	20,500	93,205
PT Indo Tambangraya Megah Tbk	17,400	22,927
PT Indocement Tunggal Prakarsa Tbk	58,700	105,806
PT Indofood CBP Sukses Makmur Tbk	55,600	63,402
PT Indofood Sukses Makmur Tbk	202,200	120,192
PT Jasa Marga Tbk	71,500	40,456
PT Kalbe Farma Tbk	931,000	136,598
PT Lippo Karawaci Tbk	694,800	62,093
PT Matahari Department Store Tbk	79,900	97,584
PT Media Nusantara Citra Tbk	207,100	46,595
PT Perusahaan Gas Negara Tbk Series B	469,600	186,556
PT Semen Gresik (Persero) Tbk	129,700	148,321
PT Surya Citra Media Tbk	148,500	39,863
PT Tambang Batubara Bukit Asam Tbk	40,200	35,928
PT Telkomunikasi Indonesia Tbk Series B	2,112,800	469,036
PT Tower Bersama Infrastructure Tbk	73,600	55,110
Common Stocks - continued
	Shares	Value
Indonesia - continued
PT Unilever Indonesia Tbk	65,700	$ 184,946
PT United Tractors Tbk	73,500	103,426
PT XL Axiata Tbk	112,800	42,595
TOTAL INDONESIA		4,311,754
Ireland - 0.2%
Bank of Ireland (a)	1,145,628	344,799
CRH PLC	30,331	731,756
CRH PLC sponsored ADR	800	19,312
James Hardie Industries PLC CDI	18,072	181,204
Kerry Group PLC Class A	6,584	477,792
Ryanair Holdings PLC	827	9,609
Ryanair Holdings PLC sponsored ADR	870	57,403
TOTAL IRELAND		1,821,875
Isle of Man - 0.0%
Genting Singapore PLC	247,000	196,937
Israel - 0.4%
Bank Hapoalim BM (Reg.)	45,431	202,226
Bank Leumi le-Israel BM (a)	55,476	185,275
Bezeq The Israel Telecommunication Corp. Ltd.	82,065	131,089
Delek Group Ltd.	224	54,811
Israel Chemicals Ltd.	19,187	138,017
Israel Corp. Ltd. (Class A)	96	31,158
Mizrahi Tefahot Bank Ltd. (a)	4,893	53,492
NICE Systems Ltd.	1,686	82,361
NICE Systems Ltd. sponsored ADR	773	37,838
Teva Pharmaceutical Industries Ltd.	25,199	1,431,139
Teva Pharmaceutical Industries Ltd. sponsored ADR	10,442	593,732
TOTAL ISRAEL		2,941,138
Italy - 1.4%
Assicurazioni Generali SpA	48,237	1,019,296
Atlantia SpA	17,330	447,078
Banca Monte dei Paschi di Siena SpA (a)	165,979	75,023
Banco Popolare Societa Cooperativa (a)	14,091	178,654
Enel Green Power SpA	72,798	144,123
Enel SpA	273,148	1,236,481
Eni SpA	106,311	1,789,064
EXOR SpA	4,146	169,690
Finmeccanica SpA (a)	17,149	187,776
Intesa Sanpaolo SpA	484,916	1,418,022
Common Stocks - continued
	Shares	Value
Italy - continued
Intesa Sanpaolo SpA (Risparmio Shares)	37,277	$ 95,367
Luxottica Group SpA	6,964	414,094
Mediobanca SpA	25,118	218,268
Pirelli & C. SpA	10,393	147,741
Prysmian SpA	8,493	157,392
Saipem SpA (a)	10,427	94,614
Snam Rete Gas SpA	85,751	420,152
Telecom Italia SpA (a)	411,074	477,655
Terna SpA	64,461	282,768
UniCredit SpA	183,146	1,083,409
Unione di Banche Italiane ScpA	33,926	234,235
Unipolsai SpA	36,088	100,236
TOTAL ITALY		10,391,138
Japan - 14.9%
ABC-MART, Inc.	1,100	54,871
ACOM Co. Ltd. (a)	14,900	40,534
Advantest Corp.	5,800	73,585
AEON Co. Ltd.	26,700	282,009
AEON Financial Service Co. Ltd.	4,900	88,054
AEON MALL Co. Ltd.	5,270	87,364
Air Water, Inc.	6,000	103,238
Aisin Seiki Co. Ltd.	7,900	275,991
Ajinomoto Co., Inc.	24,000	494,580
Alfresa Holdings Corp.	6,800	80,620
All Nippon Airways Ltd.	48,000	132,562
Amada Co. Ltd.	14,200	129,419
Aozora Bank Ltd.	48,000	174,681
Asahi Glass Co. Ltd.	42,000	223,439
Asahi Group Holdings	16,100	528,190
Asahi Kasei Corp.	52,000	513,555
Asics Corp.	6,400	157,052
Astellas Pharma, Inc.	89,200	1,377,727
Bandai Namco Holdings, Inc.	7,500	151,854
Bank of Kyoto Ltd.	13,000	108,988
Bank of Yokohama Ltd.	49,000	264,397
Benesse Holdings, Inc.	2,700	80,740
Bridgestone Corp.	27,000	1,079,118
Brother Industries Ltd.	10,100	172,971
Calbee, Inc.	3,200	124,960
Canon, Inc.	47,100	1,490,029
Casio Computer Co. Ltd. (d)	7,900	123,673
Common Stocks - continued
	Shares	Value
Japan - continued
Central Japan Railway Co.	6,000	$ 1,028,903
Chiba Bank Ltd.	31,000	208,914
Chiyoda Corp.	6,000	46,211
Chubu Electric Power Co., Inc. (a)	26,400	348,586
Chugai Pharmaceutical Co. Ltd.	9,500	284,011
Chugoku Electric Power Co., Inc.	12,900	178,349
Citizen Holdings Co. Ltd.	11,800	94,189
COLOPL, Inc. (d)	1,900	43,422
Credit Saison Co. Ltd.	6,300	106,132
Dai Nippon Printing Co. Ltd.	23,000	206,848
Dai-ichi Mutual Life Insurance Co.	44,800	600,213
Daicel Chemical Industries Ltd.	12,000	149,198
Daihatsu Motor Co. Ltd.	7,600	105,978
Daiichi Sankyo Kabushiki Kaisha	26,600	385,896
Daikin Industries Ltd.	9,800	681,943
Dainippon Sumitomo Pharma Co. Ltd.	7,200	75,688
Daito Trust Construction Co. Ltd.	3,100	345,076
Daiwa House Industry Co. Ltd.	24,600	453,023
Daiwa Securities Group, Inc.	70,000	508,604
DENSO Corp.	20,300	898,038
Dentsu, Inc.	9,100	373,742
Don Quijote Holdings Co. Ltd.	2,600	189,300
East Japan Railway Co.	13,900	1,073,610
Eisai Co. Ltd.	10,500	523,513
Electric Power Development Co. Ltd.	4,900	178,503
FamilyMart Co. Ltd.	2,500	108,284
Fanuc Corp.	8,000	1,343,515
Fast Retailing Co. Ltd.	2,200	816,147
Fuji Electric Co. Ltd.	25,000	106,905
Fuji Heavy Industries Ltd.	24,400	880,043
Fujifilm Holdings Corp.	19,000	642,156
Fujitsu Ltd.	78,000	412,190
Fukuoka Financial Group, Inc.	31,000	154,714
GungHo Online Entertainment, Inc. (d)	16,900	58,009
Gunma Bank Ltd.	17,000	111,775
Hakuhodo DY Holdings, Inc.	10,500	104,365
Hamamatsu Photonics K.K.	3,100	146,061
Hankyu Hanshin Holdings, Inc.	49,000	272,363
Hikari Tsushin, Inc.	800	45,969
Hino Motors Ltd.	11,300	159,990
Hirose Electric Co. Ltd.	1,300	155,764
Hiroshima Bank Ltd.	22,000	109,432
Common Stocks - continued
	Shares	Value
Japan - continued
Hisamitsu Pharmaceutical Co., Inc.	2,700	$ 91,866
Hitachi Chemical Co. Ltd.	4,200	84,496
Hitachi Construction Machinery Co. Ltd.	4,800	88,740
Hitachi High-Technologies Corp.	2,700	83,875
Hitachi Ltd.	200,000	1,510,419
Hitachi Metals Ltd.	9,000	146,658
Hokuhoku Financial Group, Inc.	50,000	103,033
Hokuriku Electric Power Co., Inc.	6,000	84,793
Honda Motor Co. Ltd.	67,800	2,045,848
Hoya Corp.	17,600	682,046
Hulic Co. Ltd.	8,800	79,935
Ibiden Co. Ltd.	5,500	82,683
Idemitsu Kosan Co. Ltd.	3,400	56,752
Iida Group Holdings Co. Ltd.	6,800	84,576
INPEX Corp.	36,600	405,029
Isetan Mitsukoshi Holdings Ltd.	14,200	201,346
Ishikawajima-Harima Heavy Industries Co. Ltd.	57,000	296,974
Isuzu Motors Ltd.	24,100	320,831
Itochu Corp.	62,900	636,892
ITOCHU Techno-Solutions Corp.	1,200	42,825
Iyo Bank Ltd.	9,600	110,776
J. Front Retailing Co. Ltd.	10,100	128,707
Japan Airlines Co. Ltd.	4,800	162,507
Japan Display, Inc.	13,200	46,258
Japan Exchange Group, Inc.	11,000	255,975
Japan Prime Realty Investment Corp.	33	115,270
Japan Real Estate Investment Corp.	52	252,637
Japan Retail Fund Investment Corp.	97	210,112
Japan Tobacco, Inc.	45,700	1,244,715
JFE Holdings, Inc.	20,700	455,966
JGC Corp.	9,000	183,041
Joyo Bank Ltd.	27,000	135,708
JSR Corp.	7,200	126,906
JTEKT Corp.	8,600	141,833
JX Holdings, Inc.	94,900	350,203
Kajima Corp.	36,000	142,435
Kakaku.com, Inc.	6,300	89,121
Kamigumi Co. Ltd.	9,000	89,937
Kaneka Corp.	11,000	67,140
Kansai Electric Power Co., Inc. (a)	28,900	279,431
Kansai Paint Co. Ltd.	10,000	174,783
Kao Corp.	21,400	938,348
Common Stocks - continued
	Shares	Value
Japan - continued
Kawasaki Heavy Industries Ltd.	59,000	$ 282,676
KDDI Corp.	24,200	1,708,253
Keihan Electric Railway Co., Ltd.	20,000	121,423
Keihin Electric Express Railway Co. Ltd.	21,000	163,789
Keio Corp.	23,000	187,288
Keisei Electric Railway Co.	11,000	141,702
Keyence Corp.	1,910	892,804
Kikkoman Corp.	6,000	176,971
Kintetsu Corp.	77,000	271,456
Kirin Holdings Co. Ltd.	34,000	457,784
Kobe Steel Ltd.	125,000	219,226
Koito Manufacturing Co. Ltd.	3,800	123,558
Komatsu Ltd.	38,700	758,885
Konami Corp.	4,600	85,829
Konica Minolta, Inc.	18,300	201,381
Kubota Corp.	47,000	697,734
Kuraray Co. Ltd.	14,400	180,819
Kurita Water Industries Ltd.	4,500	95,866
Kyocera Corp.	13,100	576,592
Kyowa Hakko Kirin Co., Ltd.	10,000	113,875
Kyushu Electric Power Co., Inc. (a)	17,000	164,053
Lawson, Inc.	2,600	169,992
LIXIL Group Corp.	10,700	208,479
M3, Inc.	8,500	170,984
Mabuchi Motor Co. Ltd.	1,800	74,007
Makita Corp.	5,100	226,218
Marubeni Corp.	70,100	386,934
Marui Group Co. Ltd.	10,700	111,222
Maruichi Steel Tube Ltd.	2,400	56,752
Mazda Motor Corp.	22,400	460,107
McDonald's Holdings Co. (Japan) Ltd. (d)	2,500	54,835
Medipal Holdings Corp.	5,100	59,503
Meiji Holdings Co. Ltd.	2,600	285,679
Minebea Ltd.	14,000	215,994
Miraca Holdings, Inc.	2,400	107,488
Mitsubishi Chemical Holdings Corp.	54,600	282,983
Mitsubishi Corp.	57,900	1,010,078
Mitsubishi Electric Corp.	80,000	925,259
Mitsubishi Estate Co. Ltd.	52,000	1,046,280
Mitsubishi Gas Chemical Co., Inc.	16,000	72,342
Mitsubishi Heavy Industries Ltd.	127,000	700,989
Mitsubishi Logistics Corp.	5,000	74,361
Common Stocks - continued
	Shares	Value
Japan - continued
Mitsubishi Materials Corp.	49,000	$ 154,515
Mitsubishi Motors Corp. of Japan	26,500	224,037
Mitsubishi Tanabe Pharma Corp.	10,000	158,091
Mitsubishi UFJ Financial Group, Inc.	529,000	2,811,249
Mitsubishi UFJ Lease & Finance Co. Ltd.	18,700	80,901
Mitsui & Co. Ltd.	70,900	902,186
Mitsui Chemicals, Inc.	33,000	96,557
Mitsui Fudosan Co. Ltd.	39,000	985,983
Mitsui OSK Lines Ltd.	46,000	155,294
mixi, Inc.	1,500	52,921
Mizuho Financial Group, Inc.	954,600	1,560,885
MS&AD Insurance Group Holdings, Inc.	20,800	505,736
Murata Manufacturing Co. Ltd.	8,400	906,816
Nabtesco Corp.	4,700	121,338
Nagoya Railroad Co. Ltd.	36,000	141,426
NEC Corp.	106,000	299,413
New Hampshire Foods Ltd.	7,000	173,055
Nexon Co. Ltd.	5,000	49,217
NGK Insulators Ltd.	11,000	221,664
NGK Spark Plug Co. Ltd.	7,400	219,372
NHK Spring Co. Ltd.	6,300	56,825
Nidec Corp.	9,000	612,432
Nikon Corp.	14,300	181,443
Nintendo Co. Ltd.	4,400	424,422
Nippon Building Fund, Inc.	59	290,309
Nippon Electric Glass Co. Ltd.	18,000	92,899
Nippon Express Co. Ltd.	34,000	198,349
Nippon Paint Holdings Co. Ltd.	7,000	219,277
Nippon Prologis REIT, Inc.	65	153,039
Nippon Steel & Sumitomo Metal Corp.	316,700	740,221
Nippon Telegraph & Telephone Corp.	15,600	923,314
Nippon Yusen KK	64,000	190,279
Nissan Motor Co. Ltd.	103,300	880,862
Nisshin Seifun Group, Inc.	9,095	111,857
Nissin Food Holdings Co. Ltd.	2,400	129,527
Nitori Holdings Co. Ltd.	2,700	152,657
Nitto Denko Corp.	6,500	388,040
NKSJ Holdings, Inc.	13,550	375,972
NOK Corp.	4,300	123,691
Nomura Holdings, Inc.	150,800	801,751
Nomura Real Estate Holdings, Inc.	4,800	80,769
Nomura Research Institute Ltd.	4,700	159,583
Common Stocks - continued
	Shares	Value
Japan - continued
NSK Ltd.	19,000	$ 222,653
NTT Data Corp.	5,000	190,189
NTT DOCOMO, Inc.	63,800	1,077,028
NTT Urban Development Co.	4,500	43,174
Obayashi Corp.	28,000	177,246
Odakyu Electric Railway Co. Ltd.	25,000	243,206
Oji Holdings Corp.	31,000	116,853
Olympus Corp. (a)	10,100	349,299
OMRON Corp.	8,700	347,814
Ono Pharmaceutical Co. Ltd.	3,500	368,354
Oracle Corp. Japan	1,800	74,835
Oriental Land Co. Ltd.	2,100	508,811
ORIX Corp.	55,300	635,442
Osaka Gas Co. Ltd.	77,000	303,506
Otsuka Corp.	1,900	65,603
Otsuka Holdings Co. Ltd.	16,500	510,495
Panasonic Corp.	91,800	1,042,837
Park24 Co. Ltd.	3,700	63,309
Rakuten, Inc.	33,300	461,014
Recruit Holdings Co. Ltd. (a)	6,300	183,466
Resona Holdings, Inc.	91,100	451,966
Ricoh Co. Ltd.	30,200	294,612
Rinnai Corp.	1,600	107,098
ROHM Co. Ltd.	3,900	250,738
Sankyo Co. Ltd. (Gunma)	2,000	71,880
Sanrio Co. Ltd.	2,100	52,035
Santen Pharmaceutical Co. Ltd.	3,000	187,214
SBI Holdings, Inc. Japan	9,030	96,491
Secom Co. Ltd.	8,600	499,197
Sega Sammy Holdings, Inc.	8,500	110,689
Seibu Holdings, Inc.	5,300	125,708
Seiko Epson Corp.	5,400	219,310
Sekisui Chemical Co. Ltd.	18,000	196,862
Sekisui House Ltd.	22,600	292,253
Seven & i Holdings Co., Ltd.	31,300	1,145,395
Seven Bank Ltd.	22,400	100,257
Sharp Corp. (a)(d)	65,000	127,238
Shikoku Electric Power Co., Inc. (a)	8,200	103,115
Shimadzu Corp.	9,000	93,509
Shimamura Co. Ltd.	1,000	88,951
SHIMANO, Inc.	3,200	423,019
SHIMIZU Corp.	25,000	172,491
Common Stocks - continued
	Shares	Value
Japan - continued
Shin-Etsu Chemical Co., Ltd.	17,100	$ 1,132,263
Shinsei Bank Ltd.	65,000	117,814
Shionogi & Co. Ltd.	12,100	363,088
Shiseido Co. Ltd.	14,500	232,562
Shizuoka Bank Ltd.	22,000	201,030
Showa Shell Sekiyu K.K.	8,700	84,908
SMC Corp.	2,300	616,784
SoftBank Corp.	40,000	2,354,068
Sony Corp.	43,600	1,025,519
Sony Financial Holdings, Inc.	7,000	97,286
Stanley Electric Co. Ltd.	5,700	126,865
Sumitomo Chemical Co. Ltd.	63,000	247,861
Sumitomo Corp.	46,900	462,826
Sumitomo Electric Industries Ltd.	31,400	404,611
Sumitomo Heavy Industries Ltd.	23,000	124,462
Sumitomo Metal Mining Co. Ltd.	22,000	314,426
Sumitomo Mitsui Financial Group, Inc.	52,800	1,771,801
Sumitomo Mitsui Trust Holdings, Inc.	136,000	478,248
Sumitomo Realty & Development Co. Ltd.	15,000	478,457
Sumitomo Rubber Industries Ltd.	7,300	113,519
Suntory Beverage & Food Ltd.	5,900	206,904
Suzuken Co. Ltd.	2,700	76,066
Suzuki Motor Corp.	14,900	471,141
Sysmex Corp.	6,000	268,123
T&D Holdings, Inc.	24,700	278,161
Taiheiyo Cement Corp.	50,000	146,718
Taisei Corp.	42,000	243,621
Taisho Pharmaceutical Holdings Co. Ltd.	1,400	88,829
Taiyo Nippon Sanso Corp.	6,000	71,885
Takashimaya Co. Ltd.	11,000	96,482
Takeda Pharmaceutical Co. Ltd.	32,800	1,638,667
TDK Corp.	5,200	324,073
Teijin Ltd.	37,000	110,217
Terumo Corp.	12,500	309,987
The Chugoku Bank Ltd.	7,100	100,996
The Hachijuni Bank Ltd.	17,000	112,030
The Suruga Bank Ltd.	7,100	133,308
THK Co. Ltd.	4,900	118,999
Tobu Railway Co. Ltd.	41,000	197,172
Toho Co. Ltd.	4,800	108,610
Toho Gas Co. Ltd.	19,000	103,242
Tohoku Electric Power Co., Inc.	19,500	245,634
Common Stocks - continued
	Shares	Value
Japan - continued
Tokio Marine Holdings, Inc.	28,700	$ 1,001,980
Tokyo Electric Power Co., Inc. (a)	59,900	254,193
Tokyo Electron Ltd.	7,000	489,953
Tokyo Gas Co. Ltd.	98,000	584,582
Tokyo Tatemono Co. Ltd.	17,000	114,770
Tokyu Corp.	48,000	317,679
Tokyu Fudosan Holdings Corp.	19,600	121,482
TonenGeneral Sekiyu K.K.	11,000	97,248
Toppan Printing Co. Ltd.	24,000	160,322
Toray Industries, Inc.	61,000	519,603
Toshiba Corp.	166,000	663,765
Toto Ltd.	12,000	132,472
Toyo Seikan Group Holdings Ltd.	7,500	96,226
Toyo Suisan Kaisha Ltd.	3,600	126,652
Toyoda Gosei Co. Ltd.	2,500	55,074
Toyota Industries Corp.	6,800	366,004
Toyota Motor Corp.	113,600	7,323,904
Toyota Tsusho Corp.	9,000	213,143
Trend Micro, Inc.	4,600	129,909
Unicharm Corp.	15,300	421,572
United Urban Investment Corp.	106	169,681
USS Co. Ltd.	9,800	153,748
West Japan Railway Co.	6,700	344,606
Yahoo! Japan Corp.	57,000	191,698
Yakult Honsha Co. Ltd.	3,700	224,094
Yamada Denki Co. Ltd. (d)	38,600	143,404
Yamaguchi Financial Group, Inc.	9,000	93,636
Yamaha Corp.	7,200	104,853
Yamaha Motor Co. Ltd.	10,700	234,677
Yamato Holdings Co. Ltd.	15,200	343,770
Yamato Kogyo Co. Ltd.	1,400	36,030
Yamazaki Baking Co. Ltd.	4,000	58,892
Yaskawa Electric Corp.	9,100	116,334
Yokogawa Electric Corp.	8,100	84,804
Yokohama Rubber Co. Ltd.	9,000	84,672
TOTAL JAPAN		111,361,680
Korea (South) - 3.0%
AMOREPACIFIC Corp.	134	320,364
AMOREPACIFIC Group, Inc.	124	140,213
BS Financial Group, Inc.	8,852	110,997
Celltrion, Inc. (a)	2,814	103,526
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Cheil Industries, Inc.	600	$ 73,428
Cheil Worldwide, Inc. (a)	3,326	59,450
CJ CheilJedang Corp.	327	103,932
CJ Corp.	644	100,305
Coway Co. Ltd.	2,210	175,698
Daelim Industrial Co.	1,023	50,634
Daewoo Engineering & Construction Co. Ltd. (a)	3,400	20,831
Daewoo International Corp.	1,866	46,282
Daewoo Securities Co. Ltd. (a)	7,185	65,340
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	4,602	80,497
Daum Kakao Corp.	1,051	144,854
DGB Financial Group Co. Ltd.	8,453	80,418
Dongbu Insurance Co. Ltd.	1,803	86,287
Doosan Co. Ltd.	397	37,254
Doosan Heavy Industries & Construction Co. Ltd.	2,175	45,778
Doosan Infracore Co. Ltd. (a)	5,236	48,092
E-Mart Co. Ltd.	840	158,110
GS Engineering & Construction Corp. (a)	1,953	44,037
GS Holdings Corp.	1,896	71,179
Halla Visteon Climate Control Corp.	1,490	62,223
Hana Financial Group, Inc.	12,198	353,711
Hankook Tire Co. Ltd.	2,889	137,812
Hanwha Chemical Corp.	3,824	42,443
Hanwha Corp.	1,918	47,469
Hanwha Life Insurance Co. Ltd.	8,754	61,602
Hite Jinro Co. Ltd.	830	17,345
Hotel Shilla Co.	1,461	134,482
Hyosung Corp.	915	59,898
Hyundai Department Store Co. Ltd.	568	61,091
Hyundai Engineering & Construction Co. Ltd.	3,201	125,667
Hyundai Fire & Marine Insurance Co. Ltd.	2,491	58,808
Hyundai Glovis Co. Ltd.	508	112,243
Hyundai Heavy Industries Co. Ltd.	1,732	176,065
Hyundai Industrial Development & Construction Co.	2,546	98,800
Hyundai Merchant Marine Co. Ltd. (a)	4,154	38,314
Hyundai Merchant Marine Co. Ltd. rights 3/5/15 (a)	294	795
Hyundai Mipo Dockyard Co. Ltd.	451	31,398
Hyundai Mobis	2,872	644,084
Hyundai Motor Co.	6,311	962,158
Hyundai Steel Co.	2,891	172,065
Hyundai Wia Corp.	741	102,556
Industrial Bank of Korea	10,936	127,443
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Kangwon Land, Inc.	4,816	$ 140,887
KB Financial Group, Inc.	15,990	532,868
KCC Corp.	236	117,793
KEPCO Plant Service & Engineering Co. Ltd.	800	63,919
Kia Motors Corp.	10,827	448,871
Korea Aerospace Industries Ltd.	1,799	75,946
Korea Electric Power Corp.	10,798	418,820
Korea Express Co. Ltd. (a)	290	50,383
Korea Gas Corp. (a)	1,041	42,517
Korea Investment Holdings Co. Ltd.	1,498	70,031
Korea Zinc Co. Ltd.	374	144,921
Korean Air Lines Co. Ltd. (a)	1,342	57,786
KT Corp.	2,367	63,931
KT&G Corp.	4,440	321,524
Kumho Petro Chemical Co. Ltd.	661	53,404
LG Chemical Ltd.	1,905	339,863
LG Corp.	4,064	226,887
LG Display Co. Ltd. (a)	9,527	310,540
LG Electronics, Inc.	4,399	241,762
LG Household & Health Care Ltd.	377	234,298
LG Innotek Co. Ltd. (a)	615	54,072
LG Telecom Ltd.	9,229	100,934
Lotte Chemical Corp.	612	95,790
Lotte Confectionery Co. Ltd.	29	49,026
Lotte Shopping Co. Ltd.	417	89,524
LS Cable Ltd.	646	28,090
LS Industrial Systems Ltd.	546	29,854
Mirae Asset Securities Co. Ltd.	1,008	42,081
NAVER Corp.	1,171	752,941
NCSOFT Corp.	675	122,282
Oci Co. Ltd. (a)	558	39,245
Orion Corp.	145	137,259
Paradise Co. Ltd.	1,778	42,144
POSCO	2,710	624,495
S-Oil Corp.	1,968	107,390
S1 Corp.	748	53,985
Samsung C&T Corp.	5,027	252,686
Samsung Card Co. Ltd.	1,384	47,721
Samsung Electro-Mechanics Co. Ltd.	2,407	145,323
Samsung Electronics Co. Ltd.	4,578	5,637,758
Samsung Engineering Co. Ltd. (a)	987	33,771
Samsung Fire & Marine Insurance Co. Ltd.	1,401	374,218
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Samsung Heavy Industries Co. Ltd.	6,702	$ 107,636
Samsung Life Insurance Co. Ltd.	2,439	248,520
Samsung SDI Co. Ltd.	2,686	310,930
Samsung SDS Co. Ltd. (a)	1,089	259,195
Samsung Securities Co. Ltd.	2,623	112,271
Shinhan Financial Group Co. Ltd.	17,817	721,633
Shinsegae Co. Ltd.	277	40,294
SK C&C Co. Ltd.	820	173,386
SK Energy Co. Ltd.	2,500	210,604
SK Holdings Co. Ltd.	1,075	166,266
SK Hynix, Inc. (a)	24,103	1,032,832
SK Networks Co. Ltd. (a)	4,762	40,466
SK Telecom Co. Ltd.	425	110,489
Woori Bank (a)	13,763	108,985
Woori Investment & Securities Co. Ltd.	5,211	52,055
Yuhan Corp.	276	42,732
TOTAL KOREA (SOUTH)		22,351,812
Luxembourg - 0.3%
Altice SA	3,681	308,221
ArcelorMittal SA (Netherlands) (d)	41,800	399,345
Millicom International Cellular SA (depository receipt)	2,657	169,551
RTL Group SA	1,625	154,098
SES SA (France) (depositary receipt)	12,666	462,225
Subsea 7 SA	12,403	105,795
Tenaris SA	20,098	283,610
TOTAL LUXEMBOURG		1,882,845
Malaysia - 0.7%
AirAsia Bhd	47,900	36,916
Alliance Financial Group Bhd	39,900	52,489
AMMB Holdings Bhd	74,600	128,613
Astro Malaysia Holdings Bhd	62,500	50,211
Axiata Group Bhd	103,300	204,553
Berjaya Sports Toto Bhd	41,139	38,373
British American Tobacco (Malaysia) Bhd	5,500	99,911
Bumi Armada Bhd	59,900	19,801
Bumiputra-Commerce Holdings Bhd	203,285	307,554
Dialog Group Bhd	128,822	57,341
DiGi.com Bhd	134,300	237,119
Felda Global Ventures Holdings Bhd	46,100	30,924
Gamuda Bhd	71,500	99,870
Common Stocks - continued
	Shares	Value
Malaysia - continued
Genting Bhd	84,200	$ 204,511
Genting Malaysia Bhd	116,100	129,586
Genting Plantations Bhd	10,000	28,005
Hong Leong Bank Bhd	24,100	92,879
Hong Leong Credit Bhd	9,200	42,733
IHH Healthcare Bhd	103,000	147,200
IJM Corp. Bhd	46,100	87,602
IOI Corp. Bhd	122,800	159,023
IOI Properties Group Sdn Bhd	72,488	41,027
Kuala Lumpur Kepong Bhd	19,100	119,082
Lafarge Malaysia Bhd	15,400	42,030
Malayan Banking Bhd	192,738	462,384
Malaysia Airports Holdings Bhd	32,361	63,703
Maxis Bhd	76,500	149,271
MISC Bhd	48,100	102,647
Petronas Chemicals Group Bhd	121,700	170,442
Petronas Dagangan Bhd	9,300	45,219
Petronas Gas Bhd	28,000	171,103
PPB Group Bhd	22,500	89,919
Public Bank Bhd	113,200	565,045
RHB Capital Bhd	21,906	49,197
SapuraKencana Petroleum Bhd	140,400	103,132
Sime Darby Bhd	121,237	313,839
Telekom Malaysia Bhd	47,416	91,151
Tenaga Nasional Bhd	117,600	468,728
UEM Land Holdings Bhd	66,700	23,239
UMW Holdings Bhd	27,400	82,235
YTL Corp. Bhd	187,426	90,225
YTL Power International Bhd	80,850	35,592
TOTAL MALAYSIA		5,534,424
Malta - 0.0%
Brait SA	15,074	99,569
Mauritius - 0.0%
Golden Agri-Resources Ltd.	315,900	97,993
Mexico - 1.0%
Alfa SA de CV Series A (a)	121,500	222,663
America Movil S.A.B. de CV Series L	1,400,200	1,497,395
CEMEX S.A.B. de CV unit	506,313	449,583
Coca-Cola FEMSA S.A.B. de CV Series L	16,800	136,142
Compartamos S.A.B. de CV	49,300	93,144
Controladora Commercial Mexicana S.A.B. de CV unit	16,300	49,521
Common Stocks - continued
	Shares	Value
Mexico - continued
El Puerto de Liverpool S.A.B. de CV Class C (a)	8,500	$ 87,084
Embotelladoras Arca S.A.B. de CV (a)	18,200	107,577
Fibra Uno Administracion SA de CV	93,100	280,738
Fomento Economico Mexicano S.A.B. de CV unit (a)	80,900	675,664
Genomma Lab Internacional SA de CV (a)	28,600	45,296
Gruma S.A.B. de CV Series B	7,600	82,320
Grupo Aeroportuario del Pacifico SA de CV Series B	14,000	92,558
Grupo Aeroportuario del Sureste SA de CV Series B (a)	8,200	107,211
Grupo Bimbo S.A.B. de CV Series A (a)	66,600	169,460
Grupo Carso SA de CV Series A1	22,400	97,986
Grupo Comercial Chedraui S.A.B. de CV (a)	15,700	43,509
Grupo Financiero Banorte S.A.B. de CV Series O	103,200	523,728
Grupo Financiero Inbursa S.A.B. de CV Series O	98,200	253,206
Grupo Financiero Santander Mexico S.A.B. de CV	73,800	156,270
Grupo Lala S.A.B. de CV	29,700	58,035
Grupo Mexico SA de CV Series B	159,024	420,011
Grupo Televisa SA de CV (a)	107,000	696,415
Industrias Penoles SA de CV	5,595	110,441
Kimberly-Clark de Mexico SA de CV Series A	65,800	127,741
Mexichem S.A.B. de CV (a)	38,921	107,913
Minera Frisco S.A.B. de CV (a)	25,300	33,149
OHL Mexico S.A.B. de CV (a)	33,400	63,415
Promotora y Operadora de Infraestructura S.A.B. de CV (a)	11,700	131,694
Wal-Mart de Mexico SA de CV Series V	218,600	422,194
TOTAL MEXICO		7,342,063
Netherlands - 2.2%
AEGON NV	74,949	534,152
Airbus Group NV	24,483	1,304,457
Akzo Nobel NV	10,135	734,338
ASML Holding NV (Netherlands)	14,872	1,551,273
CNH Industrial NV	38,715	294,642
Delta Lloyd NV	7,904	149,871
Fiat Chrysler Automobiles NV (a)	37,592	497,004
Gemalto NV	3,423	249,176
Heineken Holding NV	4,101	269,475
Heineken NV (Bearer)	9,586	717,957
ING Groep NV (Certificaten Van Aandelen) (a)	160,461	1,994,917
Koninklijke Ahold NV (d)	37,251	674,971
Koninklijke Boskalis Westminster NV	3,583	159,219
Koninklijke KPN NV	133,947	413,412
Koninklijke Philips Electronics NV	39,900	1,100,238
Common Stocks - continued
	Shares	Value
Netherlands - continued
NN Group NV	5,157	$ 140,557
OCI NV (a)	3,445	121,788
QIAGEN NV (a)	9,855	226,454
Randstad Holding NV	5,341	283,208
Reed Elsevier NV	29,042	710,035
Royal DSM NV	7,094	378,526
STMicroelectronics NV	26,770	222,281
TNT Express NV	17,206	113,235
Unilever NV (Certificaten Van Aandelen) (Bearer)	67,603	2,931,580
Vopak NV	3,058	171,343
Wolters Kluwer NV	12,244	367,269
TOTAL NETHERLANDS		16,311,378
New Zealand - 0.1%
Auckland International Airport Ltd.	41,618	134,742
Contact Energy Ltd.	14,926	76,776
Fletcher Building Ltd.	29,449	179,547
Meridian Energy Ltd.	50,000	69,663
Mighty River Power Ltd.	29,000	70,892
Ryman Healthcare Group Ltd.	15,632	93,828
Spark New Zealand Ltd.	77,488	186,042
TOTAL NEW ZEALAND		811,490
Norway - 0.4%
DNB ASA	41,034	596,451
Gjensidige Forsikring ASA	8,723	147,342
Norsk Hydro ASA	56,679	334,532
Orkla ASA	34,263	253,228
Statoil ASA	46,447	777,815
Telenor ASA	30,858	664,218
Yara International ASA	7,270	378,937
TOTAL NORWAY		3,152,523
Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR	7,183	82,030
Philippines - 0.3%
Aboitiz Equity Ventures, Inc.	84,890	108,500
Aboitiz Power Corp.	70,500	70,741
Alliance Global Group, Inc.	78,800	44,433
Ayala Corp.	8,240	135,083
Ayala Land, Inc.	291,500	236,857
Bank of the Philippine Islands (BPI)	35,821	80,041
Common Stocks - continued
	Shares	Value
Philippines - continued
BDO Unibank, Inc.	69,823	$ 180,797
DMCI Holdings, Inc.	148,450	51,663
Globe Telecom, Inc.	1,340	52,770
International Container Terminal Services, Inc.	18,640	47,905
JG Summit Holdings, Inc.	103,250	153,034
Jollibee Food Corp.	17,430	91,297
Megaworld Corp.	540,800	63,280
Metro Pacific Investments Corp.	429,900	50,215
Metropolitan Bank & Trust Co.	13,465	28,940
Philippine Long Distance Telephone Co.	4,040	271,206
PNOC Energy Development Corp.	434,100	83,759
SM Investments Corp.	6,112	128,207
SM Prime Holdings, Inc.	256,900	107,731
Universal Robina Corp.	37,880	177,307
TOTAL PHILIPPINES		2,163,766
Poland - 0.3%
Alior Bank SA (a)	1,812	42,025
Bank Handlowy w Warszawie SA	1,424	41,619
Bank Millennium SA	14,420	29,161
Bank Polska Kasa Opieki SA	5,303	256,219
Bank Zachodni WBK SA	1,327	123,609
BRE Bank SA	523	66,227
Cyfrowy Polsat SA	7,044	45,302
ENEA SA	7,190	31,915
Energa SA	8,895	50,434
Eurocash SA	4,224	41,992
Getin Noble Bank SA (a)	50,626	27,201
Grupa Lotos SA (a)	4,527	29,872
Jastrzebska Spolka Weglowa SA (a)	1,239	7,092
KGHM Polska Miedz SA (Bearer)	5,752	163,611
LPP SA	35	70,964
NG2 SA	1,000	41,579
Polish Oil & Gas Co. SA	76,451	90,410
Polska Grupa Energetyczna SA	34,860	183,065
Polski Koncern Naftowy Orlen SA	13,681	202,606
Powszechna Kasa Oszczednosci Bank SA	38,030	352,602
Powszechny Zaklad Ubezpieczen SA	2,280	310,597
Synthos SA	26,883	31,211
Tauron Polska Energia SA	48,438	65,390
Common Stocks - continued
	Shares	Value
Poland - continued
Telekomunikacja Polska SA	23,433	$ 56,625
Zaklady Azotowe w Tarnowie-Moscicach SA	1,912	36,653
TOTAL POLAND		2,397,981
Portugal - 0.1%
Banco Comercial Portugues SA (Reg.) (a)	1,455,693	103,631
Banco Espirito Santo SA (Reg.) (a)	82,039	1
Energias de Portugal SA	93,629	357,289
Galp Energia SGPS SA Class B	15,326	162,169
Jeronimo Martins SGPS SA	10,975	118,536
TOTAL PORTUGAL		741,626
Qatar - 0.2%
Barwa Real Estate Co. (a)	4,718	57,064
Commercial Bank of Qatar (a)	3,200	59,308
Doha Bank (a)	2,700	43,369
Gulf International Services QSC (a)	1,767	48,517
Industries Qatar QSC (a)	6,480	265,463
Masraf al Rayan (a)	14,698	180,799
Qatar Electricity & Water Co.	1,383	71,580
Qatar Islamic Bank (a)	2,372	67,083
Qatar National Bank SAQ (a)	7,122	387,193
Qatar Telecom (Qtel) Q.S.C. (a)	3,241	102,338
Vodafone Qatar QSC (a)	13,379	54,736
TOTAL QATAR		1,337,450
Russia - 0.7%
Alrosa Co. Ltd. (a)	75,000	85,377
Federal Grid Co. of Unified Energy System (a)	3,696,897	2,671
Gazprom OAO sponsored ADR (Reg. S)	248,663	1,007,085
LUKOIL Oil Co. sponsored ADR (United Kingdom)	21,343	840,914
Magnit OJSC GDR (Reg. S)	10,710	409,122
Megafon OJSC GDR	4,169	57,282
Mobile TeleSystems OJSC sponsored ADR	21,491	168,919
Moscow Exchange MICEX-RTS OAO	49,675	50,431
Norilsk Nickel OJSC ADR	23,255	383,708
NOVATEK OAO GDR (Reg. S)	3,879	271,530
Rosneft Oil Co. OJSC GDR (Reg. S)	47,718	154,988
Rostelecom sponsored ADR	5,080	35,814
RusHydro JSC sponsored ADR	38,511	29,114
Sberbank of Russia (a)	1,860	1,659
Sberbank of Russia sponsored ADR	113,288	419,732
Severstal GDR (Reg. S)	8,141	74,246
Common Stocks - continued
	Shares	Value
Russia - continued
Sistema JSFC sponsored GDR	5,971	$ 26,571
Surgutneftegas sponsored ADR	59,387	258,749
Tatneft OAO sponsored ADR	9,767	229,525
Uralkali OJSC GDR (Reg. S)	11,267	140,274
VTB Bank OJSC sponsored GDR (Reg. S)	103,520	199,690
TOTAL RUSSIA		4,847,401
Singapore - 1.0%
Ascendas Real Estate Investment Trust	86,000	156,183
CapitaCommercial Trust (REIT)	90,000	117,673
CapitaLand Ltd.	106,000	272,057
CapitaMall Trust	93,000	143,465
City Developments Ltd.	16,000	118,592
ComfortDelgro Corp. Ltd.	89,000	188,725
DBS Group Holdings Ltd.	70,991	1,035,022
Global Logistic Properties Ltd.	130,000	242,553
Hutchison Port Holdings Trust	226,000	161,151
Jardine Cycle & Carriage Ltd.	4,600	143,576
Keppel Corp. Ltd.	59,000	378,931
Keppel Land Ltd.	26,000	87,190
Oversea-Chinese Banking Corp. Ltd.	121,054	928,504
Sembcorp Industries Ltd.	38,000	120,838
Sembcorp Marine Ltd.	34,000	75,239
Singapore Airlines Ltd.	24,000	224,173
Singapore Exchange Ltd.	33,000	189,318
Singapore Press Holdings Ltd.	67,000	204,324
Singapore Technologies Engineering Ltd.	68,900	170,907
Singapore Telecommunications Ltd.	332,900	1,002,520
StarHub Ltd.	28,600	88,273
Suntec (REIT)	103,600	143,727
United Overseas Bank Ltd.	53,847	920,826
UOL Group Ltd.	20,385	108,486
Wilmar International Ltd.	83,000	196,975
Yangzijiang Shipbuilding Holdings Ltd.	77,000	70,392
TOTAL SINGAPORE		7,489,620
South Africa - 1.7%
African Bank Investments Ltd. (a)	42,096	0
African Rainbow Minerals Ltd.	3,892	39,140
Anglo American Platinum Ltd. (a)	2,472	75,783
AngloGold Ashanti Ltd. (a)	16,711	202,686
Aspen Pharmacare Holdings Ltd.	13,376	500,857
Common Stocks - continued
	Shares	Value
South Africa - continued
Assore Ltd.	947	$ 13,002
Barclays Africa Group Ltd.	13,759	233,909
Barloworld Ltd.	9,655	72,852
Bidvest Group Ltd.	12,988	358,450
Coronation Fund Managers Ltd.	9,629	85,217
Discovery Ltd.	13,271	130,710
Exxaro Resources Ltd.	6,109	54,129
FirstRand Ltd.	129,125	574,655
Foschini Ltd.	8,711	124,895
Gold Fields Ltd.	33,059	190,447
Growthpoint Properties Ltd.	90,227	226,536
Impala Platinum Holdings Ltd. (a)	22,602	146,644
Imperial Holdings Ltd.	7,429	130,869
Investec Ltd.	9,224	77,262
Kumba Iron Ore Ltd.	2,927	56,262
Liberty Holdings Ltd.	4,929	55,413
Life Healthcare Group Holdings Ltd.	40,963	152,442
Massmart Holdings Ltd.	4,285	60,990
Mediclinic International Ltd.	17,251	170,578
MMI Holdings Ltd.	41,530	111,607
Mr Price Group Ltd.	9,578	216,941
MTN Group Ltd.	69,381	1,198,121
Nampak Ltd.	24,842	90,562
Naspers Ltd. Class N	16,480	2,377,436
Nedbank Group Ltd.	8,487	186,053
Netcare Ltd.	37,924	125,902
Pick 'n Pay Stores Ltd.	8,814	43,444
Pretoria Portland Cement Co. Ltd.	18,687	34,244
Rand Merchant Insurance Holdings Ltd.	27,107	98,904
Redefine Properties Ltd.	125,477	122,517
Remgro Ltd.	20,198	467,377
Resilient Property Income Fund Ltd.	10,000	75,520
RMB Holdings Ltd.	29,951	169,166
Sanlam Ltd.	76,957	461,261
Sappi Ltd. (a)	20,205	82,957
Sasol Ltd.	23,063	833,035
Shoprite Holdings Ltd.	19,291	304,946
Spar Group Ltd.	7,335	115,708
Standard Bank Group Ltd.	50,766	670,377
Steinhoff International Holdings Ltd.	87,675	448,102
Telkom SA Ltd. (a)	10,188	60,883
Tiger Brands Ltd.	6,605	222,746
Common Stocks - continued
	Shares	Value
South Africa - continued
Truworths International Ltd.	15,047	$ 104,200
Tsogo Sun Holdings Ltd.	20,000	47,107
Vodacom Group Ltd.	15,342	176,147
Woolworths Holdings Ltd.	40,223	298,558
TOTAL SOUTH AFRICA		12,877,549
Spain - 2.3%
Abertis Infraestructuras SA	16,856	330,851
ACS Actividades de Construccion y Servicios SA	7,111	247,973
ACS Actividades de Construccion y Servicios SA rights 2/12/15 (a)	7,111	3,616
Amadeus IT Holding SA Class A	17,734	713,203
Banco Bilbao Vizcaya Argentaria SA	250,019	2,135,751
Banco de Sabadell SA	143,752	364,515
Banco Popular Espanol SA	75,851	321,762
Banco Santander SA (Spain)	585,932	3,941,022
Bankia SA (a)	194,733	255,256
Bankinter SA	27,226	189,792
Criteria CaixaCorp SA	96,045	419,363
Distribuidora Internacional de Alimentacion SA	25,257	164,050
Enagas SA	8,360	265,455
Ferrovial SA	17,309	343,948
Gas Natural SDG SA	14,545	341,866
Grifols SA	6,028	253,734
Iberdrola SA	213,901	1,481,187
Inditex SA	45,442	1,342,018
International Consolidated Airlines Group SA (a)	37,926	310,709
International Consolidated Airlines Group SA CDI (a)	3,400	27,884
MAPFRE SA (Reg.)	38,818	130,935
Red Electrica Corporacion SA	4,371	373,208
Repsol YPF SA	43,438	769,897
Telefonica SA	175,507	2,631,800
Zardoya Otis SA	7,238	82,526
TOTAL SPAIN		17,442,321
Sweden - 2.2%
Alfa Laval AB	13,682	254,320
ASSA ABLOY AB (B Shares)	13,903	759,992
Atlas Copco AB:
(A Shares)	27,893	826,926
(B Shares)	16,215	444,265
Boliden AB	11,307	177,377
Common Stocks - continued
	Shares	Value
Sweden - continued
Electrolux AB (B Shares)	9,624	$ 298,111
Elekta AB (B Shares) (d)	15,870	170,319
Getinge AB (B Shares)	8,373	206,739
H&M Hennes & Mauritz AB (B Shares)	39,443	1,625,542
Hakon Invest AB	3,317	127,602
Hexagon AB (B Shares)	10,896	345,677
Husqvarna AB (B Shares)	15,601	108,416
Industrivarden AB (C Shares)	6,776	120,874
Investment AB Kinnevik (B Shares)	9,641	288,734
Investor AB (B Shares)	19,007	693,277
Lundin Petroleum AB (a)	9,200	119,417
Nordea Bank AB	126,174	1,605,729
Sandvik AB	45,040	472,489
Securitas AB (B Shares)	13,103	159,785
Skandinaviska Enskilda Banken AB (A Shares)	62,972	760,303
Skanska AB (B Shares)	15,645	346,965
SKF AB (B Shares)	16,162	381,870
Svenska Cellulosa AB (SCA) (B Shares)	24,111	583,382
Svenska Handelsbanken AB (A Shares)	20,807	987,768
Swedbank AB (A Shares)	37,822	916,958
Swedish Match Co. AB	8,482	276,268
Tele2 AB (B Shares)	13,817	156,385
Telefonaktiebolaget LM Ericsson (B Shares)	126,688	1,535,998
TeliaSonera AB	99,447	613,566
Volvo AB (B Shares)	63,973	749,194
TOTAL SWEDEN		16,114,248
Switzerland - 6.5%
ABB Ltd. (Reg.)	91,746	1,763,929
Actelion Ltd.	4,298	477,452
Adecco SA (Reg.)	7,103	532,996
Aryzta AG	3,506	264,038
Baloise Holdings AG	1,984	259,290
Barry Callebaut AG	98	97,872
Coca-Cola HBC AG	7,720	124,534
Compagnie Financiere Richemont SA Series A	21,729	1,805,204
Credit Suisse Group AG	63,588	1,338,899
Ems-Chemie Holding AG	365	141,516
Geberit AG (Reg.)	1,583	543,413
Givaudan SA	384	703,010
Holcim Ltd. (Reg.)	9,556	670,752
Julius Baer Group Ltd.	9,007	368,834
Common Stocks - continued
	Shares	Value
Switzerland - continued
Kuehne & Nagel International AG	2,283	$ 314,777
Lindt & Spruengli AG	4	252,167
Lindt & Spruengli AG (participation certificate)	41	214,154
Lonza Group AG	2,137	254,150
Nestle SA	134,039	10,236,712
Novartis AG	95,686	9,324,868
Pargesa Holding SA	1,247	90,313
Partners Group Holding AG	678	182,090
Roche Holding AG (participation certificate)	29,233	7,878,803
Schindler Holding AG:
(participation certificate)	1,754	260,941
(Reg.)	952	138,933
SGS SA (Reg.)	230	438,358
Sika AG (Bearer)	90	308,952
Sonova Holding AG Class B	2,190	288,836
Sulzer AG (Reg.)	1,090	116,040
Swatch Group AG (Bearer)	1,304	521,060
Swatch Group AG (Bearer) (Reg.)	2,006	147,249
Swiss Life Holding AG	1,362	304,974
Swiss Prime Site AG	2,413	209,712
Swiss Re Ltd.	14,612	1,322,432
Swisscom AG	982	576,987
Syngenta AG (Switzerland)	3,874	1,261,893
Transocean Ltd. (Switzerland) (d)	15,469	243,946
UBS Group AG	151,913	2,546,222
Zurich Insurance Group AG	6,194	2,060,169
TOTAL SWITZERLAND		48,586,477
Taiwan - 2.6%
Acer, Inc. (a)	117,288	75,547
Advanced Semiconductor Engineering, Inc.	263,916	329,019
Advantech Co. Ltd.	13,994	103,739
Asia Cement Corp.	91,466	109,479
Asia Pacific Telecom Co. Ltd.	71,000	33,767
ASUSTeK Computer, Inc.	29,000	300,915
AU Optronics Corp.	363,000	195,939
Catcher Technology Co. Ltd.	27,000	234,404
Cathay Financial Holding Co. Ltd.	338,285	480,948
Chang Hwa Commercial Bank	195,003	109,240
Cheng Shin Rubber Industry Co. Ltd.	65,899	157,702
Chicony Electronics Co. Ltd.	21,220	57,809
China Airlines Ltd. (a)	122,490	61,533
Common Stocks - continued
	Shares	Value
Taiwan - continued
China Development Finance Holding Corp.	588,800	$ 191,963
China Life Insurance Co. Ltd.	120,471	100,250
China Motor Co. Ltd.	21,000	17,891
China Steel Corp.	501,426	421,746
Chinatrust Financial Holding Co. Ltd.	581,724	366,363
Chunghwa Telecom Co. Ltd.	157,000	471,043
Clevo Co. Ltd.	13,161	19,772
Compal Electronics, Inc.	162,000	117,282
CTCI Corp.	29,000	45,496
Delta Electronics, Inc.	75,000	454,795
E.SUN Financial Holdings Co. Ltd.	254,351	155,343
ECLAT Textile Co. Ltd.	6,240	64,134
EPISTAR Corp.	40,000	70,353
EVA Airways Corp. (a)	87,652	67,119
Evergreen Marine Corp. (Taiwan) (a)	72,000	50,931
Far Eastern Department Stores Co. Ltd.	49,468	41,902
Far Eastern Textile Ltd.	128,691	128,591
Far EasTone Telecommunications Co. Ltd.	65,000	157,659
Farglory Land Development Co. Ltd.	21,398	24,811
First Financial Holding Co. Ltd.	296,178	171,299
Formosa Chemicals & Fibre Corp.	130,590	277,432
Formosa International Hotel Corp.	1,210	12,134
Formosa Petrochemical Corp.	48,000	101,522
Formosa Plastics Corp.	175,480	420,426
Formosa Taffeta Co. Ltd.	34,000	34,086
Foxconn Technology Co. Ltd.	36,413	97,884
Fubon Financial Holding Co. Ltd.	278,398	437,971
Giant Manufacturing Co. Ltd.	12,000	103,982
Hermes Microvision, Inc.	2,000	93,755
Highwealth Construction Corp.	24,600	49,504
HIWIN Technologies Corp.	7,324	59,822
Hon Hai Precision Industry Co. Ltd. (Foxconn)	521,696	1,421,225
Hotai Motor Co. Ltd.	10,000	142,654
HTC Corp. (a)	29,000	142,736
Hua Nan Financial Holdings Co. Ltd.	234,883	129,630
Innolux Corp.	338,427	161,868
Inotera Memories, Inc. (a)	92,000	130,593
Inventec Corp.	91,280	66,934
Kinsus Interconnect Technology Corp.	8,000	25,454
Largan Precision Co. Ltd.	4,000	330,236
Lite-On Technology Corp.	82,570	101,037
MediaTek, Inc.	58,970	890,198
Common Stocks - continued
	Shares	Value
Taiwan - continued
Mega Financial Holding Co. Ltd.	423,632	$ 320,923
Merida Industry Co. Ltd.	9,300	63,776
Nan Ya Plastics Corp.	201,780	402,505
Novatek Microelectronics Corp.	23,000	125,601
Pegatron Corp.	65,000	171,596
Phison Electronics Corp.	7,000	49,267
Pou Chen Corp.	86,000	116,929
Powertech Technology, Inc.	27,000	44,346
President Chain Store Corp.	25,000	190,799
Quanta Computer, Inc.	114,000	275,817
Radiant Opto-Electronics Corp.	16,241	51,009
Realtek Semiconductor Corp.	20,090	60,474
Ruentex Development Co. Ltd.	29,703	44,270
Ruentex Industries Ltd.	23,015	49,534
ScinoPharm Taiwan Ltd.	7,363	12,253
Shin Kong Financial Holding Co. Ltd.	365,412	101,132
Siliconware Precision Industries Co. Ltd.	124,000	207,587
Simplo Technology Co. Ltd.	10,200	49,692
Sinopac Holdings Co.	288,916	116,733
Standard Foods Corp.	12,944	27,623
Synnex Technology International Corp.	58,000	82,771
Taishin Financial Holdings Co. Ltd.	310,541	126,409
Taiwan Business Bank	168,473	48,551
Taiwan Cement Corp.	142,000	190,336
Taiwan Cooperative Financial Holding Co. Ltd.	224,739	115,073
Taiwan Fertilizer Co. Ltd.	28,000	48,432
Taiwan Glass Industry Corp.	44,225	31,910
Taiwan Mobile Co. Ltd.	71,600	234,394
Taiwan Semiconductor Manufacturing Co. Ltd.	1,025,000	4,475,122
TECO Electric & Machinery Co. Ltd.	74,000	68,583
Transcend Information, Inc.	10,000	31,636
TSRC Corp.	17,010	20,087
U-Ming Marine Transport Corp.	13,000	19,945
Unified-President Enterprises Corp.	197,231	312,011
Unimicron Technology Corp.	50,000	33,995
United Microelectronics Corp.	477,000	229,321
Vanguard International Semiconductor Corp.	36,000	60,539
Walsin Lihwa Corp. (a)	114,000	34,935
Wistron Corp.	90,047	81,504
WPG Holding Co. Ltd.	58,000	71,494
Yang Ming Marine Transport Corp. (a)	61,000	32,612
Common Stocks - continued
	Shares	Value
Taiwan - continued
Yuanta Financial Holding Co. Ltd.	379,194	$ 180,600
Yulon Motor Co. Ltd.	33,000	47,845
TOTAL TAIWAN		19,679,838
Thailand - 0.5%
Advanced Info Service PCL	2,900	21,645
Advanced Info Service PCL (For. Reg.)	40,700	303,780
Airports of Thailand PCL (For. Reg.)	16,500	162,630
Bangkok Bank PCL	18,400	107,693
Bangkok Bank PCL (For. Reg.)	21,000	122,910
Bangkok Dusit Medical Services PCL (For. Reg.)	109,000	61,736
Banpu PCL (For. Reg.)	46,300	34,316
BEC World PCL (For. Reg.)	34,100	53,552
BTS Group Holdings PCL	234,500	70,270
Bumrungrad Hospital PCL (For. Reg.)	15,100	71,752
C.P. ALL PCL (For. Reg.)	176,500	223,362
Central Pattana PCL (For. Reg.)	48,500	66,043
Charoen Pokphand Foods PCL (For. Reg.)	105,500	81,047
Delta Electronics PCL (For. Reg.)	20,000	45,135
Energy Absolute PCL	46,200	35,150
Glow Energy PCL (For. Reg.)	21,000	58,203
Home Product Center PCL (For. Reg.)	104,850	26,050
Indorama Ventures PCL:
warrants 8/24/17 (a)	4,070	276
warrants 8/24/18 (a)	3,131	203
(For. Reg.)	40,700	27,045
IRPC PCL (For. Reg.)	378,700	39,474
Kasikornbank PCL	24,000	163,663
Kasikornbank PCL (For. Reg.)	52,000	354,604
Krung Thai Bank PCL (For. Reg.)	137,855	95,334
Minor International PCL:
warrants 11/3/17 (a)	3,135	537
(For. Reg.)	62,700	69,152
PTT Exploration and Production PCL	6,300	20,981
PTT Exploration and Production PCL (For. Reg.)	52,044	173,324
PTT Global Chemical PCL (For. Reg.)	64,439	111,077
PTT PCL	1,900	20,067
PTT PCL (For. Reg.)	39,700	419,301
Siam Cement PCL	1,700	25,804
Siam Cement PCL (For. Reg.)	15,200	230,715
Siam Commercial Bank PCL	4,600	25,172
Siam Commercial Bank PCL (For. Reg.)	60,400	330,525
Common Stocks - continued
	Shares	Value
Thailand - continued
Thai Oil PCL (For. Reg.)	26,500	$ 41,366
Thai Union Frozen Products PCL (For. Reg.)	72,000	47,625
TMB PCL (For. Reg.)	576,200	54,447
True Corp. PCL (For. Reg.) (a)	377,932	156,430
TOTAL THAILAND		3,952,396
Turkey - 0.4%
Akbank T.A.S.	76,502	280,202
Anadolu Efes Biracilik Ve Malt Sanayii A/S (a)	8,245	72,464
Arcelik A/S	8,967	57,182
Bim Birlesik Magazalar A/S JSC	8,583	173,674
Coca-Cola Icecek Sanayi A/S	3,209	64,802
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	83,855	110,033
Enka Insaat ve Sanayi A/S	21,313	43,213
Eregli Demir ve Celik Fabrikalari T.A.S.	57,796	103,954
Ford Otomotiv Sanayi A/S	3,001	41,771
Haci Omer Sabanci Holding A/S	39,117	165,499
Koc Holding A/S	25,001	130,304
Koza Altin Isletmeleri A/S	1,096	8,669
Petkim Petrokimya Holding A/S	17,000	26,616
TAV Havalimanlari Holding A/S	6,922	51,781
Tofas Turk Otomobil Fabrikasi A/S	3,937	26,313
Tupras Turkiye Petrol Rafinelleri A/S	5,261	114,304
Turk Hava Yollari AO (a)	21,476	82,347
Turk Sise ve Cam Fabrikalari A/S	28,161	44,090
Turk Telekomunikasyon A/S	25,096	75,299
Turkcell Iletisim Hizmet A/S (a)	37,531	216,061
Turkiye Garanti Bankasi A/S	96,326	405,030
Turkiye Halk Bankasi A/S	24,600	158,885
Turkiye Is Bankasi A/S Series C	67,405	196,459
Turkiye Vakiflar Bankasi TAO	26,198	61,257
Ulker Biskuvi Sanayi A/S	5,847	46,369
Yapi ve Kredi Bankasi A/S	38,368	79,832
TOTAL TURKEY		2,836,410
United Arab Emirates - 0.1%
Abu Dhabi Commercial Bank PJSC (a)	46,500	87,606
Aldar Properties PJSC (a)	144,862	93,471
Arabtec Holding Co. (a)	36,000	28,423
DP World Ltd.	6,959	136,744
Dubai Financial Market PJSC (a)	92,909	48,060
Dubai Islamic Bank Pakistan Ltd. (a)	35,269	62,606
Common Stocks - continued
	Shares	Value
United Arab Emirates - continued
Emaar Properties PJSC	149,009	$ 271,807
First Gulf Bank PJSC	31,000	143,477
National Bank of Abu Dhabi PJSC (a)	27,402	95,865
TOTAL UNITED ARAB EMIRATES		968,059
United Kingdom - 13.5%
3i Group PLC	38,648	267,366
Aberdeen Asset Management PLC	36,871	243,077
Admiral Group PLC	8,027	175,067
Aggreko PLC	11,038	258,359
Amec Foster Wheeler PLC	15,333	184,179
Anglo American PLC (United Kingdom)	58,302	973,854
Antofagasta PLC	16,047	157,105
ARM Holdings PLC	58,485	911,513
Ashtead Group PLC	21,191	347,267
Associated British Foods PLC	14,821	692,695
AstraZeneca PLC (United Kingdom)	52,541	3,740,149
Aviva PLC	122,561	972,385
Babcock International Group PLC	13,981	211,845
BAE Systems PLC	131,564	1,005,671
Barclays PLC	683,226	2,399,509
BG Group PLC	141,877	1,892,336
BHP Billiton PLC	88,011	1,911,646
BP PLC	735,177	4,722,798
BP PLC sponsored ADR	5,120	198,810
British American Tobacco PLC (United Kingdom)	77,485	4,371,395
British Land Co. PLC	39,857	497,971
BT Group PLC	338,661	2,124,640
Bunzl PLC	14,164	404,703
Burberry Group PLC	18,170	473,187
Capita Group PLC	27,531	463,603
Carnival PLC	7,709	345,140
Carphone Warehouse Group PLC	40,368	264,490
Centrica PLC	208,537	922,821
Cobham PLC	45,649	224,628
Compass Group PLC	70,033	1,214,117
Croda International PLC	5,709	228,473
Diageo PLC	104,447	3,091,696
Direct Line Insurance Group PLC	61,422	289,106
easyJet PLC	6,832	191,606
Fresnillo PLC	9,792	132,591
G4S PLC (United Kingdom)	65,458	281,187
Common Stocks - continued
	Shares	Value
United Kingdom - continued
GKN PLC	69,763	$ 387,314
GlaxoSmithKline PLC	201,965	4,447,011
Hammerson PLC	32,656	338,649
Hargreaves Lansdown PLC	9,998	152,246
HSBC Holdings PLC (United Kingdom)	795,851	7,281,402
ICAP PLC	22,290	156,988
IMI PLC	10,864	208,796
Imperial Tobacco Group PLC	39,796	1,872,549
Inmarsat PLC	17,100	214,805
InterContinental Hotel Group PLC	9,806	391,041
Intertek Group PLC	6,697	231,295
Intu Properties PLC	36,264	199,366
Investec PLC	22,295	188,052
ITV PLC	156,763	519,456
J Sainsbury PLC	52,605	202,363
Johnson Matthey PLC	8,562	420,541
Kingfisher PLC	97,311	500,583
Land Securities Group PLC	33,126	635,654
Legal & General Group PLC	246,869	996,144
Lloyds Banking Group PLC (a)	2,373,111	2,628,967
London Stock Exchange Group PLC	9,079	323,409
Marks & Spencer Group PLC	67,159	488,187
Meggitt PLC	32,412	263,134
Melrose PLC	43,691	174,390
Merlin Entertainments PLC	21,370	129,877
National Grid PLC	156,242	2,196,605
Next PLC	6,302	686,751
Old Mutual PLC	203,962	639,606
Pearson PLC	34,224	694,398
Persimmon PLC	12,642	303,139
Prudential PLC	106,558	2,590,467
Reckitt Benckiser Group PLC	27,062	2,290,388
Reed Elsevier PLC	47,424	823,328
Rexam PLC	29,747	190,421
Rio Tinto PLC	52,995	2,328,758
Rolls-Royce Group PLC	78,592	1,055,316
Royal & Sun Alliance Insurance Group PLC (a)	40,772	278,989
Royal Bank of Scotland Group PLC (a)	105,233	571,386
Royal Dutch Shell PLC:
Class A (Netherlands)	17,247	524,757
Class A (United Kingdom)	141,740	4,319,605
Class A sponsored ADR	2,561	157,373
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Royal Dutch Shell PLC: - continued
Class B (United Kingdom)	101,502	$ 3,213,549
Royal Mail PLC	28,464	186,495
SABMiller PLC	40,204	2,195,431
Sage Group PLC	45,369	328,144
Schroders PLC	5,314	231,954
Scottish & Southern Energy PLC	40,447	980,223
Segro PLC	29,048	180,434
Severn Trent PLC	9,750	316,031
Sky PLC	43,269	604,794
Smith & Nephew PLC	37,261	664,471
Smiths Group PLC	16,294	276,589
Sports Direct International PLC (a)	11,587	124,173
Standard Chartered PLC (United Kingdom)	102,796	1,374,438
Standard Life PLC	99,963	606,774
Tate & Lyle PLC	19,856	202,770
Tesco PLC	338,165	1,143,560
The Weir Group PLC	8,622	218,172
Travis Perkins PLC	10,546	305,298
Tullow Oil PLC	35,099	192,961
Unilever PLC	53,307	2,347,322
United Utilities Group PLC	28,659	443,317
Vodafone Group PLC	1,076,963	3,787,118
Vodafone Group PLC sponsored ADR	2,563	90,038
Whitbread PLC	7,432	560,264
William Hill PLC	35,217	200,028
WM Morrison Supermarkets PLC	88,792	240,596
TOTAL UNITED KINGDOM		100,805,435
United States of America - 0.0%
Southern Copper Corp. (d)	7,273	198,407
TOTAL COMMON STOCKS (Cost $725,417,717)		717,243,402
Nonconvertible Preferred Stocks - 1.4%

Brazil - 0.7%
AES Tiete SA (PN) (non-vtg.)	3,600	22,218
Banco Bradesco SA (PN)	87,290	1,097,286
Banco do Estado Rio Grande do Sul SA	8,100	36,828
Bradespar SA (PN)	9,600	41,538
Braskem SA (PN-A)	6,900	32,015
Nonconvertible Preferred Stocks - continued
	Shares	Value
Brazil - continued
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	9,900	$ 22,654
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)	5,600	185,954
Companhia Energetica de Minas Gerais (CEMIG) (PN)	30,787	136,653
Companhia Energetica de Sao Paulo Series B	6,900	60,585
Companhia Paranaense de Energia-Copel (PN-B)	3,900	45,348
Gerdau SA (PN)	33,000	112,040
Itau Unibanco Holding SA	114,853	1,408,241
Itausa-Investimentos Itau SA (PN)	133,048	453,204
Lojas Americanas SA (PN)	17,797	103,137
Metalurgica Gerdau SA (PN)	11,700	42,906
Oi SA (PN) (a)	12,884	23,960
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	169,900	517,947
Suzano Papel e Celulose SA	13,200	53,474
Telefonica Brasil SA	12,000	222,715
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.) (a)	15,100	18,852
Vale SA (PN-A)	82,200	507,001
TOTAL BRAZIL		5,144,556
Chile - 0.0%
Embotelladora Andina SA Class B	10,186	28,691
Sociedad Quimica y Minera de Chile SA (PN-B)	4,060	97,274
TOTAL CHILE		125,965
Colombia - 0.1%
Banco Davivienda SA	3,654	38,367
BanColombia SA (PN)	17,346	205,308
Grupo Aval Acciones y Valores SA	129,678	68,294
Grupo de Inversiones Suramerica SA	3,962	56,507
Inversiones Argos SA	5,290	40,152
TOTAL COLOMBIA		408,628
France - 0.0%
Air Liquide SA	826	104,539
Germany - 0.4%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	2,136	181,388
FUCHS PETROLUB AG	3,079	126,993
Henkel AG & Co. KGaA	7,482	858,993
Porsche Automobil Holding SE (Germany)	6,258	526,547
Volkswagen AG	6,770	1,517,015
TOTAL GERMANY		3,210,936
Nonconvertible Preferred Stocks - continued
	Shares	Value
Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)	262,822	$ 248,201
Korea (South) - 0.2%
Hyundai Motor Co.	1,219	126,443
Hyundai Motor Co. Series 2	1,512	163,828
LG Chemical Ltd.	366	48,197
Samsung Electronics Co. Ltd.	883	852,603
TOTAL KOREA (SOUTH)		1,191,071
Russia - 0.0%
AK Transneft OAO (a)	55	113,191
Sberbank of Russia (a)	24,295	15,447
Surgutneftegas (a)	91,433	55,165
TOTAL RUSSIA		183,803
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $13,374,200)		10,617,699
Government Obligations - 0.3%
Principal Amount
United States of America - 0.3%
U.S. Treasury Bills, yield at date of purchase 0.05% to 0.06% 3/5/15 to 6/25/15 (f) (Cost $1,999,732)	$ 2,000,000	1,999,900
Money Market Funds - 4.8%
	Shares
Fidelity Cash Central Fund, 0.13% (b)	33,299,647	33,299,647
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	2,602,624	2,602,624
TOTAL MONEY MARKET FUNDS (Cost $35,902,271)		35,902,271
TOTAL INVESTMENT PORTFOLIO - 102.2% (Cost $776,693,920)		765,763,272
NET OTHER ASSETS (LIABILITIES) - (2.2)%		(16,158,707)
NET ASSETS - 100%		$ 749,604,565
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
177 NYSE E-mini MSCI EAFE Index Contracts (United States)	March 2015	$ 15,634,410	$ 340,062
101 NYSE E-mini MSCI Emerging Markets Index Contracts (United States)	March 2015	4,805,075	145,902
11 TME S&P/TSX 60 Index Contracts (Canada)	March 2015	1,481,152	61,442
TOTAL EQUITY INDEX CONTRACTS		$ 21,920,637	$ 547,406
The face value of futures purchased as a percentage of net assets is 2.9%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $32,842 or 0.0% of net assets.

(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,017,925.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 9,264
Fidelity Securities Lending Cash Central Fund	33,460
Total	$ 42,724
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of January 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 84,393,299	$ 35,220,307	$ 49,172,992	$ -
Consumer Staples	74,126,338	24,040,751	50,085,587	-
Energy	51,981,534	19,902,459	32,079,075	-
Financials	194,770,624	73,293,955	121,299,273	177,396
Health Care	65,086,889	13,755,595	51,331,294	-
Industrials	80,151,095	36,781,636	43,369,459	-
Information Technology	55,082,818	5,056,974	50,025,844	-
Materials	55,973,543	28,231,628	27,741,915	-
Telecommunication Services	40,138,966	9,112,603	31,026,363	-
Utilities	26,155,995	14,552,007	11,603,988	-
Government Obligations	1,999,900	-	1,999,900	-
Money Market Funds	35,902,271	35,902,271	-	-
Total Investments in Securities:	$ 765,763,272	$ 295,850,186	$ 469,735,690	$ 177,396
Derivative Instruments:
Assets
Futures Contracts	$ 547,406	$ 547,406	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 37,050,966
Level 2 to Level 1	$ 284,147
Income Tax Information

At January 31, 2015, the cost of investment securities for income tax purposes was $776,952,305. Net unrealized depreciation aggregated $11,189,033, of which $69,736,020 related to appreciated investment securities and $80,925,053 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 1, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 1, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	April 1, 2015